                                                      Registration No. 033-62795
================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                ----------------


                         POST-EFFECTIVE AMENDMENT NO. 11

                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                ----------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Financial Statements and Part II.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2002


[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS

 1.....................................................................Nationwide Life Insurance Company
                                                                       The Variable Account
 2.....................................................................Nationwide Life Insurance Company
 3.....................................................................Custodian of Assets
 4.....................................................................Distribution of The Policies
 5.....................................................................The Variable Account
 6.....................................................................Not Applicable
 7.....................................................................Not Applicable
 8.....................................................................Not Applicable
 9.....................................................................Legal Proceedings
10.....................................................................Information About The Policies; How
                                                                       The Cash Value Varies; Right to
                                                                       Exchange for a Fixed Benefit Policy;
                                                                       Reinstatement; Other Policy Provisions
11.....................................................................Investments of The Variable Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges Reinstatement
14.....................................................................Underwriting and Issuance -
                                                                       Premium Payments
                                                                       Minimum Requirements for Issuance of a Policy
15.....................................................................Investments of the Variable
                                                                       Account; Premium Payments
16.....................................................................Underwriting and Issuance -
                                                                       Allocation of Cash Value
17.....................................................................Surrendering The Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life Insurance Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life Insurance Company
28.....................................................................Company Management
29.....................................................................Company Management
30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life Insurance Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable
38.....................................................................Distribution of The Policies
39.....................................................................Distribution of The Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of The Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable


44.....................................................................How The Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How The Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of The Policies;
52.....................................................................Information About The Policies
53.....................................................................Substitution of Securities
54.....................................................................Taxation of The Company
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Not Applicable
60.....................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
             Issued by Nationwide Life Insurance Company through its
                        Nationwide VLI Separate Account-2


                   The date of this prospectus is May 1, 2002

--------------------------------------------------------------------------------


THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE POLICIES BEFORE INVESTING - THE INSURANCE POLICY IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

NOT ALL BENEFITS, PROGRAMS, FEATURES AND INVESTMENT OPTIONS DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE OR APPROVED FOR USE IN EVERY STATE.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

-    American Century VP Balanced Fund: Class I
-    American Century VP Income & Growth Fund: Class I
-    American Century VP International Fund: Class I
-    American Century VP Ultra Fund: Class I
-    American Century VP Value Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE, WARBURG PINCUS TRUST)
-    Small Cap Growth Portfolio (formerly, Small Company Growth Portfolio)

DREYFUS
-    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolios: Service
     Shares
-    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
-    Dreyfus Stock Index Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND
- Appreciation Portfolio: Initial Shares (formerly, Capital Appreciation Portfolio)
-    Growth & Income Portfolio: Initial Shares *

FEDERATED INSURANCE SERIES
-    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-    VIP Equity-Income Portfolio: Initial Class
-    VIP Growth Portfolio: Initial Class
-    VIP High Income Portfolio: Initial Class *
-    VIP Overseas Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-    VIP II Asset Manager Portfolio: Initial Class
-    VIP II Contrafund(R) Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
- Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
- Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
-    Gartmore GVIT Global Financial Services Fund: Class I
-    Gartmore GVIT Global Health Sciences Fund: Class I
- Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
-    Gartmore GVIT Global Utilities Fund: Class I
-    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
     Fund)
-    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
- Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
-    Gartmore GVIT Investor Destinations Funds
     -    Gartmore GVIT Investor Destinations Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderate Fund
     -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     -    Gartmore GVIT Investor Destinations Aggressive Fund
-    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
-    Gartmore GVIT Nationwide Leaders Fund: Class I
-    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
-    Gartmore GVIT U.S. Growth Leaders Fund: Class I

     - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
     - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadvisers: The Dreyfus Corporation)
     - GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
     - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
     - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES
-    Capital Appreciation Portfolio: Service Shares
-    Global Technology Portfolio: Service Shares
-    International Growth Portfolio: Service Shares

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-    AMT Growth Portfolio
-    AMT Guardian Portfolio
-    AMT Limited Maturity Bond Portfolio
-    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
- Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)
-    Oppenheimer Bond Fund/VA: Initial Class
- Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
-    Oppenheimer Global Securities Fund/VA: Initial Class
-    Oppenheimer Main Street Growth & Income Fund/VA: Initial Class
-    Oppenheimer Multiple Strategies Fund/VA: Initial Class


STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
-    Emerging Markets Debt Portfolio
-    U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-    American Century VP Capital Appreciation Fund: Class I

STRONG VARIABLE INSURANCE FUNDS, INC.
-    International Stock Fund II
-    Strong Discovery Fund II, Inc.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
-    Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
     Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-    VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST
-    Worldwide Bond Fund
-    Worldwide Emerging Markets Fund
-    Worldwide Hard Assets Fund

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM PAYMENTS

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
-    Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
     Portfolio)
-    International Focus Portfolio (formerly, International Equity Portfolio)


DREYFUS
-    Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:
     -    Nationwide's privacy statement;
     - prospectus, annual report or semi-annual report for any underlying mutual fund; and
     -    any required Nationwide forms,

   call:
             1-800-547-7548
      TDD    1-800-238-3035
or write:


     NATIONWIDE LIFE INSURANCE COMPANY
     ONE NATIONWIDE PLAZA, RR1-04-D4
     COLUMBUS, OHIO 43215


Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

THIS POLICY:

-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are modified single premium variable life insurance policies. They provide life insurance coverage on the named insured. For policies offered in New York under a group contract, references throughout this prospectus to "policy will mean "certificate" and references to "policy owner will mean "certificate owner." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.


DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.


Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force during the first 3 years so long as the minimum premium requirement has been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

It may be disadvantageous to policy holders to:

     - replace existing insurance policies with the policy described in this prospectus;

     - purchase a policy to obtain additional insurance protection if the purchaser already owns a variable life insurance policy; or

     - take policy loans or withdrawals from the policy prior to attaining age 59 1/2 (see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On a monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

SEC GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF POLICY EXPENSES.........................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................

SYNOPSIS OF THE POLICIES...........................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................

INVESTING IN THE POLICY............................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES.....................
     Minimum Requirements for Issuance of a Policy
     Premium Payments
     Pricing

POLICY CHARGES.....................................
     Monthly Cost of Insurance Charge
     Monthly Administrative Expense Charge
     Tax Expense Charge
     Mortality and Expense Risk Charge
     Surrender Charges
     Income Tax

SURRENDERING THE POLICY FOR CASH...................
     Surrender (Redemption)
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE............................
     Error in Age or Sex

POLICY PROVISIONS..................................
     Policy Owner
     Beneficiary

OPERATION OF THE POLICY............................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE....................................

POLICY LOANS.......................................
     Taking a Policy Loan
     Effect on Investment Performance
     Loan Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.........................................

POLICY OWNER SERVICES..............................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION..........................
     Calculation of the Death Benefit
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION................................

GRACE PERIOD.......................................
     Reinstatement

TAX MATTERS........................................
     Policy Proceeds
     Withholding
     Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...............................

STATE REGULATION...................................

REPORTS TO POLICY OWNERS...........................

ADVERTISING........................................

LEGAL PROCEEDINGS..................................


INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS........................................


REGISTRATION STATEMENT.............................

DISTRIBUTION OF THE POLICIES.......................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE....................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
     FUNDS.........................................

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH
     SURRENDER VALUES, AND DEATH BENEFITS..........

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming mortality and expense risks (see "Policy Charges").

Nationwide deducts the following charges from the cash value of the policy (see "Policy Charges"):

     -    monthly cost of insurance;
     -    monthly tax expense charge;
     -    monthly administrative expense charge;
     -    daily mortality and expense risk charge; and
     -    surrender charge.


Nationwide deducts a monthly tax expense charge equal to an annualized rate of 0.50% multiplied by the policy's cash value in years one to ten. It consists of a premium tax component equal to an annualized rate of 0.30% and a federal tax component equal to an annualized rate of 0.20% (see "Tax Expense Charge"). This charge is eliminated in years 11 and later.

The administrative expense charge is equal to an annualized rate of 0.30% multiplied by the policy's cash value. Currently, this charge is reduced to an annualized rate of 0.15% multiplied by the policy's cash value in the 11th policy year and after if the cash surrender value is greater than or equal to $100,000 (see "Administrative Expense Charge").


The mortality and expense risk charge is charged daily and equal to an annualized rate of 0.90% multiplied by the cash value (see "Mortality and Expense Risk Charge").

For policies which are surrendered during the first 9 policy years, Nationwide deducts a surrender charge (see "Surrender Charges").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)


---------------------------------------------------------------------------------------------------------------
                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           0.90%             0.00%        0.00%             0.90%
Inc. - American Century VP Balanced
Fund: Class I

American Century Variable Portfolios,           1.00%             0.00%        0.00%             1.00%
Inc. - American Century VP Capital
Appreciation Fund: Class I

American Century Variable Portfolios,           0.70%             0.00%        0.00%             0.70%
Inc. - American Century VP Income &
Growth Fund: Class I

American Century Variable Portfolios,           1.26%             0.00%        0.00%             1.26%
Inc. - American Century VP International
Fund: Class I

American Century Variable Portfolios,           1.00%             0.00%        0.00%             1.00%
Inc. - American Century VP Ultra Fund:
Class I

American Century Variable Portfolios,           0.97%             0.00%        0.00%             0.97%
Inc. - American Century VP Value Fund:
Class I

Credit Suisse Trust - Global                    1.04%             0.36%        0.00%             1.40%
Post-Venture Capital Portfolio

Credit Suisse Trust - International             1.00%             0.30%        0.00%             1.30%
Focus Portfolio

Credit Suisse Trust - Small Cap Growth          0.90%             0.22%        0.00%             1.12%
Portfolio

Dreyfus Investment Portfolios: European         0.81%             0.44%        0.00%             1.25%
Equity Portfolio: Initial Shares

Dreyfus Investment Portfolios - Small           0.35%             0.00%        0.25%             0.60%
Cap Stock Index Portfolios: Service
Shares

The Dreyfus Socially Responsible Growth         0.75%             0.03%        0.00%             0.78%
Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial         0.25%             0.01%        0.00%             0.26%
Shares

Dreyfus Variable Investment Fund -              0.75%             0.03%        0.00%             0.78%
Appreciation Portfolio: Initial Shares

Dreyfus Variable Investment Fund -              0.75%             0.05%        0.00%             0.80%
Growth & Income Portfolio: Initial Shares

Federated Insurance Series - Federated          0.55%             0.15%        0.00%             0.70%
Quality Bond Fund II: Primary Shares

Fidelity VIP Equity-Income Portfolio:           0.48%             0.10%        0.00%             0.58%
Initial Class

Fidelity VIP Growth Portfolio: Initial          0.58%             0.10%        0.00%             0.68%
Class

Fidelity VIP High Income Portfolio:             0.58%             0.13%        0.00%             0.71%
Initial Class

Fidelity VIP Overseas Portfolio: Initial        0.73%             0.19%        0.00%             0.92%
Class R

Fidelity VIP II Asset Manager Portfolio:        0.53%             0.11%        0.00%             0.64%
Initial Class

Fidelity VIP II Contrafund(R) Portfolio:        0.58%             0.10%        0.00%             0.68%
Initial Class

Fidelity VIP III Growth Opportunities           0.58%             0.11%        0.00%             0.69%
Portfolio: Initial Class

Fidelity VIP III Value Strategies               0.58%             0.26%        0.10%             0.94%
Portfolio: Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund:           0.50%             0.26%        0.00%             0.76%
Class I

GVIT Gartmore GVIT Emerging Markets             1.15%             0.21%        0.00%             1.36%
Fund: Class I


---------------------------------------------------------------------------------------------------------------
                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial             1.00%             0.26%        0.00%             1.26%
Services Fund: Class I

GVIT Gartmore GVIT Global Health                1.00%             0.32%        0.00%             1.32%
Sciences Fund: Class I

GVIT Gartmore GVIT Global Technology and        0.98%             0.26%        0.00%             1.24%
Communications Fund: Class I

GVIT Gartmore GVIT Global Utilities             0.80%             0.28%        0.00%             1.08%
Fund: Class I

GVIT Gartmore GVIT Government Bond Fund:        0.50%             0.25%        0.00%             0.75%
Class I

GVIT Gartmore GVIT Growth Fund:                 0.59%             0.25%        0.00%             0.84%
Class I

GVIT Gartmore GVIT International Growth         1.00%             0.33%        0.00%             1.33%
Fund: Class I

GVIT Gartmore GVIT Investor Destinations        0.00%             0.36%        0.25%             0.61%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations        0.00%             0.36%        0.25%             0.61%
Moderately Conservative Fund

GVIT Gartmore GVIT Investor Destinations        0.13%             0.20%        0.25%             0.58%
Moderate Fund

GVIT Gartmore GVIT Investor Destinations        0.10%             0.26%        0.25%             0.61%
Moderately Aggressive Fund

GVIT Gartmore GVIT Investor Destinations        0.07%             0.29%        0.25%             0.61%
Aggressive Fund

GVIT Gartmore GVIT Money Market Fund:           0.38%             0.25%        0.00%             0.63%
Class I

GVIT Gartmore GVIT Nationwide Leaders           0.84%             0.41%        0.00%             1.25%
Fund: Class I

GVIT Gartmore GVIT Total Return Fund:           0.59%             0.25%        0.00%             0.84%
Class I

GVIT Gartmore GVIT U.S. Growth Leaders          0.90%             0.22%        0.00%             1.12%
Fund: Class I

GVIT GVIT Small Cap Growth Fund: Class I        1.10%             0.28%        0.00%             1.38%

GVIT GVIT Small Cap Value Fund: Class I         0.86%             0.22%        0.00%             1.08%

GVIT GVIT Small Company Fund: Class I           0.93%             0.26%        0.00%             1.19%

GVIT MAS GVIT Multi Sector Bond Fund:           0.75%             0.27%        0.00%             1.02%
Class I

GVIT Strong GVIT Mid Cap Growth Fund:           0.90%             0.27%        0.00%             1.17%
Class I

GVIT Turner GVIT Growth Focus Fund:             0.85%             0.43%        0.00%             1.28%
Class I

Janus Aspen Series - Capital                    0.65%             0.01%        0.25%             0.91%
Appreciation Portfolio: Service Shares

Janus Aspen Series - Global Technology          0.65%             0.05%        0.25%             0.95%
Portfolio: Service Shares

Janus Aspen Series - International              0.65%             0.06%        0.25%             0.96%
Growth Portfolio: Service Shares

Neuberger Berman AMT Growth Portfolio           0.84%             0.05%        0.00%             0.89%

Neuberger Berman AMT Guardian Portfolio         0.85%             0.14%        0.00%             0.99%

Neuberger Berman AMT Limited Maturity           0.65%             0.08%        0.00%             0.73%
Bond Portfolio

Neuberger Berman AMT Partners Portfolio         0.82%             0.05%        0.00%             0.87%

Oppenheimer Variable Account Funds -            0.64%             0.04%        0.00%             0.68%
Oppenheimer Aggressive Growth Fund/VA:
Initial Class


---------------------------------------------------------------------------------------------------------------
                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            0.72%             0.05%         0.00%            0.77%
Oppenheimer Bond Fund/VA: Initial Class

Oppenheimer Variable Account Funds -            0.64%             0.04%         0.00%            0.68%
Oppenheimer Capital Appreciation Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -            0.64%             0.06%         0.00%            0.70%
Oppenheimer Global Securities Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -            0.68%             0.05%         0.00%            0.73%
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class

Oppenheimer Variable Account Funds -            0.72%             0.04%         0.00%            0.76%
Oppenheimer Multiple Strategies Fund/VA:
Initial Class

Strong Opportunity Fund II, Inc.                0.75%             0.35%         0.00%            1.10%

Strong Variable Insurance Funds, Inc. -         1.00%             0.03%         0.00%            1.03%
International Stock Fund II

Strong Variable Insurance Funds, Inc. -         1.00%             0.20%         0.00%            1.20%
Strong Discovery Fund II, Inc.

The Universal Institutional Funds, Inc.-        0.80%             0.37%         0.00%            1.17%
Emerging Markets Debt Portfolio

 The Universal Institutional Funds, Inc.        0.75%             0.35%         0.00%            1.10%
 - U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust -             1.00%             0.19%         0.00%            1.19%
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust -             1.00%             0.28%         0.00%            1.28%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -             1.00%             0.15%         0.00%            1.15%
Worldwide Hard Assets Fund


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                     --------------------------------------

          (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


------------------------------------------------------------------------------------------------------------------
                                                      Management    Other Expenses  12b-1       Total Underlying
                                                         Fees                         Fees    Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital        1.25%          0.36%        0.00%            1.61%
Portfolio

Federated Insurance Series - Federated Quality           0.60%          0.40%        0.25%            1.25%
Bond Fund II: Primary Shares

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.43%        0.25%            0.81%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.42%        0.25%            0.80%
Moderately Conservative Fund

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.26%        0.25%            0.64%
Moderately Aggressive Fund

GVIT Gartmore GVIT Investor Destinations                 0.13%          0.29%        0.25%            0.67%
Aggressive Fund

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)


------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                         0.75%          0.65%        0.00%            1.40%

The Universal Institutional Funds, Inc.-- U. S.          0.80%          0.35%        0.00%            1.15%
Real Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Bond       1.00%          0.24%        0.00%            1.24%
Fund

Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.30%        0.00%            1.30%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.18%        0.00%            1.18%
Assets Fund


SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value"). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium is $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80. Policies are issued to insureds up to age 80.

The policy is intended to be a single premium policy with limited ability to make additional payments. Additional payments are permitted under certain circumstances (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state). Riders currently include:

-    Long Term Care

-    Maturity Extension Endorsement

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE


Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are not directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy


Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner has an unconditional right to transfer all of the cash value in the variable account to the fixed account. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.


The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.

Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2)   further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage on the insured named in the policy. Minimum requirements for policy issuance include:

     -    the insured must be age 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     - minimum initial premium payment of $10,000 for issue ages 0-70, $50,000 for issue ages 71-80.

PREMIUM PAYMENTS

The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments of $1,000 may be made at any time while the policy is in force, except in Virginia, which does not allow additional premiums except to prevent policy lapse, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded;

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments and;

     - additional premium payments will be allocated to the NSAT Money Market Fund unless the policy owner specifies otherwise.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                         -  Independence Day
-   Martin Luther King, Jr. Day            -  Labor Day
-   Presidents' Day                        -  Thanksgiving
-   Good Friday                            -  Christmas
-   Memorial Day

Nationwide also will not price premium payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

No deductions are made from premium payments - 100% of each premium payment is applied to the cash value.

On the policy date and on each monthly anniversary date, Nationwide will deduct an amount to cover charges and expenses incurred in connection with the policy. This monthly deduction is made on a pro-rata basis from the cash value in each sub-account and the fixed account. The amount of the monthly deduction will vary from month to month. If the cash surrender value is not sufficient to cover the monthly deduction, the policy may lapse.

MONTHLY COST OF INSURANCE CHARGE

Immediately after the policy is issued, the death benefit will be substantially greater than the initial premium payment. While the policy is in force, prior to the maturity date, the death benefit will always be greater than the cash value. To enable Nationwide to pay this excess of the death benefit over the cash value, a monthly cost of insurance charge is deducted.

Currently, this charge is equal to an annualized rate of 0.65% multiplied by the cash value. On a current basis, for policy years 11 and later, this charge is anticipated to be reduced to the cash value multiplied by an annualized rate of 0.30% if the cash surrender value is $100,000 or more.

In the State of New York, the current cost of insurance charge is calculated at an annualized rate of 0.65% in all years and will not exceed the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).

In no event will this current monthly deduction for the cost of insurance exceed the guaranteed monthly cost of insurance charges. Guaranteed cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate multiplied by the policy's net amount at risk. The net amount at risk is equal to the death benefit minus the cash value. Guaranteed cost of insurance rates for standard issues are based on the 1980 CSO. Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct.

MONTHLY ADMINISTRATIVE EXPENSE CHARGE

Nationwide deducts a monthly administrative expense charge to cover its actual administrative expense. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including underwriting, accounting and record keeping, and periodic reporting to policy owners. The monthly administrative expense charge is equal to an annualized rate of 0.30% multiplied by the policy's cash value. On a current basis, for policy years 11 and after, this monthly charge is anticipated to be reduced to an annualized rate of 0.15% multiplied by the cash value, provided the cash surrender value is greater than or equal to $100,000. This monthly charge is subject to a $10 per month minimum. (In the State of New York this charge is calculated at an annualized rate of 0.30% in all years and may not exceed $7.50 per month).

TAX EXPENSE CHARGE

During the first 10 policy years, Nationwide takes a monthly deduction to compensate it for certain administrative expenses on an aggregate basis, incurred including premium taxes imposed by various state and local jurisdictions, as well as for federal taxes imposed under Section 848 of the Internal Revenue Code. This monthly charge includes a state and local tax component equal to an annualized rate of 0.30% of the daily account value and a federal component equal to an annualized rate of 0.20% of the daily account value (for a total charge equal to an annualized rate of 0.50% multiplied by the policy's daily account value). This charge is deducted from the account in the same proportion that both, the value of the fixed account and the values of each sub-account, have in relation to the total account value. Nationwide does not expect to make a profit from this monthly tax charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risk associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is equal to an annualized rate of 0.90% multiplied by the cash value attributable to the variable account. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

Nationwide may realize a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years. The surrender charge is comprised of two components:

     -    a sales surrender charge; and

     -    a premium tax surrender charge.

The sales component reimburses Nationwide for expenses incurred in distribution of the policies, including commissions paid on the sale of the policies and a portion of premium taxes incurred by Nationwide. Approximately 75% of the total surrender charges are for the recovery of sales expenses and 25% for the recovery of premium taxes. In no event will the sales surrender charge exceed 7.5% of the total premium payments. Nationwide does not expect to profit from these surrender charges.

Reduction of Charges

Maximum surrender charges are shown in the following table:

---------------------------------------------------
      COMPLETED            SURRENDER CHARGE AS A
        POLICY          PERCENT OF INITIAL PREMIUM
       YEAR(S)                    PAYMENT
 ---------------------------------------------------
          0                       10.0%
          1                       10.0%
          2                        9.0%
          3                        8.0%
          4                        7.0%
          5                        6.0%
          6                        5.0%
          7                        4.0%
          8                        3.0%
     9 and After                   0.0%

Nationwide may reduce or eliminate the sales surrender charge where the policy is issued to an officer, director, former director, partner, employee or retired employee of Nationwide, or an employee of Nationwide Investment Services Corporation ("NISC") or an employee of an affiliate of Nationwide or NISC, or a duly appointed representative of Nationwide who receives no commission as a result of the purchase. Elimination of the sales surrender charge is permitted only if Nationwide does not incur sales expenses normally associated with sales of a policy. In no event will elimination of the sales surrender charge be permitted if to do so would be unfairly discriminatory to any person.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the monthly mortality and expense risk charges (see "Monthly Deductions"). Certain surrenders may result in adverse tax consequences (see "Tax Matters").

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

After the policy has been in force for 5 years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1) the request must be in writing and signed by the policy owner or the policy owner's authorized representative;

     2)   the minimum amount withdrawn must be at least $500;

     3) the maximum partial surrender not subject to surrender charges is limited to the maximum of:

          i)   10% of the total premium payments; and

          ii) 100% of cumulative earnings (cash value minus total premium payments less any policy indebtedness);

     4) the partial surrender must not reduce the cash surrender value below $10,000; and

     5) after the partial surrender, the policy must continue to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount of the partial surrender unless the death benefit is based on the applicable percentage of the cash value. In that case, the partial surrender decreases the specified amount by the amount the partial surrender exceeds the difference between the death benefit and the specified amount. Partial surrender amounts are deducted from the sub-accounts. Deductions are taken from the fixed account only if insufficient values are available in the sub-accounts. No surrender charges are assessed against eligible partial surrenders. Certain partial surrender may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     1)   the value each year of the life insurance protection provided;

     2)   an amount equal to any employer-paid premiums; or

     3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums allocated to sub-accounts on the application will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:

     a)   is the sum of:

     1) the net asset value of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

c)   is a factor representing the daily mortality and expense risk charge.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

     - Nationwide may restrict transfers to the fixed account to 25% of the cash value;

     - after the first policy anniversary the policy owner may transfer up to 100% of the cash value in the variable account to the fixed account;

     - Nationwide may limit the amount of cash value transferred out of the fixed account each year;

     - transfers from the fixed account must be made within 30 days from the end of interest rate guarantee period; and

     -    transfers among sub-accounts can be made once per valuation period.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms


Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

A policy owner may take a policy loan at any time using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of cash value minus surrender charges. Thereafter, maximum policy indebtedness is limited to 90% of cash value minus surrender charges. Nationwide will not grant a loan for less than $1,000 ($200 in Connecticut, $250 in Oregon, $500 in New Jersey and New York). Policy indebtedness will be deducted from the death benefit, the cash surrender value upon surrender, and the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

LOAN INTEREST

Amounts transferred to the policy loan account will earn interest daily from the date of transfer.

Total policy indebtedness is composed of two components:

     -    preferred loans; and

     -    regular loans.

The policy loan account is considered preferred to the extent it is less than or equal to the cash value minus the result of: the premiums excluding any 1035 language amount paid less any withdrawals not taxed as distributions plus any loans previously taxed as distributions plus any amounts reported to Nationwide as cost basis attributable to exchanges under Section 1035 of the Internal Revenue Code. Additional loaned amounts will be treated as regular loans.

Preferred and regular loan amounts will be determined once a year, or any time a new loan is requested. Currently, preferred indebtedness will be credited interest daily at an annual effective rate of 6%. Regular indebtedness will be credited interest daily at an annual effective rate of 4%. The credited rate for all policy indebtedness is guaranteed never to be lower than 4%. This earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at any time a new loan is requested or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all policy indebtedness. Interest is charged daily and is payable at the end of each policy year as well as at any time a new loan is requested. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total loan indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total loan indebtedness plus accrued interest to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio: Initial Class; GVIT Gartmore GVIT Government Bond Fund:
Class I; GVIT Gartmore GVIT Money Market Fund: Class I; and the Neuberger Berman AMT Limited Maturity Bond Portfolio.


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

The specified amount is the dollar amount used to determine the amount of the death benefit. Generally, the initial specified amount is greater for females than for males. The specified amount is shown on the policy data page.

At issue, the specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. The Guideline Single Premium represents the single premium required to mature the policy under guaranteed mortality and expense charges, and an interest rate of 6%. The Guideline Single Premium varies by attained age, sex, underwriting classification, and total premium payments. The following table illustrates representative initial specified amounts:

-------------------------------------------------------
        ISSUE              $10,000 SINGLE PREMIUM
         AGE               ----------------------
                            MALE           FEMALE
-------------------------------------------------------
          35               $62,031         $76,231
          40                49,883          61,337
          45                40,437          49,825
          50                33,079          40,742
          55                27,358          33,531
          60                22,964          27,734
          65                19,579          23,052


-------------------------------------------------------
        ISSUE              $25,000 SINGLE PREMIUM
         AGE               ----------------------
                            MALE           FEMALE
-------------------------------------------------------
          35               $155,077        $190,577
          40                124,707         153,343
          45                101,093         124,562
          50                 82,698         101,854

-------------------------------------------------------
        ISSUE              $25,000 SINGLE PREMIUM
         AGE               ----------------------
                            MALE           FEMALE
-------------------------------------------------------
          55                 68,396          83,828
          60                 57,410          69,335
          65                 48,948          57,631


-------------------------------------------------------
        ISSUE              $50,000 SINGLE PREMIUM
         AGE               ----------------------
                            MALE           FEMALE
-------------------------------------------------------
        35              $310,154           $381,154
        40               249,413            306,685
        45               202,186            249,124
        50               165,397            203,708
        55               136,791            167,655
        60               114,821            138,671
        65                97,895            115,261

While the policy is in force, the death benefit will never be less than the specified amount or the Applicable Percentage of cash value. The death benefit may vary with the cash value of the policy, which depends on investment performance. The amount of death benefit will ordinarily not change for several years to reflect investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. The Applicable Percentage of Cash Value varies by attained age.

             APPLICABLE PERCENTAGE OF CASH VALUE FACTORS
-----------------------------------------------------------------------
 ATTAINED   PERCENTAGE   ATTAINED  PERCENTAGE   ATTAINED   PERCENTAGE
   AGE       OF CASH       AGE       OF CASH      AGE       OF CASH
              VALUE                   VALUE                  VALUE
-----------------------------------------------------------------------
   0-40        250%         61        128%         82         105%
    41         243%         62        126%         83         105%
    42         236%         63        124%         84         105%
    43         229%         64        122%         85         105%
    44         222%         65        120%         86         105%
    45         215%         66        119%         87         105%
    46         209%         67        118%         88         105%
    47         203%         68        117%         89         105%
    48         197%         69        116%         90         105%
    49         191%         70        115%         91         104%
    50         185%         71        113%         92         103%
    51         178%         72        111%         93         102%
    52         171%         73        109%         94         101%
    53         164%         74        107%         95         101%
    54         157%         75        105%         96         101%
    55         150%         76        105%         97         101%
    56         146%         77        105%         98         101%
    57         142%         78        105%         99         101%
    58         138%         79        105%        100         100%
    59         134%         80        105%
    60         130%         81        105%


PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE


If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.


MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

Within 2 years of the policy date, the policy owner may make an irrevocable, one time election to transfer all sub-account cash values to the fixed account. This right is subject to state availability.

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during this grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2)   providing evidence of insurability satisfactory to Nationwide;

     3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4) paying additional premiums equal to at least 3 times the guaranteed cost of insurance charges; and

     5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.

This surrender charge is based on the length of time from the date of premium payments to the effective date of reinstatement. Unless the policy owner has provided otherwise, the allocation of the amount of surrender charge, additional premium payments, and any loan repayments will be based on the underlying mutual fund allocation factors in effect at the start of the grace period.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS


POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Nationwide VLI Separate Account - 2 and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.


DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"). NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:



     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4;
     -    Nationwide VLI Separate Account-5;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-4;
     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Variable Account-7;
     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    Nationwide VA Separate Account-A;
     -    Nationwide VA Separate Account-B;
     -    Nationwide VA Separate Account-C;

     -    Nationwide VL Separate Account-C; and
     -    Nationwide VL Separate Account-D.

Gross commissions paid by Nationwide on the sale of these policies plus fees for marketing services are not more than 6.75% of the premiums paid.


No underwriting commissions have been paid by Nationwide to NISC.


NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


The following is a list of Directors and Officers of NISC.

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
   Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer

The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

-        Nationwide Variable Account;
-        Nationwide Variable Account-II;
-        Nationwide Variable Account-3;
-        Nationwide Variable Account-4;
-        Nationwide Variable Account-5;
-        Nationwide Variable Account-6;
-        Nationwide Variable Account-7;
-        Nationwide Variable Account-8;
-        Nationwide Variable Account-9;
-        Nationwide Variable Account-10;

-        Nationwide Variable Account-11;

-        MFS Variable Account;
-        Nationwide Multi-Flex Variable Account;
-        Nationwide VLI Separate Account;
-        Nationwide VLI Separate Account-2;
-        Nationwide VLI Separate Account-3;
-        Nationwide VLI Separate Account-4; and
-        Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.

W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.

MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.

DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.

ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President-Chief Investment Officer of Nationwide since August 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Fixed Income Investments of Nationwide from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 37 years.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 5 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.

ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.

DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.

JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.

MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP BALANCED FUND: CLASS I
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities.

     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND:
     CLASS I
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.


CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The portfolios are managed by Credit Suisse Asset Management, LLC. ("Credit Suisse").


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is on that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of the restructuring or recapitalization of the company. The Portfolio will invest in at least three countries, including the United States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002) Investment Objective:
     Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance companies. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Coropration.

     Investment Objective: Investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: INITIAL CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: INITIAL CLASS
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II and its portfolios.


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS Investment Objective:
     Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. FMR is the manager of VIP III and its portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE GVIT EMERGING MARKETS FUND:
     CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND:
     CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

         GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
     Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap

          U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans.

Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA: INITIAL CLASS
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS
     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment adviser to the Funds.


     INTERNATIONAL STOCK FUND II (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

     Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Van Eck Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. Van Eck Associates Corporation is the investment adviser and manager.


     WORLDWIDE BOND FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1,
     2002)
     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." For the Fund's purpose, hard assets are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the cash surrender values falls to zero, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made and no cash values are allocated to the fixed account.


The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized effective rate of 0.72%. This effective rate is based on the average of the fund expenses, after expense reimbursement for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annualized effective rate would have been 0.93%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking account of the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.93%, 5.07%, and 11.07% respectively.


The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current charges and guaranteed values reflect the maximum charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

In addition, the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, rating classification and premium payment requested.


                $10,000 INITIAL PREMIUM: $40,437 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                 CASH                              CASH                              CASH
 POLICY  INTEREST AT    CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----     -------
    1       10,500      9,588       8,588     40,437     10,167       9,167     40,437     10,746      9,746      40,437
    2       11,025      9,189       8,189     40,437     10,339       9,339     40,437     11,556      10,556     40,437
    3       11,576      8,801       7,901     40,437     10,516       9,616     40,437     12,438      11,538     40,437
    4       12,155      8,424       7,624     40,437     10,697       9,897     40,437     13,396      12,596     40,437
    5       12,763      8,059       7,359     40,437     10,885      10,185     40,437     14,437      13,737     40,437
    6       13,401      7,704       7,104     40,437     11,077      10,477     40,437     15,570      14,970     40,437
    7       14,071      7,360       6,860     40,437     11,275      10,775     40,437     16,801      16,301     40,437
    8       14,755      7,026       6,626     40,437     11,479      11,079     40,437     18,139      17,739     40,437
    9       15,513      6,701       6,401     40,437     11,689      11,389     40,437     19,594      19,294     40,437
   10       16,289      6,387       6,387     40,437     11,905      11,905     40,437     21,176      21,176     40,437
   15       20,789      5,078       5,078     40,437     13,421      13,421     40,437     32,265      32,265     43,235
   20       26,533      3,922       3,922     40,437     15,213      15,213     40,437     49,756      49,756     60,702
   25       33,864      2,901       2,901     40,437     17,332      17,332     40,437     76,593      76,593     88,848
   30       43,219      1,999       1,999     40,437     19,838      19,838     40,437    120,975     120,975    129,444

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        $25,000 INITIAL PREMIUM: $101,093 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 45

                                                          CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                 CASH                              CASH                              CASH
 POLICY  INTEREST AT     CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----     -------
    1       26,250     24,148      21,648     101,093    25,601      23,101     101,093    27,053      24,553    101,093
    2       27,562     23,322      20,822     101,093    26,218      23,718     101,093    29,285      26,785    101,093
    3       28,941     22,519      20,269     101,093    26,854      24,604     101,093    31,711      29,461    101,093
    4       30,388     21,740      19,740     101,093    27,508      25,508     101,093    34,349      32,349    101,093
    5       31,907     20,984      19,234     101,093    28,181      26,431     101,093    37,216      35,466    101,093
    6       33,502     20,250      18,750     101,093    28,874      27,374     101,093    40,334      38,834    101,093
    7       35,178     19,538      18,288     101,093    29,587      28,337     101,093    43,717      42,467    101,093
    8       36,936     18,847      17,847     101,093    30,320      29,320     101,093    47,384      46,384    101,093
    9       38,783     18,175      17,425     101,093    31,074      30,324     101,093    51,359      50,609    101,093
   10       40,722     17,524      17,524     101,093    31,850      31,850     101,093    55,667      55,667    101,093
   15       51,973     14,918      14,918     101,093    37,003      37,003     101,093    85,612      85,612    114,720
   20       66,332     12,616      12,616     101,093    43,086      43,086     101,093   138,061     138,061    168,435
   25       84,659     10,582      10,582     101,093    50,183      50,183     101,093   228,278     228,278    264,803
   30      108,049      8,785       8,785     101,093    58,450      58,450     101,093   377,449     377,449    403,870

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        $100,000 INITIAL PREMIUM: $273,583 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 55

                                                          CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                 CASH                              CASH                              CASH
 POLICY  INTEREST AT     CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER     DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE      BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----      -------
    1      105,000     96,775      86,775     273,583    102,582     92,582     273,583    108,388     98,388     273,583
    2      110,250     93,654      83,654     273,583    105,230     95,230     273,583    117,481    107,481     273,583
    3      115,762     90,634      81,634     273,583    107,947     98,947     273,583    127,335    118,335     273,583
    4      121,551     87,711      79,711     273,583    110,734     102,734    273,583    138,017    130,017     273,583
    5      127,628     84,883      77,883     273,583    113,593     106,593    273,583    149,594    142,594     273,583
    6      134,010     82,145      76,145     273,583    116,526     110,526    273,583    162,143    156,143     273,583
    7      140,710     79,496      74,496     273,583    119,534     114,534    273,583    175,744    170,744     273,583
    8      147,746     76,932      72,932     273,583    122,620     118,620    273,583    190,486    186,486     273,583
    9      155,133     74,451      71,451     273,583    125,786     122,786    273,583    206,465    203,465     273,583
   10      162,889     72,050      72,050     273,583    129,033     129,033    273,583    223,821    223,821     273,583
   15      207,893     62,709      62,709     273,583    162,006     162,006    273,583    370,079    370,079     429,292
   20      265,330     54,579      54,579     273,583    203,405     203,405    273,583    611,911    611,911     654,744
   25      338,635     47,503      47,503     273,583    255,382     255,382    273,583  1,011,769  1,011,769   1,062,357
   30      432,194     41,344      41,344     273,583    320,641     320,641    336,674  1,672,917  1,672,917   1,756,563

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 65

                                                          CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                  CASH                              CASH                              CASH
 POLICY   INTEREST AT    CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER     DEATH
  YEAR        5%        VALUE        VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE      BENEFIT
    1      105,000     96,775      86,775     195,791    102,582      92,582    195,791    108,388     98,388     195,791
    2      110,250     93,654      83,654     195,791    105,230      95,230    195,791    117,481    107,481     195,791
    3      115,762     90,634      81,634     195,791    107,947      98,947    195,791    127,335    118,335     195,791
    4      121,551     87,711      79,711     195,791    110,734     102,734    195,791    138,017    130,017     195,791
    5      127,628     84,883      77,883     195,791    113,593     106,593    195,791    149,594    142,594     195,791
    6      134,010     82,145      76,145     195,791    116,526     110,526    195,791    162,143    156,143     195,791
    7      140,710     79,496      74,496     195,791    119,534     114,534    195,791    175,759    170,759     198,608
    8      147,746     76,932      72,932     195,791    122,620     118,620    195,791    190,664    186,664     211,637
    9      155,133     74,451      71,451     195,791    125,786     122,786    195,791    206,947    203,947     225,572
   10      162,889     72,050      72,050     195,791    129,033     129,033    195,791    224,780    224,780     240,514
   15      207,893     62,709      62,709     195,791    162,006     162,006    195,791    371,664    371,664     390,247
   20      265,330     54,579      54,579     195,791    203,405     203,405    213,575    614,530    614,530     645,257
   25      338,635     47,503      47,503     195,791    255,382     255,382    268,151  1,016,100  1,016,100   1,066,905
   30      432,194     41,344      41,344     195,791    320,641     320,641    323,848  1,680,079  1,680,079   1,696,880


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                         $10,000 INITIAL PREMIUM: $19,579 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 65

                                                          CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                  CASH                              CASH                             CASH
 POLICY   INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER     DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE      BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----      -------
    1       10,500      9,588       8,588     19,579     10,167       9,167     19,579     10,746      9,746      19,579
    2       11,025      9,189       8,189     19,579     10,339       9,339     19,579     11,556      10,556     19,579
    3       11,576      8,801       7,901     19,579     10,516       9,616     19,579     12,438      11,538     19,579
    4       12,155      8,424       7,624     19,579     10,697       9,897     19,579     13,396      12,596     19,579
    5       12,763      8,059       7,359     19,579     10,885      10,185     19,579     14,437      13,737     19,579
    6       13,401      7,704       7,104     19,579     11,077      10,477     19,579     15,570      14,970     19,579
    7       14,071      7,360       6,860     19,579     11,275      10,775     19,579     16,801      16,301     19,579
    8       14,775      7,026       6,626     19,579     11,479      11,079     19,579     18,145      17,745     20,141
    9       15,513      6,701       6,401     19,579     11,689      11,389     19,579     19,628      19,328     21,395
   10       16,289      6,387       6,387     19,579     11,905      11,905     19,579     21,258      21,258     22,746
   15       20,789      5,078       5,078     19,579     13,421      13,421     19,579     32,723      32,723     34,359
   20       26,533      3,922       3,922     19,579     15,213      15,213     19,579     50,240      50,240     52,752
   25       33,864      2,901       2,901     19,579     17,332      17,332     19,579     77,062      77,062     80,915
   30       43,219      1,999       1,999     19,579     19,889      19,889     20,088    121,655     121,655    122,871


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                         $10,000 INITIAL PREMIUM: $40,437 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 45

                                                         GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                 CASH                              CASH                              CASH
 POLICY   INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----     -------
    1       10,500      9,508       8,508     40,437     10,087       9,087     40,437     10,666      9,666      40,437
    2       11,025      9,012       8,012     40,437     10,165       9,165     40,437     11,386      10,386     40,437
    3       11,576      8,513       7,613     40,437     10,233       9,333     40,437     12,165      11,265     40,437
    4       12,155      8,008       7,208     40,437     10,291       9,491     40,437     13,010      12,210     40,437
    5       12,763      7,496       6,796     40,437     10,336       9,636     40,437     13,926      13,226     40,437
    6       13,401      6,974       6,374     40,437     10,366       9,766     40,437     14,919      14,319     40,437
    7       14,071      6,440       5,940     40,437     10,377       9,877     40,437     15,997      15,497     40,437
    8       14,755      5,890       5,490     40,437     10,368       9,968     40,437     17,168      16,768     40,437
    9       15,513      5,320       5,020     40,437     10,333      10,033     40,437     18,441      18,141     40,437
   10       16,289      4,727       4,727     40,437     10,269      10,269     40,437     19,826      19,826     40,437
   15       20,789      1,373       1,373     40,437      9,667       9,667     40,437     29,766      29,766     40,437
   20       26,533       (*)         (*)        (*)       7,559       7,559     40,437     45,849      45,849     55,936
   25       33,864       (*)         (*)        (*)       2,262       2,262     40,437     70,580      70,580     81,873
   30       43,219       (*)         (*)        (*)        (*)         (*)        (*)     108,806     108,806    116,423


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        $25,000 INITIAL PREMIUM: $101,093 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 45

                                                         GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                 CASH                              CASH                              CASH
 POLICY   INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----     -------
    1       26,250     23,947      21,447     101,093    25,401      22,901     101,093    26,855      24,355    101,093
    2       27,562     22,884      20,384     101,093    25,788      23,288     101,093    28,863      26,363    101,093
    3       28,941     21,807      19,557     101,093    26,159      23,909     101,093    31,042      28,792    101,093
    4       30,388     20,715      18,715     101,093    26,511      24,511     101,093    33,406      31,406    101,093
    5       31,907     19,601      17,851     101,093    26,841      25,091     101,093    35,975      34,225    101,093
    6       33,502     18,462      16,962     101,093    27,143      25,643     101,093    38,767      37,267    101,093
    7       35,178     17,289      16,039     101,093    27,410      26,160     101,093    41,802      40,552    101,093
    8       36,936     16,075      15,075     101,093    27,636      26,636     101,093    45,096      44,096    101,093
    9       38,783     14,811      14,061     101,093    27,811      27,061     101,093    48,673      47,923    101,093
   10       40,722     13,487      13,487     101,093    27,928      27,928     101,093    52,565      52,565    101,093
   15       51,973      5,953       5,953     101,093    28,144      28,144     101,093    80,264      80,264    107,553
   20       66,332       (*)         (*)        (*)      25,340      25,340     101,093   123,885     123,885    151,139
   25       84,659       (*)         (*)        (*)      16,003      16,003     101,093   190,707     190,707    221,220
   30      108,049       (*)         (*)        (*)        (*)         (*)        (*)     293,994     293,994    314,574


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        $100,000 INITIAL PREMIUM: $273,583 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 55

                                                         GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                 CASH                              CASH                              CASH
 POLICY   INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER     DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE      BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----      -------
    1      105,000     95,495      85,495     273,583    101,309      91,309     273,583    107,123     97,123     273,583
    2      110,250     90,876      80,876     273,583    102,495      92,495     273,583    114,805    104,805     273,583
    3      115,762     86,124      77,124     273,583    103,545      94,545     273,583    123,109    114,109     273,583
    4      121,551     81,215      73,215     273,583    104,443      96,443     273,583    132,109    124,109     273,583
    5      127,628     76,122      69,122     273,583    105,166      98,166     273,583    141,887    134,887     273,583
    6      134,010     70,805      64,805     273,583    105,682      99,682     273,583    152,532    146,532     273,583
    7      140,710     65,214      60,214     273,583    105,950     100,950     273,583    164,149    159,149     273,583
    8      147,746     59,289      55,289     273,583    105,923     101,923     273,583    176,862    172,862     273,583
    9      155,133     52,964      49,964     273,583    105,547     102,547     273,583    190,822    187,822     273,583
   10      162,889     46,167      46,167     273,583    104,765     104,765     273,583    206,215    206,215     273,583
   15      207,893      2,786       2,786     273,583     95,414      95,414     273,583    316,722    316,722     367,398
   20      265,330       (*)         (*)        (*)       59,990      59,990     273,583    488,260    488,260     522,438
   25      338,635       (*)         (*)        (*)        (*)         (*)        (*)       757,646    757,646     795,528
   30      432,194       (*)         (*)        (*)        (*)         (*)        (*)     1,161,823  1,161,823   1,219,914


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                         $10,000 INITIAL PREMIUM: $19,579 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 65

                                                         GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                 CASH                              CASH                              CASH
 POLICY   INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER     DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE      BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----      -------
    1       10,500      9,388       8,388     19,579      9,969       8,969     19,579     10,551       9,551     19,579
    2       11,025      8,747       7,747     19,579      9,911       8,911     19,579     11,146      10,146     19,579
    3       11,576      8,071       7,171     19,579      9,821       8,921     19,579     11,794      10,894     19,579
    4       12,155      7,354       6,554     19,579      9,696       8,896     19,579     12,501      11,701     19,579
    5       12,763      6,587       5,887     19,579      9,527       8,827     19,579     13,280      12,580     19,579
    6       13,401      5,759       5,159     19,579      9,306       8,706     19,579     14,141      13,541     19,579
    7       14,071      4,854       4,354     19,579      9,021       8,521     19,579     15,102      14,602     19,579
    8       14,775      3,853       3,453     19,579      8,658       8,258     19,579     16,182      15,782     19,579
    9       15,513      2,733       2,433     19,579      8,198       7,898     19,579     17,408      17,108     19,579
   10       16,289      1,468       1,468     19,579      7,620       7,620     19,579     18,814      18,814     20,131
   15       20,789       (*)         (*)        (*)       2,019       2,019     19,579     28,873      28,873     30,316
   20       26,533       (*)         (*)        (*)        (*)         (*)        (*)      44,181      44,181     46,390
   25       33,864       (*)         (*)        (*)        (*)         (*)        (*)      66,522      66,522     69,848
   30       43,219       (*)         (*)        (*)        (*)         (*)        (*)     100,967     100,967    101,976


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                                                  MALE: SIMPLIFIED ISSUE: AGE 65

                                                         GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                  INVESTMENT RETURN
          PREMIUMS
          PAID PLUS                 CASH                              CASH                              CASH
 POLICY   INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER     DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE      BENEFIT
  ----        --        -----       -----     -------     -----       -----     -------     -----      -----      -------
    1      105,000     94,791      84,791     195,791    100,625     90,625     195,791    106,462     96,462     195,791
    2      110,250     89,312      79,312     195,791    101,035     91,035     195,791    113,468    103,468     195,791
    3      115,762     83,516      74,516     195,791    101,204     92,204     195,791    121,109    112,109     195,791
    4      121,551     77,344      69,344     195,791    101,094     93,094     195,791    129,494    121,494     195,791
    5      127,628     70,719      63,719     195,791    100,655     93,655     195,791    138,752    131,752     195,791
    6      134,010     63,536      57,536     195,791     99,817     93,817     195,791    149,039    143,039     195,791
    7      140,710     55,660      50,660     195,791     98,490     93,490     195,791    160,554    155,554     195,791
    8      147,746     46,918      42,918     195,791     96,557     92,557     195,791    173,557    169,557     195,791
    9      155,133     37,097      34,097     195,791     93,877     90,877     195,791    188,267    185,267     205,211
   10      162,889     25,940      25,940     195,791     90,288     90,288     195,791    204,490    204,490     218,804
   15      207,893       (*)         (*)        (*)       53,155     53,155     195,791    317,313    317,313     333,178
   20      265,330       (*)         (*)        (*)        (*)         (*)        (*)      486,588    486,588     510,917
   25      338,635       (*)         (*)        (*)        (*)         (*)        (*)      732,640    732,640     769,272
   30      432,194       (*)         (*)        (*)        (*)         (*)        (*)    1,112,001  1,112,001   1,123,121

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTION" AND "SURRENDER CHARGES" SECTION OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2002

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:

    American Century VP - American Century VP Balanced (ACVPBal)
      781,490 shares (cost $5,821,077) ..................................................   $  5,150,017

    American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      2,173,271 shares (cost $24,043,046) ...............................................     16,299,534

    American Century VP - American Century VP Income & Growth (ACVPIncGr)
      662,065 shares (cost $4,752,168) ..................................................      4,276,937

    American Century VP - American Century VP International (ACVPInt)
      2,220,164 shares (cost $18,974,637) ...............................................     14,630,883

    American Century VP - American Century VP Value (ACVPValue)
      1,653,746 shares (cost $11,583,135) ...............................................     12,303,870

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
      177,315 shares (cost $2,145,061) ..................................................      1,723,501

    Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
      811,829 shares (cost $6,619,592) ..................................................      6,770,656

    Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCo)
      1,301,131 shares (cost $21,273,729) ...............................................     18,228,846

    Dreyfus IP - European Equity Portfolio (DryEuroEq)
      7,666 shares (cost $81,306) .......................................................         81,944

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      510,423 shares (cost $18,276,231) .................................................     13,612,983

    Dreyfus Stock Index Fund (DryStkIx)
      3,025,332 shares (cost $97,823,554) ...............................................     88,823,754

    Dreyfus VIF - Appreciation Portfolio (DryAp)
      192,936 shares (cost $7,293,541) ..................................................      6,748,906

    Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      133,404 shares (cost $3,193,858) ..................................................      2,888,194

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
      3,385,841 shares (cost $81,987,638) ...............................................     77,027,880

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
      3,551,766 shares (cost $159,626,892) ..............................................    119,374,842

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      2,596,303 shares (cost $22,319,658) ...............................................     16,642,300

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
      1,245,436 shares (cost $25,570,260) ...............................................     17,286,658

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
      1,834,323 shares (cost $29,818,675) ...............................................     26,616,026

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
      2,612,730 shares (cost $63,463,282) ...............................................     52,594,255

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
      272,910 shares (cost $5,244,133) ..................................................      4,129,133

    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      127,773 shares (cost $2,893,416) ..................................................      2,628,288

    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      461,980 shares (cost $1,907,991) ..................................................      1,884,877

    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      83,743 shares (cost $1,859,200) ...................................................      1,951,218

    Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
      1,770,510 shares (cost $37,635,429) ...............................................     18,678,881

    Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
      253,656 shares (cost $3,293,702) ..................................................      3,340,652

    Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
      60,392 shares (cost $394,939) .....................................................        427,574

    Nationwide(R) SAT -
    Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
      83,133 shares (cost $367,567) .....................................................        349,990

    Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
      8,999 shares (cost $54,414) .......................................................         55,252

    Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
      1,602,637 shares (cost $18,941,535) ...............................................     18,686,753

    Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
      68,346 shares (cost $625,323) .....................................................        624,683

    Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      51,651,981 shares (cost $51,651,981) ..............................................     51,651,981

    Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
      92,044 shares (cost $1,322,196) ...................................................      1,332,790

    Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
      1,523,366 shares (cost $15,782,867) ...............................................     15,782,072

    Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
      1,373,785 shares (cost $28,912,245) ...............................................     25,607,361

    Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
      79,823 shares (cost $915,284) .....................................................        925,153

    Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      7,808,043 shares (cost $114,619,147) ..............................................     77,221,541

    Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
      55,997 shares (cost $201,411) .....................................................        203,829

    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
      1,476 shares (cost $14,135) .......................................................         14,260

    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      2,059,243 shares (cost $27,220,898) ...............................................     23,722,484

    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      176,527 shares (cost $2,801,821) ..................................................      2,584,354

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      367,681 shares (cost $4,848,302) ..................................................      4,952,667

    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      1,566,122 shares (cost $26,356,552) ...............................................     23,648,440

    Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      44,046 shares (cost $1,921,533) ...................................................      1,793,534

    Oppenheimer Bond Fund/VA (OppBdFd)
      1,168,321 shares (cost $13,301,583) ...............................................     13,096,874

    Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      456,413 shares (cost $21,761,302) .................................................     16,695,583

    Oppenheimer Global Securities Fund/VA (OppGlSec)
      1,459,363 shares (cost $37,422,502) ...............................................     33,331,862

    Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
      45,030 shares (cost $891,831) .....................................................        855,117

    Oppenheimer Multiple Strategies Fund/VA (OppMult)
      947,213 shares (cost $15,452,114) .................................................     14,587,088

    Strong Opportunity Fund II, Inc. (StOpp2)
      2,217,437 shares (cost $48,190,456) ...............................................     43,129,141

    Strong VIF - Strong Discovery Fund II (StDisc2)
      666,299 shares (cost $6,698,848) ..................................................      6,876,204

    Strong VIF - Strong International Stock Fund II (StIntStk2)
      308,039 shares (cost $2,462,548) ..................................................      2,291,811

    UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      183,848 shares (cost $1,327,245) ..................................................      1,275,905

    UIF - U.S. Real Estate Portfolio (UIFUSRE)
      734,078 shares (cost $8,923,116) ..................................................      8,867,664

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      238,713 shares (cost $2,297,143) ..................................................      2,248,680

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      444,033 shares (cost $3,491,190) ..................................................      3,614,431

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      308,515 shares (cost $3,310,810) ..................................................      3,298,022
                                                                                            ------------
        Total investments ...............................................................    933,448,135

  Accounts receivable ...................................................................        --
                                                                                            ------------
        Total assets ....................................................................    933,448,135

ACCOUNTS PAYABLE ........................................................................         43,158
                                                                                            ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ........................................................   $933,404,977
                                                                                            ============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                          TOTAL
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $  14,498,694       14,156,269       14,098,293
  Mortality and expense risk charges (note 3) ....      (7,447,011)      (8,863,841)      (7,660,149)
                                                     -------------    -------------    -------------
    Net investment income ........................       7,051,683        5,292,428        6,438,144
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........     667,653,990      891,657,787      955,670,735
  Cost of mutual fund shares sold ................    (763,360,903)    (830,522,167)    (897,919,980)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........     (95,706,913)      61,135,620       57,750,755
  Change in unrealized gain (loss)
    on investments ...............................    (102,443,273)    (263,179,099)      93,482,590
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............    (198,150,186)    (202,043,479)     151,233,345
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................      59,973,994      117,294,274       39,898,769
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(131,124,509)     (79,456,777)     197,570,258
                                                     =============    =============    =============

                                                                          ACVPBAL
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         149,365          142,768          104,861
  Mortality and expense risk charges (note 3) ....         (39,398)         (43,349)         (43,480)
                                                     -------------    -------------    -------------
    Net investment income ........................         109,967           99,419           61,381
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........         707,642        1,172,289          971,140
  Cost of mutual fund shares sold ................        (856,776)      (1,257,855)      (1,022,836)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........        (149,134)         (85,566)         (51,696)
  Change in unrealized gain (loss)
    on investments ...............................        (374,866)        (306,371)        (209,153)
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............        (524,000)        (391,937)        (260,849)
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................         177,314           89,903          723,542
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (236,719)        (202,615)         524,074
                                                     =============    =============    =============

                                                                        ACVPCAPAP
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              --               --               --
  Mortality and expense risk charges (note 3) ....        (157,084)        (225,875)        (108,580)
                                                     -------------    -------------    -------------
    Net investment income ........................        (157,084)        (225,875)        (108,580)
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........      10,422,004       25,900,893       22,591,735
  Cost of mutual fund shares sold ................     (19,980,200)     (17,223,897)     (21,828,544)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........      (9,558,196)       8,676,996          763,191
  Change in unrealized gain (loss)
    on investments ...............................      (5,254,647)      (7,733,755)       6,761,369
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............     (14,812,843)         943,241        7,524,560
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................       7,598,012          750,781               --
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (7,371,915)       1,468,147        7,415,980
                                                     =============    =============    =============

                                                                     ACVPINCGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    35,914         25,931            655
  Mortality and expense risk charges (note 3) ....       (31,543)       (33,212)       (27,101)
                                                     -----------    -----------    -----------
    Net investment income ........................         4,371         (7,281)       (26,446)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     1,306,804      6,896,325      4,520,179
  Cost of mutual fund shares sold ................    (1,674,238)    (6,623,978)    (4,059,023)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (367,434)       272,347        461,156
  Change in unrealized gain (loss)
    on investments ...............................       (36,896)      (817,445)       247,602
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (404,330)      (545,098)       708,758
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (399,959)      (552,379)       682,312
                                                     ===========    ===========    ===========

                                                                      ACVPINT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        16,208         31,996             --
  Mortality and expense risk charges (note 3) ....      (131,716)      (192,630)      (123,973)
                                                     -----------    -----------    -----------
    Net investment income ........................      (115,508)      (160,634)      (123,973)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    18,165,796     28,784,239     25,003,227
  Cost of mutual fund shares sold ................   (24,504,893)   (24,108,086)   (22,517,439)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (6,339,097)     4,676,153      2,485,788
  Change in unrealized gain (loss)
    on investments ...............................    (1,840,599)    (9,830,737)     6,850,984
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (8,179,696)    (5,154,584)     9,336,772
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,789,528        478,387             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (6,505,676)    (4,836,831)     9,212,799
                                                     ===========    ===========    ===========

                                                                     ACVPVALUE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        89,617         34,989         26,285
  Mortality and expense risk charges (note 3) ....       (66,662)       (27,164)       (20,993)
                                                     -----------    -----------    -----------
    Net investment income ........................        22,955          7,825          5,292
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    33,073,002     53,718,428     10,125,505
  Cost of mutual fund shares sold ................   (32,800,437)   (53,369,596)   (10,140,086)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       272,565        348,832        (14,581)
  Change in unrealized gain (loss)
    on investments ...............................       549,875        414,821       (279,501)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       822,440        763,653       (294,082)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --         89,531        249,026
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       845,395        861,009        (39,764)
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       CSWPGPV
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --             --             --
  Mortality and expense risk charges (note 3) ....       (15,488)       (26,477)       (13,686)
                                                     -----------    -----------    -----------
    Net investment income ........................       (15,488)       (26,477)       (13,686)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,317,543     21,730,640     11,451,361
  Cost of mutual fund shares sold ................    (4,552,542)   (21,573,716)   (10,619,693)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,234,999)       156,924        831,668
  Change in unrealized gain (loss)
    on investments ...............................       471,352     (1,447,278)       489,466
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (763,647)    (1,290,354)     1,321,134
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --        359,529             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (779,135)      (957,302)     1,307,448
                                                     ===========    ===========    ===========

                                                                     CSWPINTEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --         51,283        106,392
  Mortality and expense risk charges (note 3) ....       (56,285)       (81,674)       (70,225)
                                                     -----------    -----------    -----------
    Net investment income ........................       (56,285)       (30,391)        36,167
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    29,337,215     11,655,731     19,261,615
  Cost of mutual fund shares sold ................   (33,297,876)   (11,306,949)   (18,047,381)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (3,960,661)       348,782      1,214,234
  Change in unrealized gain (loss)
    on investments ...............................     2,099,268     (4,794,748)     3,271,039
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,861,393)    (4,445,966)     4,485,273
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      1,233,063             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (1,917,678)    (3,243,294)     4,521,440
                                                     ===========    ===========    ===========

                                                                      CSWPSMCO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --             --             --
  Mortality and expense risk charges (note 3) ....      (138,697)      (216,538)      (114,737)
                                                     -----------    -----------    -----------
    Net investment income ........................      (138,697)      (216,538)      (114,737)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    12,518,866     42,618,463     12,560,036
  Cost of mutual fund shares sold ................   (23,848,090)   (37,312,904)   (11,995,881)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........   (11,329,224)     5,305,559        564,155
  Change in unrealized gain (loss)
    on investments ...............................     7,104,902    (18,360,336)     8,391,845
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,224,322)   (13,054,777)     8,956,000
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      5,714,137        709,970
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,363,019)    (7,557,178)     9,551,233
                                                     ===========    ===========    ===========

                                                                     DRYEUROEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $       809            234             --
  Mortality and expense risk charges (note 3) ....        (1,545)          (527)            --
                                                     -----------    -----------    -----------
    Net investment income ........................          (736)          (293)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,515,612        633,945             --
  Cost of mutual fund shares sold ................    (4,512,771)      (640,858)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........         2,841         (6,913)            --
  Change in unrealized gain (loss)
    on investments ...............................          (878)         1,517             --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............         1,963         (5,396)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --          1,253             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $     1,227         (4,436)            --
                                                     ===========    ===========    ===========

                                                                      DRYSRGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         9,820        157,148          2,403
  Mortality and expense risk charges (note 3) ....      (119,024)      (157,030)      (114,846)
                                                     -----------    -----------    -----------
    Net investment income ........................      (109,204)           118       (112,443)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,586,357      4,108,551     17,180,969
  Cost of mutual fund shares sold ................    (4,955,722)    (3,386,569)   (15,391,528)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (369,365)       721,982      1,789,441
  Change in unrealized gain (loss)
    on investments ...............................    (3,939,932)    (3,257,761)     1,688,692
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,309,297)    (2,535,779)     3,478,133
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --        646,972
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,418,501)    (2,535,661)     4,012,662
                                                     ===========    ===========    ===========

                                                                      DRYSTKIX
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       997,440      1,011,600      1,066,045
  Mortality and expense risk charges (note 3) ....      (664,865)      (797,960)      (719,164)
                                                     -----------    -----------    -----------
    Net investment income ........................       332,575        213,640        346,881
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    18,098,585     16,033,223     20,339,759
  Cost of mutual fund shares sold ................   (18,088,650)   (11,951,284)   (15,264,747)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........         9,935      4,081,939      5,075,012
  Change in unrealized gain (loss)
    on investments ...............................   (13,687,873)   (16,940,040)    11,113,462
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............   (13,677,938)   (12,858,101)    16,188,474
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       467,526      1,618,261        920,361
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   (12,877,837)   (11,026,200)    17,455,716
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        DRYAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     58,719          47,656          43,739
  Mortality and expense risk charges (note 3) ....        (50,539)        (58,150)        (57,406)
                                                     ------------    ------------    ------------
    Net investment income ........................          8,180         (10,494)        (13,667)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,565,000       3,065,559       6,550,844
  Cost of mutual fund shares sold ................     (1,658,890)     (2,858,894)     (6,135,399)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        (93,890)        206,665         415,445
  Change in unrealized gain (loss)
    on investments ...............................       (617,829)       (365,322)        269,060
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (711,719)       (158,657)        684,505
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --          80,911          29,215
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $   (703,539)        (88,240)        700,053
                                                     ============    ============    ============

                                                                       DRYGRINC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         15,122          18,343          16,508
  Mortality and expense risk charges (note 3) ....        (20,036)        (19,919)        (15,950)
                                                     ------------    ------------    ------------
    Net investment income ........................         (4,914)         (1,576)            558
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........        744,456         319,148       1,753,038
  Cost of mutual fund shares sold ................       (752,434)       (251,568)     (1,678,061)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         (7,978)         67,580          74,977
  Change in unrealized gain (loss)
    on investments ...............................       (258,534)       (314,432)        230,049
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (266,512)       (246,852)        305,026
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         45,863         113,207          87,323
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (225,563)       (135,221)        392,907
                                                     ============    ============    ============

                                                                       FIDVIPEI
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,346,217       1,394,973       1,233,625
  Mortality and expense risk charges (note 3) ....       (625,985)       (630,229)       (714,035)
                                                     ------------    ------------    ------------
    Net investment income ........................        720,232         764,744         519,590
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      6,533,958      29,031,941      21,969,547
  Cost of mutual fund shares sold ................     (6,478,110)    (24,700,721)    (15,562,997)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         55,848       4,331,220       6,406,550
  Change in unrealized gain (loss)
    on investments ...............................     (9,359,446)     (5,231,085)     (5,267,170)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (9,303,598)       (899,865)      1,139,380
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      3,782,228       5,255,479       2,726,961
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (4,801,138)      5,120,358       4,385,931
                                                     ============    ============    ============

                                                                       FIDVIPGR
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    107,526         196,483         215,538
  Mortality and expense risk charges (note 3) ....     (1,036,867)     (1,438,136)     (1,145,435)
                                                     ------------    ------------    ------------
    Net investment income ........................       (929,341)     (1,241,653)       (929,897)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     14,172,289      20,493,336      91,394,903
  Cost of mutual fund shares sold ................    (18,446,053)    (16,880,509)    (75,684,409)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,273,764)      3,612,827      15,710,494
  Change in unrealized gain (loss)
    on investments ...............................    (33,423,042)    (42,932,678)     17,198,414
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (37,696,806)    (39,319,851)     32,908,908
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................     10,107,480      19,550,081      13,551,946
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(28,518,667)    (21,011,423)     45,530,957
                                                     ============    ============    ============

                                                                       FIDVIPHI
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      2,383,612       1,693,393       2,570,090
  Mortality and expense risk charges (note 3) ....       (136,475)       (168,596)       (197,828)
                                                     ------------    ------------    ------------
    Net investment income ........................      2,247,137       1,524,797       2,372,262
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      8,880,061       9,968,353      29,571,691
  Cost of mutual fund shares sold ................    (13,585,088)    (10,903,346)    (32,450,313)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,705,027)       (934,993)     (2,878,622)
  Change in unrealized gain (loss)
    on investments ...............................        (27,924)     (6,237,391)      2,437,032
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (4,732,951)     (7,172,384)       (441,590)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --          96,078
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (2,485,814)     (5,647,587)      2,026,750
                                                     ============    ============    ============

                                                                       FIDVIPOV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,100,964         425,125         332,184
  Mortality and expense risk charges (note 3) ....       (162,010)       (230,607)       (199,894)
                                                     ------------    ------------    ------------
    Net investment income ........................        938,954         194,518         132,290
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      7,182,379      10,777,638      34,092,869
  Cost of mutual fund shares sold ................    (10,030,666)     (9,504,431)    (31,976,653)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (2,848,287)      1,273,207       2,116,216
  Change in unrealized gain (loss)
    on investments ...............................     (4,902,933)    (10,130,820)      6,394,423
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (7,751,220)     (8,857,613)      8,510,639
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,740,234       2,677,139         535,780
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (5,072,032)     (5,985,956)      9,178,709
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      FIDVIPAM
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $ 1,179,485      1,031,299      1,040,155
  Mortality and expense risk charges (note 3) ....      (233,118)      (267,155)      (270,444)
                                                     -----------    -----------    -----------
    Net investment income ........................       946,367        764,144        769,711
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     2,948,969      4,375,902      4,829,331
  Cost of mutual fund shares sold ................    (3,146,043)    (3,632,011)    (3,813,802)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (197,074)       743,891      1,015,529
  Change in unrealized gain (loss)
    on investments ...............................    (2,656,974)    (5,439,784)        26,818
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (2,854,048)    (4,695,893)     1,042,347
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       442,307      2,429,670      1,317,530
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(1,465,374)    (1,502,079)     3,129,588
                                                     ===========    ===========    ===========

                                                                     FIDVIPCON
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       456,978        244,158        261,343
  Mortality and expense risk charges (note 3) ....      (413,391)      (521,700)      (460,248)
                                                     -----------    -----------    -----------
    Net investment income ........................        43,587       (277,542)      (198,905)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     7,291,690      7,260,544     25,340,625
  Cost of mutual fund shares sold ................    (7,489,134)    (5,658,545)   (16,733,032)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (197,444)     1,601,999      8,607,593
  Change in unrealized gain (loss)
    on investments ...............................    (9,738,153)   (15,273,672)     2,632,252
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (9,935,597)   (13,671,673)    11,239,845
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,612,865      8,862,945      1,916,516
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (8,279,145)    (5,086,270)    12,957,456
                                                     ===========    ===========    ===========

                                                                     FIDVIPGROP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        17,465         77,263         58,964
  Mortality and expense risk charges (note 3) ....       (31,285)       (40,980)       (47,088)
                                                     -----------    -----------    -----------
    Net investment income ........................       (13,820)        36,283         11,876
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     1,573,054      5,312,933      3,165,507
  Cost of mutual fund shares sold ................    (2,207,850)    (5,576,382)    (2,711,647)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (634,796)      (263,449)       453,860
  Change in unrealized gain (loss)
    on investments ...............................      (126,832)    (1,250,959)      (343,328)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (761,628)    (1,514,408)       110,532
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --        391,834        110,237
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (775,448)    (1,086,291)       232,645
                                                     ===========    ===========    ===========

                                                                      JANCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    25,263         19,570             --
  Mortality and expense risk charges (note 3) ....       (21,001)       (10,464)            --
                                                     -----------    -----------    -----------
    Net investment income ........................         4,262          9,106             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     5,487,669      1,441,203             --
  Cost of mutual fund shares sold ................    (6,621,307)    (1,508,835)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,133,638)       (67,632)            --
  Change in unrealized gain (loss)
    on investments ...............................       244,422       (509,550)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (889,216)      (577,182)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (884,954)      (568,076)            --
                                                     ===========    ===========    ===========

                                                                     JANGLTECH
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        12,133         14,871             --
  Mortality and expense risk charges (note 3) ....       (15,286)       (10,447)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (3,153)         4,424             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    10,060,090        733,862             --
  Cost of mutual fund shares sold ................   (12,182,785)      (720,686)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (2,122,695)        13,176             --
  Change in unrealized gain (loss)
    on investments ...............................     1,125,331     (1,148,444)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (997,364)    (1,135,268)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (1,000,517)    (1,130,844)            --
                                                     ===========    ===========    ===========

                                                                     JANINTGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        14,370         68,254             --
  Mortality and expense risk charges (note 3) ....       (16,892)        (8,795)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (2,522)        59,459             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,309,639      1,279,606             --
  Cost of mutual fund shares sold ................    (4,315,738)    (1,460,939)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,006,099)      (181,333)            --
  Change in unrealized gain (loss)
    on investments ...............................       441,311       (349,293)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (564,788)      (530,626)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (567,310)      (471,167)            --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --         64,829        277,922
  Mortality and expense risk charges (note 3) ....      (149,321)      (262,581)      (323,069)
                                                     -----------    -----------    -----------
    Net investment income ........................      (149,321)      (197,752)       (45,147)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,987,142      9,898,396     14,859,491
  Cost of mutual fund shares sold ................    (8,267,452)    (9,942,866)   (13,314,168)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (4,280,310)       (44,470)     1,545,323
  Change in unrealized gain (loss)
    on investments ...............................    (3,202,773)   (16,033,473)    (2,937,651)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (7,483,083)   (16,077,943)    (1,392,328)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      6,018,129      2,820,485
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(7,632,404)   (10,257,566)     1,383,010
                                                     ===========    ===========    ===========

                                                                    NSATMIDCAPIX
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        13,844          5,044             --
  Mortality and expense risk charges (note 3) ....       (17,915)        (4,225)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (4,071)           819             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     5,810,245      5,847,137             --
  Cost of mutual fund shares sold ................    (6,065,948)    (5,829,612)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (255,703)        17,525             --
  Change in unrealized gain (loss)
    on investments ...............................       115,892        (68,941)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (139,811)       (51,416)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................        25,776         59,565             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (118,106)         8,968             --
                                                     ===========    ===========    ===========

                                                                     NSATEMMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         1,129             --             --
  Mortality and expense risk charges (note 3) ....        (1,054)           (21)            --
                                                     -----------    -----------    -----------
    Net investment income ........................            75            (21)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       925,621         21,742             --
  Cost of mutual fund shares sold ................      (950,127)       (22,889)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (24,506)        (1,147)            --
  Change in unrealized gain (loss)
    on investments ...............................        33,345           (711)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............         8,839         (1,858)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         8,914         (1,879)            --
                                                     ===========    ===========    ===========

                                                                     NSATGLOBTC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --             --             --
  Mortality and expense risk charges (note 3) ....        (2,955)          (918)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (2,955)          (918)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       410,266         16,330             --
  Cost of mutual fund shares sold ................      (835,201)       (22,265)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (424,935)        (5,935)            --
  Change in unrealized gain (loss)
    on investments ...............................       215,502       (233,078)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (209,433)      (239,013)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --          8,554             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (212,388)      (231,377)            --
                                                     ===========    ===========    ===========

                                                                     NSATINTGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            28             --             --
  Mortality and expense risk charges (note 3) ....          (193)           (14)            --
                                                     -----------    -----------    -----------
    Net investment income ........................          (165)           (14)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       427,289         23,858             --
  Cost of mutual fund shares sold ................      (430,379)       (24,091)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........        (3,090)          (233)            --
  Change in unrealized gain (loss)
    on investments ...............................         1,005           (168)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............        (2,085)          (401)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (2,250)          (415)            --
                                                     ===========    ===========    ===========

                                                                     NSATGVTBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       811,537        692,626        787,049
  Mortality and expense risk charges (note 3) ....      (128,835)       (99,480)      (121,678)
                                                     -----------    -----------    -----------
    Net investment income ........................       682,702        593,146        665,371
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    21,314,906     10,368,266     29,946,083
  Cost of mutual fund shares sold ................   (20,624,557)   (10,500,566)   (30,797,415)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       690,349       (132,300)      (851,332)
  Change in unrealized gain (loss)
    on investments ...............................      (567,238)       822,785       (301,600)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       123,111        690,485     (1,152,932)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................        25,190             --         25,753
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       831,003      1,283,631       (461,808)
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATMSECBD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     29,490           3,708              --
  Mortality and expense risk charges (note 3) ....         (2,786)           (220)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         26,704           3,488              --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,985,743         237,528              --
  Cost of mutual fund shares sold ................     (2,002,292)       (238,314)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        (16,549)           (786)             --
  Change in unrealized gain (loss)
    on investments ...............................         (1,097)            457              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        (17,646)           (329)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $      9,058           3,159              --
                                                     ============    ============    ============

                                                                      NSATMYMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,894,859       3,057,620       2,607,883
  Mortality and expense risk charges (note 3) ....       (423,551)       (413,875)       (415,133)
                                                     ------------    ------------    ------------
    Net investment income ........................      1,471,308       2,643,745       2,192,750
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........    207,472,704     292,342,512     257,299,024
  Cost of mutual fund shares sold ................   (207,472,704)   (292,342,512)   (257,299,024)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........             --              --              --
  Change in unrealized gain (loss)
    on investments ...............................             --              --              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............             --              --              --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      1,471,308       2,643,745       2,192,750
                                                     ============    ============    ============

                                                                     NSATSMCAPG
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (8,611)         (2,514)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (8,611)         (2,514)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     11,138,422       1,286,406              --
  Cost of mutual fund shares sold ................    (11,361,555)     (1,360,619)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (223,133)        (74,213)             --
  Change in unrealized gain (loss)
    on investments ...............................        178,447        (167,853)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        (44,686)       (242,066)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --           2,683              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (53,297)       (241,897)             --
                                                     ============    ============    ============

                                                                      NSATSMCAPV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $      3,877              --              --
  Mortality and expense risk charges (note 3) ....        (97,351)        (51,635)        (12,857)
                                                     ------------    ------------    ------------
    Net investment income ........................        (93,474)        (51,635)        (12,857)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     41,798,997       9,626,402      38,165,993
  Cost of mutual fund shares sold ................    (41,688,579)     (9,463,196)    (37,730,603)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        110,418         163,206         435,390
  Change in unrealized gain (loss)
    on investments ...............................      1,228,548      (1,082,758)       (178,227)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............      1,338,966        (919,552)        257,163
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,026,030       1,418,043         463,979
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  2,271,522         446,856         708,285
                                                     ============    ============    ============

                                                                       NSATSMCO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         29,451           8,275              --
  Mortality and expense risk charges (note 3) ....       (195,239)       (220,692)       (133,984)
                                                     ------------    ------------    ------------
    Net investment income ........................       (165,788)       (212,417)       (133,984)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     12,888,373      34,607,733      12,258,303
  Cost of mutual fund shares sold ................    (17,290,472)    (25,554,105)    (11,935,965)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,402,099)      9,053,628         322,338
  Change in unrealized gain (loss)
    on investments ...............................      2,206,825     (12,312,627)      6,521,648
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (2,195,274)     (3,258,999)      6,843,986
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --       5,338,437       1,017,362
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (2,361,062)      1,867,021       7,727,364
                                                     ============    ============    ============

                                                                      NSATSTMCAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (6,440)         (2,791)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (6,440)         (2,791)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      6,243,931       1,977,764              --
  Cost of mutual fund shares sold ................     (6,691,865)     (2,065,729)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (447,934)        (87,965)             --
  Change in unrealized gain (loss)
    on investments ...............................        118,872        (109,003)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (329,062)       (196,968)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --          14,918              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (335,502)       (184,841)             --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATTOTRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    622,347         612,176         663,979
  Mortality and expense risk charges (note 3) ....       (612,246)       (736,850)       (774,887)
                                                     ------------    ------------    ------------
    Net investment income ........................         10,101        (124,674)       (110,908)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      5,229,380      13,544,946       7,683,042
  Cost of mutual fund shares sold ................     (6,985,175)     (9,201,670)     (4,796,181)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (1,755,795)      4,343,276       2,886,861
  Change in unrealized gain (loss)
    on investments ...............................    (11,829,407)    (40,766,537)       (615,625)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (13,585,202)    (36,423,261)      2,271,236
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      2,194,987      33,726,301       3,857,973
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(11,380,114)     (2,821,634)      6,018,301
                                                     ============    ============    ============

                                                                      NSATGRFOC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (1,295)           (100)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (1,295)           (100)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      5,355,883           7,483              --
  Cost of mutual fund shares sold ................     (5,498,348)        (10,247)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (142,465)         (2,764)             --
  Change in unrealized gain (loss)
    on investments ...............................         26,613         (24,195)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (115,852)        (26,959)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (117,147)        (27,059)             --
                                                     ============    ============    ============

                                                                       NBAMTBAL
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....            (43)             --              --
                                                     ------------    ------------    ------------
    Net investment income ........................            (43)             --              --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........            357              --              --
  Cost of mutual fund shares sold ................           (373)             --              --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........            (16)             --              --
  Change in unrealized gain (loss)
    on investments ...............................            125              --              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............            109              --              --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             66              --              --
                                                     ============    ============    ============

                                                                       NBAMTGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         --              --              --
  Mortality and expense risk charges (note 3) ....       (193,586)       (326,947)       (183,268)
                                                     ------------    ------------    ------------
    Net investment income ........................       (193,586)       (326,947)       (183,268)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     15,400,054      29,136,062      90,781,328
  Cost of mutual fund shares sold ................    (44,397,183)    (19,441,919)    (88,544,143)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........    (28,997,129)      9,694,143       2,237,185
  Change in unrealized gain (loss)
    on investments ...............................      6,433,848     (18,572,555)      7,073,105
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (22,563,281)     (8,878,412)      9,310,290
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................     12,536,350       3,211,533       1,124,154
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(10,220,517)     (5,993,826)     10,251,176
                                                     ============    ============    ============

                                                                      NBAMTGUARD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         10,656          12,425           4,569
  Mortality and expense risk charges (note 3) ....        (16,691)        (14,688)        (12,787)
                                                     ------------    ------------    ------------
    Net investment income ........................         (6,035)         (2,263)         (8,218)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,068,268       2,733,360       8,197,327
  Cost of mutual fund shares sold ................     (1,061,536)     (2,651,491)     (8,110,096)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........          6,732          81,869          87,231
  Change in unrealized gain (loss)
    on investments ...............................       (216,517)        (98,383)         43,771
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (209,785)        (16,514)        131,002
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................        152,227              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (63,593)        (18,777)        122,784
                                                     ============    ============    ============

                                                                      NBAMTLMAT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        255,613         306,913         277,113
  Mortality and expense risk charges (note 3) ....        (35,234)        (32,093)        (35,738)
                                                     ------------    ------------    ------------
    Net investment income ........................        220,379         274,820         241,375
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      3,377,140       9,275,328       1,296,663
  Cost of mutual fund shares sold ................     (3,287,910)     (9,541,403)     (1,370,958)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         89,230        (266,075)        (74,295)
  Change in unrealized gain (loss)
    on investments ...............................         11,853         223,548        (128,665)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        101,083         (42,527)       (202,960)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        321,462         232,293          38,415
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NBAMTPART
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    90,620        217,800        395,343
  Mortality and expense risk charges (note 3) ....      (165,930)      (194,093)      (234,549)
                                                     -----------    -----------    -----------
    Net investment income ........................       (75,310)        23,707        160,794
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     2,321,375     11,982,768     10,213,406
  Cost of mutual fund shares sold ................    (3,124,641)   (14,409,112)   (10,762,285)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (803,266)    (2,426,344)      (548,879)
  Change in unrealized gain (loss)
    on investments ...............................      (872,728)    (2,383,122)     1,854,882
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,675,994)    (4,809,466)     1,306,003
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       860,887      4,631,886        687,554
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (890,417)      (153,873)     2,154,351
                                                     ===========    ===========    ===========

                                                                     OPPAGGGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        20,230             --             --
  Mortality and expense risk charges (note 3) ....       (16,032)        (9,718)            --
                                                     -----------    -----------    -----------
    Net investment income ........................         4,198         (9,718)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,586,812      8,805,282             --
  Cost of mutual fund shares sold ................    (6,129,642)    (9,294,608)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,542,830)      (489,326)            --
  Change in unrealized gain (loss)
    on investments ...............................       307,499       (435,498)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,235,331)      (924,824)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       315,653             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (915,480)      (934,542)            --
                                                     ===========    ===========    ===========

                                                                      OPPBDFD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       864,092        888,727        563,814
  Mortality and expense risk charges (note 3) ....       (92,640)       (84,563)       (91,553)
                                                     -----------    -----------    -----------
    Net investment income ........................       771,452        804,164        472,261
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     6,081,563      2,331,159      3,691,017
  Cost of mutual fund shares sold ................    (6,575,644)    (2,569,226)    (3,697,719)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (494,081)      (238,067)        (6,702)
  Change in unrealized gain (loss)
    on investments ...............................       471,071         16,219       (794,086)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       (23,010)      (221,848)      (800,788)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --         54,146
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       748,442        582,316       (274,381)
                                                     ===========    ===========    ===========

                                                                      OPPCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $   110,415         18,905         16,006
  Mortality and expense risk charges (note 3) ....      (129,492)      (129,760)       (48,619)
                                                     -----------    -----------    -----------
    Net investment income ........................       (19,077)      (110,855)       (32,613)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,376,810     10,473,722     25,212,861
  Cost of mutual fund shares sold ................    (4,406,616)    (8,613,035)   (24,502,814)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,029,806)     1,860,687        710,047
  Change in unrealized gain (loss)
    on investments ...............................    (3,248,518)    (3,665,305)     1,735,399
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,278,324)    (1,804,618)     2,445,446
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,656,912      1,008,850        175,824
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(2,640,489)      (906,623)     2,588,657
                                                     ===========    ===========    ===========

                                                                      OPPGLSEC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       250,956         99,579        255,944
  Mortality and expense risk charges (note 3) ....      (268,070)      (313,312)      (190,529)
                                                     -----------    -----------    -----------
    Net investment income ........................       (17,114)      (213,733)        65,415
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     8,061,340      4,035,642      6,535,136
  Cost of mutual fund shares sold ................    (7,350,064)    (2,393,689)    (4,397,501)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       711,276      1,641,953      2,137,635
  Change in unrealized gain (loss)
    on investments ...............................   (10,336,593)    (5,708,731)     9,595,322
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (9,625,317)    (4,066,778)    11,732,957
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     4,652,673      5,565,874        717,222
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,989,758)     1,285,363     12,515,594
                                                     ===========    ===========    ===========

                                                                    OPPMSGRINC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         2,647             --             --
  Mortality and expense risk charges (note 3) ....        (4,216)          (965)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (1,569)          (965)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       271,972        100,863             --
  Cost of mutual fund shares sold ................      (340,552)       (98,302)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (68,580)         2,561             --
  Change in unrealized gain (loss)
    on investments ...............................         3,903        (40,617)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       (64,677)       (38,056)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (66,246)       (39,021)            --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       OPPMULT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    585,774         684,260         480,400
  Mortality and expense risk charges (note 3) ....       (122,655)       (125,117)       (115,579)
                                                     ------------    ------------    ------------
    Net investment income ........................        463,119         559,143         364,821
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      2,496,202       4,981,698       2,796,637
  Cost of mutual fund shares sold ................     (2,749,417)     (4,584,087)     (2,391,468)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (253,215)        397,611         405,169
  Change in unrealized gain (loss)
    on investments ...............................       (788,871)     (1,160,185)         10,270
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (1,042,086)       (762,574)        415,439
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................        782,407         993,822         694,901
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $    203,440         790,391       1,475,161
                                                     ============    ============    ============

                                                                        STOPP2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        254,345              --              --
  Mortality and expense risk charges (note 3) ....       (345,200)       (355,887)       (283,101)
                                                     ------------    ------------    ------------
    Net investment income ........................        (90,855)       (355,887)       (283,101)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      4,912,670       5,753,763       6,031,119
  Cost of mutual fund shares sold ................     (4,102,002)     (3,771,596)     (4,291,744)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        810,668       1,982,167       1,739,375
  Change in unrealized gain (loss)
    on investments ...............................     (9,214,867)     (4,879,451)      5,430,662
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (8,404,199)     (2,897,284)      7,170,037
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      6,568,447       5,562,609       3,541,869
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (1,926,607)      2,309,438      10,428,805
                                                     ============    ============    ============

                                                                       STDISC2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         48,229              --              --
  Mortality and expense risk charges (note 3) ....        (56,087)        (58,904)        (53,820)
                                                     ------------    ------------    ------------
    Net investment income ........................         (7,858)        (58,904)        (53,820)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      8,810,961       6,435,185       8,370,593
  Cost of mutual fund shares sold ................    (10,205,721)     (5,682,290)     (9,362,894)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (1,394,760)        752,895        (992,301)
  Change in unrealized gain (loss)
    on investments ...............................        323,479        (482,257)        125,370
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (1,071,281)        270,638        (866,931)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,246,478              --       1,035,670
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        167,339         211,734         114,919
                                                     ============    ============    ============

                                                                       STINTSTK2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         --              --           7,958
  Mortality and expense risk charges (note 3) ....        (19,820)        (49,525)        (22,468)
                                                     ------------    ------------    ------------
    Net investment income ........................        (19,820)        (49,525)        (14,510)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     19,473,590      45,151,810      12,615,085
  Cost of mutual fund shares sold ................    (20,141,787)    (45,538,936)    (11,285,141)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (668,197)       (387,126)      1,329,944
  Change in unrealized gain (loss)
    on investments ...............................        (12,561)     (1,546,991)      1,572,604
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (680,758)     (1,934,117)      2,902,548
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         94,952              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $   (605,626)     (1,983,642)      2,888,038
                                                     ============    ============    ============

                                                                       UIFEMMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        109,934         108,788          84,322
  Mortality and expense risk charges (note 3) ....         (6,381)         (6,391)         (3,195)
                                                     ------------    ------------    ------------
    Net investment income ........................        103,553         102,397          81,127
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,558,402         696,248       1,067,995
  Cost of mutual fund shares sold ................     (1,555,432)       (669,859)     (1,041,803)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........          2,970          26,389          26,192
  Change in unrealized gain (loss)
    on investments ...............................        (10,775)        (38,552)         29,379
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............         (7,805)        (12,163)         55,571
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         95,748          90,234         136,698
                                                     ============    ============    ============

                                                                       UIFUSRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        324,384         514,484         400,217
  Mortality and expense risk charges (note 3) ....        (63,716)        (46,629)        (44,010)
                                                     ------------    ------------    ------------
    Net investment income ........................        260,668         467,855         356,207
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      9,726,902      11,404,275       6,089,310
  Cost of mutual fund shares sold ................     (9,227,767)    (10,957,678)     (7,139,977)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        499,135         446,597      (1,050,667)
  Change in unrealized gain (loss)
    on investments ...............................       (151,471)        443,730         478,383
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        347,664         890,327        (572,284)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         71,668          36,959              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        680,000       1,395,141        (216,077)
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      VEWRLDBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $   101,924        125,433        135,225
  Mortality and expense risk charges (note 3) ....       (19,527)       (21,681)       (25,601)
                                                     -----------    -----------    -----------
    Net investment income ........................        82,397        103,752        109,624
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     6,609,847     11,085,379      4,442,114
  Cost of mutual fund shares sold ................    (6,708,322)   (11,357,847)    (4,822,035)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (98,475)      (272,468)      (379,921)
  Change in unrealized gain (loss)
    on investments ...............................      (128,804)       148,290        (74,747)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (227,279)      (124,178)      (454,668)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --         60,420
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (144,882)       (20,426)      (284,624)
                                                     ===========    ===========    ===========

                                                                     VEWRLDEMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --             --             --
  Mortality and expense risk charges (note 3) ....       (26,750)       (53,777)       (32,044)
                                                     -----------    -----------    -----------
    Net investment income ........................       (26,750)       (53,777)       (32,044)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    27,874,002     22,197,969     26,145,515
  Cost of mutual fund shares sold ................   (28,521,629)   (22,523,533)   (24,002,878)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (647,627)      (325,564)     2,142,637
  Change in unrealized gain (loss)
    on investments ...............................       690,151     (2,614,711)     1,939,640
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............        42,524     (2,940,275)     4,082,277
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        15,774     (2,994,052)     4,050,233
                                                     ===========    ===========    ===========

                                                                     VEWRLDHAS
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        45,286         47,340         61,762
  Mortality and expense risk charges (note 3) ....       (31,957)       (36,261)       (36,567)
                                                     -----------    -----------    -----------
    Net investment income ........................        13,329         11,079         25,195
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    10,858,141     17,958,019     19,298,812
  Cost of mutual fund shares sold ................   (11,323,718)   (17,432,316)   (18,689,697)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (465,577)       525,703        609,115
  Change in unrealized gain (loss)
    on investments ...............................       (17,134)      (152,863)       199,401
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (482,711)       372,840        808,516
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (469,382)       383,919        833,711
                                                     ===========    ===========    ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                             TOTAL
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     7,051,683          5,292,428          6,438,144
  Realized gain (loss) on investments ............       (95,706,913)        61,135,620         57,750,755
  Change in unrealized gain (loss)
    on investments ...............................      (102,443,273)      (263,179,099)        93,482,590
  Reinvested capital gains .......................        59,973,994        117,294,274         39,898,769
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (131,124,509)       (79,456,777)       197,570,258
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       103,755,686        120,946,341        155,876,754
  Transfers between funds ........................                --                 --                 --
  Surrenders .....................................       (47,591,030)       (41,340,894)       (29,241,082)
  Death benefits (note 4) ........................        (3,310,640)        (2,753,264)        (5,189,106)
  Policy loans (net of repayments) (note 5) ......        (8,284,301)       (18,700,994)       (16,840,767)
  Deductions for surrender charges (note 2d) .....        (4,259,124)        (3,783,229)        (4,371,271)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (46,802,944)       (46,656,142)       (46,509,797)
  Asset charges (note 3):
    MSP contracts ................................          (487,482)          (600,986)          (560,395)
    LSFP contracts ...............................          (374,976)          (385,150)          (275,681)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................        (7,354,811)         6,725,682         52,888,655
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (138,479,320)       (72,731,095)       250,458,913
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     1,071,884,297      1,144,615,392        894,156,479
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   933,404,977      1,071,884,297      1,144,615,392
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................        44,184,383         42,923,800         39,766,962
                                                     ---------------    ---------------    ---------------
  Units purchased ................................         8,105,043          9,659,168         12,461,932
  Units redeemed .................................        (7,779,263)        (8,398,585)        (9,305,094)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................        44,510,163         44,184,383         42,923,800
                                                     ===============    ===============    ===============


                                                                            ACVPBAL
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................           109,967             99,419             61,381
  Realized gain (loss) on investments ............          (149,134)           (85,566)           (51,696)
  Change in unrealized gain (loss)
    on investments ...............................          (374,866)          (306,371)          (209,153)
  Reinvested capital gains .......................           177,314             89,903            723,542
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          (236,719)          (202,615)           524,074
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................           537,559            657,944            765,352
  Transfers between funds ........................           (18,553)          (516,182)           (71,304)
  Surrenders .....................................          (274,881)          (287,549)          (170,759)
  Death benefits (note 4) ........................           (19,851)            (2,238)            (3,696)
  Policy loans (net of repayments) (note 5) ......            (7,043)           (90,905)          (109,266)
  Deductions for surrender charges (note 2d) .....           (24,600)           (26,315)           (25,527)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (264,440)          (253,169)          (273,361)
  Asset charges (note 3):
    MSP contracts ................................            (4,877)            (5,232)            (4,829)
    LSFP contracts ...............................            (1,571)            (1,420)              (912)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................           (78,257)          (525,066)           105,698
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          (314,976)          (727,681)           629,772
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         5,464,950          6,192,631          5,562,859
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         5,149,974          5,464,950          6,192,631
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           280,165            306,093            299,058
                                                     ---------------    ---------------    ---------------
  Units purchased ................................            32,188             35,007             51,610
  Units redeemed .................................           (36,385)           (60,935)           (44,575)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................           275,968            280,165            306,093
                                                     ===============    ===============    ===============

                                                                           ACVPCAPAP
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................          (157,084)          (225,875)          (108,580)
  Realized gain (loss) on investments ............        (9,558,196)         8,676,996            763,191
  Change in unrealized gain (loss)
    on investments ...............................        (5,254,647)        (7,733,755)         6,761,369
  Reinvested capital gains .......................         7,598,012            750,781                 --
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (7,371,915)         1,468,147          7,415,980
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         1,922,090          2,321,398          1,955,940
  Transfers between funds ........................        (3,106,083)         6,725,158            261,755
  Surrenders .....................................          (994,264)        (1,026,955)          (723,035)
  Death benefits (note 4) ........................           (26,610)           (20,053)           (23,318)
  Policy loans (net of repayments) (note 5) ......          (266,547)          (635,720)          (241,323)
  Deductions for surrender charges (note 2d) .....           (88,981)           (93,980)          (108,087)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (917,212)        (1,000,118)          (687,205)
  Asset charges (note 3):
    MSP contracts ................................            (8,721)           (12,135)            (3,806)
    LSFP contracts ...............................            (4,237)            (4,320)            (1,392)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................        (3,490,565)         6,253,275            429,529
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (10,862,480)         7,721,422          7,845,509
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        27,161,584         19,440,162         11,594,653
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        16,299,104         27,161,584         19,440,162
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,120,543            851,973            825,873
                                                     ---------------    ---------------    ---------------
  Units purchased ................................           114,186            379,881            175,114
  Units redeemed .................................          (289,549)          (111,311)          (149,014)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................           945,180          1,120,543            851,973
                                                     ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     ACVPINCGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     4,371         (7,281)       (26,446)
  Realized gain (loss) on investments ............      (367,434)       272,347        461,156
  Change in unrealized gain (loss)
    on investments ...............................       (36,896)      (817,445)       247,602
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (399,959)      (552,379)       682,312
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       463,372        588,512        482,154
  Transfers between funds ........................       (30,266)        51,206      2,244,545
  Surrenders .....................................      (128,813)      (103,924)       (56,332)
  Death benefits (note 4) ........................            --        (25,723)            --
  Policy loans (net of repayments) (note 5) ......          (177)       (54,872)        49,802
  Deductions for surrender charges (note 2d) .....       (11,528)        (9,510)        (8,421)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (171,662)      (149,381)      (109,013)
  Asset charges (note 3):
    MSP contracts ................................        (2,384)        (3,446)        (3,326)
    LSFP contracts ...............................        (2,139)        (3,118)        (4,278)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       116,403        289,744      2,595,131
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (283,556)      (262,635)     3,277,443
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     4,560,448      4,823,083      1,545,640
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 4,276,892      4,560,448      4,823,083
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       403,910        378,466        142,086
                                                     -----------    -----------    -----------
  Units purchased ................................        56,641        100,713        256,957
  Units redeemed .................................       (44,262)       (75,269)       (20,577)
                                                     -----------    -----------    -----------
  Ending units ...................................       416,289        403,910        378,466
                                                     ===========    ===========    ===========

                                                                      ACVPINT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................      (115,508)      (160,634)      (123,973)
  Realized gain (loss) on investments ............    (6,339,097)     4,676,153      2,485,788
  Change in unrealized gain (loss)
    on investments ...............................    (1,840,599)    (9,830,737)     6,850,984
  Reinvested capital gains .......................     1,789,528        478,387             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (6,505,676)    (4,836,831)     9,212,799
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,563,930      1,859,782      1,793,620
  Transfers between funds ........................    (1,610,440)     2,472,737      1,521,029
  Surrenders .....................................      (411,527)      (699,631)      (363,715)
  Death benefits (note 4) ........................       (16,220)       (56,581)       (15,489)
  Policy loans (net of repayments) (note 5) ......      (123,790)      (164,750)      (508,785)
  Deductions for surrender charges (note 2d) .....       (36,829)       (64,025)       (54,372)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (668,820)      (777,200)      (578,192)
  Asset charges (note 3):
    MSP contracts ................................        (7,104)       (13,908)        (9,808)
    LSFP contracts ...............................       (10,541)       (14,309)        (5,962)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (1,321,341)     2,542,115      1,778,326
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (7,827,017)    (2,294,716)    10,991,125
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    22,457,622     24,752,338     13,761,213
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    14,630,605     22,457,622     24,752,338
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     1,027,636        935,555        847,041
                                                     -----------    -----------    -----------
  Units purchased ................................        97,198        201,426        177,900
  Units redeemed .................................      (174,047)      (109,345)       (89,386)
                                                     -----------    -----------    -----------
  Ending units ...................................       950,787      1,027,636        935,555
                                                     ===========    ===========    ===========

                                                                     ACVPVALUE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        22,955          7,825          5,292
  Realized gain (loss) on investments ............       272,565        348,832        (14,581)
  Change in unrealized gain (loss)
    on investments ...............................       549,875        414,821       (279,501)
  Reinvested capital gains .......................            --         89,531        249,026
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       845,395        861,009        (39,764)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       582,884        396,314        536,794
  Transfers between funds ........................     4,815,841      2,843,992        (10,220)
  Surrenders .....................................      (424,152)      (139,365)       (44,773)
  Death benefits (note 4) ........................       (32,416)            --        (18,972)
  Policy loans (net of repayments) (note 5) ......       258,803       (132,570)       (46,175)
  Deductions for surrender charges (note 2d) .....       (37,959)       (12,754)        (6,693)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (320,328)      (122,278)      (138,847)
  Asset charges (note 3):
    MSP contracts ................................        (5,886)        (2,874)        (3,246)
    LSFP contracts ...............................        (4,940)        (4,255)        (1,972)
                                                     -----------    -----------    -----------
      Net equity transactions ....................     4,831,847      2,826,210        265,896
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     5,677,242      3,687,219        226,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     6,626,601      2,939,382      2,713,250
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    12,303,843      6,626,601      2,939,382
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       435,109        225,895        205,278
                                                     -----------    -----------    -----------
  Units purchased ................................       340,692        242,795         49,493
  Units redeemed .................................       (53,917)       (33,581)       (28,876)
                                                     -----------    -----------    -----------
  Ending units ...................................       721,884        435,109        225,895
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      CSWPGPV
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (15,488)       (26,477)       (13,686)
  Realized gain (loss) on investments ............    (1,234,999)       156,924        831,668
  Change in unrealized gain (loss)
    on investments ...............................       471,352     (1,447,278)       489,466
  Reinvested capital gains .......................            --        359,529             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (779,135)      (957,302)     1,307,448
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       175,113        246,696        139,661
  Transfers between funds ........................      (290,162)      (728,042)     2,043,854
  Surrenders .....................................       (95,856)       (35,654)       (28,894)
  Death benefits (note 4) ........................        (2,390)            --             --
  Policy loans (net of repayments) (note 5) ......        36,298        (69,160)       (72,651)
  Deductions for surrender charges (note 2d) .....        (8,579)        (3,263)        (4,319)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (90,037)      (103,357)       (50,521)
  Asset charges (note 3):
    MSP contracts ................................          (952)        (1,735)          (847)
    LSFP contracts ...............................          (980)        (1,618)          (855)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (277,545)      (696,133)     2,025,428
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (1,056,680)    (1,653,435)     3,332,876
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,780,103      4,433,538      1,100,662
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 1,723,423      2,780,103      4,433,538
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       176,075        227,326         91,311
                                                     -----------    -----------    -----------
  Units purchased ................................        20,442         37,149        157,184
  Units redeemed .................................       (42,279)       (88,400)       (21,169)
                                                     -----------    -----------    -----------
  Ending units ...................................       154,238        176,075        227,326
                                                     ===========    ===========    ===========

                                                                     CSWPINTEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (56,285)       (30,391)        36,167
  Realized gain (loss) on investments ............    (3,960,661)       348,782      1,214,234
  Change in unrealized gain (loss)
    on investments ...............................     2,099,268     (4,794,748)     3,271,039
  Reinvested capital gains .......................            --      1,233,063             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (1,917,678)    (3,243,294)     4,521,440
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,047,183      1,203,310      1,411,984
  Transfers between funds ........................      (704,029)    (1,618,161)      (167,066)
  Surrenders .....................................      (368,264)      (182,801)      (642,724)
  Death benefits (note 4) ........................        (7,251)       (17,201)      (124,597)
  Policy loans (net of repayments) (note 5) ......       (66,856)      (160,238)       (83,407)
  Deductions for surrender charges (note 2d) .....       (32,958)       (16,729)       (96,081)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (361,742)      (426,399)      (427,942)
  Asset charges (note 3):
    MSP contracts ................................        (5,243)        (8,051)        (8,596)
    LSFP contracts ...............................        (4,614)        (6,243)        (3,905)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (503,774)    (1,232,513)      (142,334)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (2,421,452)    (4,475,807)     4,379,106
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     9,192,407     13,668,214      9,289,108
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     6,770,955      9,192,407     13,668,214
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       711,440        779,846        805,473
                                                     -----------    -----------    -----------
  Units purchased ................................       110,791         83,704        160,398
  Units redeemed .................................      (142,631)      (152,110)      (186,025)
                                                     -----------    -----------    -----------
  Ending units ...................................       679,600        711,440        779,846
                                                     ===========    ===========    ===========

                                                                     CSWPSMCO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................      (138,697)      (216,538)      (114,737)
  Realized gain (loss) on investments ............   (11,329,224)     5,305,559        564,155
  Change in unrealized gain (loss)
    on investments ...............................     7,104,902    (18,360,336)     8,391,845
  Reinvested capital gains .......................            --      5,714,137        709,970
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (4,363,019)    (7,557,178)     9,551,233
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     2,168,671      3,205,250      2,658,532
  Transfers between funds ........................    (3,347,967)     7,227,152       (248,812)
  Surrenders .....................................      (805,855)      (818,535)      (301,023)
  Death benefits (note 4) ........................       (86,645)       (46,924)       (60,498)
  Policy loans (net of repayments) (note 5) ......        (1,349)      (406,035)      (288,744)
  Deductions for surrender charges (note 2d) .....       (72,120)       (74,907)       (45,000)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (922,151)    (1,346,935)      (902,731)
  Asset charges (note 3):
    MSP contracts ................................        (9,810)       (17,598)        (9,685)
    LSFP contracts ...............................        (8,705)       (12,620)        (5,597)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (3,085,931)     7,708,848        796,442
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (7,448,950)       151,670     10,347,675
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    25,677,975     25,526,305     15,178,630
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    18,229,025     25,677,975     25,526,305
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     1,272,956      1,024,167      1,015,805
                                                     -----------    -----------    -----------
  Units purchased ................................       137,229        353,977        183,941
  Units redeemed .................................      (325,463)      (105,188)      (175,579)
                                                     -----------    -----------    -----------
  Ending units ...................................     1,084,722      1,272,956      1,024,167
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      DRYEUROEQ
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $       (736)           (293)             --
  Realized gain (loss) on investments ............          2,841          (6,913)             --
  Change in unrealized gain (loss)
    on investments ...............................           (878)          1,517              --
  Reinvested capital gains .......................             --           1,253              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          1,227          (4,436)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         12,657           5,122              --
  Transfers between funds ........................        (35,400)        113,027              --
  Surrenders .....................................         (1,022)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......           (300)              2              --
  Deductions for surrender charges (note 2d) .....            (91)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (6,296)         (2,481)             --
  Asset charges (note 3):
    MSP contracts ................................            (46)            (27)             --
    LSFP contracts ...............................             (3)             (6)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        (30,501)        115,637              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        (29,274)        111,201              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        111,201              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $     81,927         111,201              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................         11,957              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................          6,654          12,230              --
  Units redeemed .................................         (6,237)           (273)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         12,374          11,957              --
                                                     ============    ============    ============

                                                                       DRYSRGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (109,204)            118        (112,443)
  Realized gain (loss) on investments ............       (369,365)        721,982       1,789,441
  Change in unrealized gain (loss)
    on investments ...............................     (3,939,932)     (3,257,761)      1,688,692
  Reinvested capital gains .......................             --              --         646,972
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (4,418,501)     (2,535,661)      4,012,662
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,143,427       2,490,032       2,602,017
  Transfers between funds ........................     (1,098,629)      2,460,935       2,581,796
  Surrenders .....................................       (891,852)       (724,497)       (387,508)
  Death benefits (note 4) ........................        (23,643)        (47,303)        (31,507)
  Policy loans (net of repayments) (note 5) ......       (372,581)       (577,113)       (488,829)
  Deductions for surrender charges (note 2d) .....        (79,816)        (66,301)        (57,929)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (968,162)     (1,048,030)       (879,312)
  Asset charges (note 3):
    MSP contracts ................................         (6,768)         (9,779)         (7,129)
    LSFP contracts ...............................         (5,485)         (7,247)         (5,332)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,303,509)      2,470,697       3,326,267
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (5,722,010)        (64,964)      7,338,929
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     19,334,340      19,399,304      12,060,375
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     13,612,330      19,334,340      19,399,304
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        629,857         556,165         446,957
                                                     ------------    ------------    ------------
  Units purchased ................................         83,928         149,111         173,727
  Units redeemed .................................       (139,814)        (75,419)        (64,519)
                                                     ------------    ------------    ------------
  Ending units ...................................        573,971         629,857         556,165
                                                     ============    ============    ============

                                                                      DRYSTKIX
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        332,575         213,640         346,881
  Realized gain (loss) on investments ............          9,935       4,081,939       5,075,012
  Change in unrealized gain (loss)
    on investments ...............................    (13,687,873)    (16,940,040)     11,113,462
  Reinvested capital gains .......................        467,526       1,618,261         920,361
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (12,877,837)    (11,026,200)     17,455,716
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     10,603,012      12,374,808      13,344,420
  Transfers between funds ........................      1,384,992      (5,097,368)     11,928,413
  Surrenders .....................................     (4,146,012)     (3,029,913)     (2,827,148)
  Death benefits (note 4) ........................       (431,669)       (407,101)       (157,295)
  Policy loans (net of repayments) (note 5) ......       (379,222)     (1,621,944)     (1,610,756)
  Deductions for surrender charges (note 2d) .....       (371,045)       (277,277)       (422,632)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (4,015,363)     (4,198,947)     (4,097,507)
  Asset charges (note 3):
    MSP contracts ................................        (40,868)        (52,991)        (54,699)
    LSFP contracts ...............................        (56,827)        (60,980)        (48,577)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      2,546,998      (2,371,713)     16,054,219
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (10,330,839)    (13,397,913)     33,509,935
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     99,153,528     112,551,441      79,041,506
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     88,822,689      99,153,528     112,551,441
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      3,460,355       3,543,874       2,959,968
                                                     ------------    ------------    ------------
  Units purchased ................................        525,479         448,057         907,973
  Units redeemed .................................       (433,865)       (531,576)       (324,067)
                                                     ------------    ------------    ------------
  Ending units ...................................      3,551,969       3,460,355       3,543,874
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       DRYAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     8,180        (10,494)       (13,667)
  Realized gain (loss) on investments ............       (93,890)       206,665        415,445
  Change in unrealized gain (loss)
    on investments ...............................      (617,829)      (365,322)       269,060
  Reinvested capital gains .......................            --         80,911         29,215
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (703,539)       (88,240)       700,053
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       775,908        980,051      1,147,358
  Transfers between funds ........................       107,630     (1,176,921)     2,166,937
  Surrenders .....................................      (233,967)       101,300       (296,009)
  Death benefits (note 4) ........................          (642)        (8,995)       (13,006)
  Policy loans (net of repayments) (note 5) ......       (93,305)      (150,408)      (134,352)
  Deductions for surrender charges (note 2d) .....       (20,939)         9,270        (44,251)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (325,049)      (296,841)      (299,558)
  Asset charges (note 3):
    MSP contracts ................................        (2,606)        (2,821)        (3,070)
    LSFP contracts ...............................        (6,023)        (5,196)        (2,988)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       201,007       (550,561)     2,521,061
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (502,532)      (638,801)     3,221,114
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     7,251,397      7,890,198      4,669,084
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 6,748,865      7,251,397      7,890,198
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       503,469        540,642        353,868
                                                     -----------    -----------    -----------
  Units purchased ................................        85,636        100,075        246,230
  Units redeemed .................................       (68,687)      (137,248)       (59,456)
                                                     -----------    -----------    -----------
  Ending units ...................................       520,418        503,469        540,642
                                                     ===========    ===========    ===========

                                                                      DRYGRINC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (4,914)        (1,576)           558
  Realized gain (loss) on investments ............        (7,978)        67,580         74,977
  Change in unrealized gain (loss)
    on investments ...............................      (258,534)      (314,432)       230,049
  Reinvested capital gains .......................        45,863        113,207         87,323
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (225,563)      (135,221)       392,907
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       293,388        350,148        430,878
  Transfers between funds ........................       103,859        289,849         18,919
  Surrenders .....................................      (217,868)       (36,572)       (34,300)
  Death benefits (note 4) ........................          (317)            --        (18,064)
  Policy loans (net of repayments) (note 5) ......       (34,479)       (40,935)       (18,736)
  Deductions for surrender charges (note 2d) .....       (19,498)        (3,347)        (5,128)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (138,857)      (130,262)      (129,582)
  Asset charges (note 3):
    MSP contracts ................................        (3,439)        (3,923)        (3,346)
    LSFP contracts ...............................        (2,419)        (2,236)        (1,645)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       (19,630)       422,722        238,996
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (245,193)       287,501        631,903
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,133,370      2,845,869      2,213,966
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     2,888,177      3,133,370      2,845,869
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       220,323        191,266        172,937
                                                     -----------    -----------    -----------
  Units purchased ................................        34,265         44,176         59,773
  Units redeemed .................................       (37,315)       (15,119)       (41,444)
                                                     -----------    -----------    -----------
  Ending units ...................................       217,273        220,323        191,266
                                                     ===========    ===========    ===========

                                                                      FIDVIPEI
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       720,232        764,744        519,590
  Realized gain (loss) on investments ............        55,848      4,331,220      6,406,550
  Change in unrealized gain (loss)
    on investments ...............................    (9,359,446)    (5,231,085)    (5,267,170)
  Reinvested capital gains .......................     3,782,228      5,255,479      2,726,961
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (4,801,138)     5,120,358      4,385,931
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     7,191,894      8,138,570     10,203,955
  Transfers between funds ........................     1,446,582    (10,789,250)    (3,247,107)
  Surrenders .....................................    (3,544,539)    (3,122,051)    (2,431,139)
  Death benefits (note 4) ........................      (225,553)      (189,944)      (137,938)
  Policy loans (net of repayments) (note 5) ......      (805,494)    (1,035,827)    (1,117,875)
  Deductions for surrender charges (note 2d) .....      (317,216)      (285,708)      (363,433)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................    (3,630,378)    (3,073,309)    (3,725,075)
  Asset charges (note 3):
    MSP contracts ................................       (39,422)       (38,789)       (46,610)
    LSFP contracts ...............................       (22,617)       (19,695)       (17,059)
                                                     -----------    -----------    -----------
      Net equity transactions ....................        53,257    (10,416,003)      (882,281)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (4,747,881)    (5,295,645)     3,503,650
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    81,772,283     87,067,928     83,564,278
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    77,024,402     81,772,283     87,067,928
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     2,276,206      2,594,139      2,614,531
                                                     -----------    -----------    -----------
  Units purchased ................................       280,800        259,043        349,328
  Units redeemed .................................      (271,444)      (576,976)      (369,720)
                                                     -----------    -----------    -----------
  Ending units ...................................     2,285,562      2,276,206      2,594,139
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         FIDVIPGR
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (929,341)      (1,241,653)        (929,897)
  Realized gain (loss) on investments ............      (4,273,764)       3,612,827       15,710,494
  Change in unrealized gain (loss)
    on investments ...............................     (33,423,042)     (42,932,678)      17,198,414
  Reinvested capital gains .......................      10,107,480       19,550,081       13,551,946
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (28,518,667)     (21,011,423)      45,530,957
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      13,007,093       15,063,048       15,418,413
  Transfers between funds ........................      (8,018,175)       2,949,689       13,284,488
  Surrenders .....................................      (5,631,639)      (5,630,898)      (3,962,266)
  Death benefits (note 4) ........................        (304,251)        (464,693)        (299,356)
  Policy loans (net of repayments) (note 5) ......      (1,189,965)      (3,566,377)      (3,173,351)
  Deductions for surrender charges (note 2d) .....        (504,000)        (515,300)        (592,322)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (6,302,082)      (6,864,591)      (6,220,078)
  Asset charges (note 3):
    MSP contracts ................................         (46,539)         (69,249)         (50,059)
    LSFP contracts ...............................         (31,178)         (34,365)         (23,234)
                                                     -------------    -------------    -------------
      Net equity transactions ....................      (9,020,736)         867,264       14,382,235
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (37,539,403)     (20,144,159)      59,913,192
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     156,911,792      177,055,951      117,142,759
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 119,372,389      156,911,792      177,055,951
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................       3,462,746        3,435,387        3,041,033
                                                     -------------    -------------    -------------
  Units purchased ................................         354,493          378,450          730,961
  Units redeemed .................................        (591,126)        (351,091)        (336,607)
                                                     -------------    -------------    -------------
  Ending units ...................................       3,226,113        3,462,746        3,435,387
                                                     =============    =============    =============

                                                                         FIDVIPHI
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       2,247,137        1,524,797        2,372,262
  Realized gain (loss) on investments ............      (4,705,027)        (934,993)      (2,878,622)
  Change in unrealized gain (loss)
    on investments ...............................         (27,924)      (6,237,391)       2,437,032
  Reinvested capital gains .......................              --               --           96,078
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (2,485,814)      (5,647,587)       2,026,750
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       2,363,311        2,816,915        3,767,754
  Transfers between funds ........................         603,870       (2,585,935)      (4,726,508)
  Surrenders .....................................        (908,331)      (1,009,915)        (711,931)
  Death benefits (note 4) ........................         (56,917)        (215,967)         (83,542)
  Policy loans (net of repayments) (note 5) ......         (38,801)         (36,510)        (257,597)
  Deductions for surrender charges (note 2d) .....         (81,290)         (92,420)        (106,427)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (953,764)        (982,080)      (1,219,918)
  Asset charges (note 3):
    MSP contracts ................................         (14,190)         (22,334)         (29,175)
    LSFP contracts ...............................          (8,038)          (7,947)          (7,937)
                                                     -------------    -------------    -------------
      Net equity transactions ....................         905,850       (2,136,193)      (3,375,281)
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (1,579,964)      (7,783,780)      (1,348,531)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      18,222,153       26,005,933       27,354,464
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      16,642,189       18,222,153       26,005,933
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................         972,429        1,081,513        1,213,502
                                                     -------------    -------------    -------------
  Units purchased ................................         170,800          140,914          174,332
  Units redeemed .................................        (125,490)        (249,998)        (306,321)
                                                     -------------    -------------    -------------
  Ending units ...................................       1,017,739          972,429        1,081,513
                                                     =============    =============    =============

                                                                         FIDVIPOV
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         938,954          194,518          132,290
  Realized gain (loss) on investments ............      (2,848,287)       1,273,207        2,116,216
  Change in unrealized gain (loss)
    on investments ...............................      (4,902,933)     (10,130,820)       6,394,423
  Reinvested capital gains .......................       1,740,234        2,677,139          535,780
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (5,072,032)      (5,985,956)       9,178,709
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       2,097,571        2,338,549        2,603,811
  Transfers between funds ........................      (1,327,939)        (191,092)      (1,140,865)
  Surrenders .....................................      (1,006,514)      (1,476,671)        (511,027)
  Death benefits (note 4) ........................        (101,240)         (31,249)         (42,803)
  Policy loans (net of repayments) (note 5) ......         (85,860)        (709,130)        (436,230)
  Deductions for surrender charges (note 2d) .....         (90,077)        (135,135)         (76,394)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (832,760)        (931,867)        (936,056)
  Asset charges (note 3):
    MSP contracts ................................          (5,818)          (9,547)          (9,310)
    LSFP contracts ...............................          (6,533)          (8,001)          (4,398)
                                                     -------------    -------------    -------------
      Net equity transactions ....................      (1,359,170)      (1,154,143)        (553,272)
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (6,431,202)      (7,140,099)       8,625,437
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      23,708,747       30,848,846       22,223,409
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      17,277,545       23,708,747       30,848,846
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................       1,146,574        1,202,196        1,218,999
                                                     -------------    -------------    -------------
  Units purchased ................................         129,935          139,166          165,048
  Units redeemed .................................        (208,734)        (194,788)        (181,851)
                                                     -------------    -------------    -------------
  Ending units ...................................       1,067,775        1,146,574        1,202,196
                                                     =============    =============    =============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       FIDVIPAM
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    946,367         764,144         769,711
  Realized gain (loss) on investments ............       (197,074)        743,891       1,015,529
  Change in unrealized gain (loss)
    on investments ...............................     (2,656,974)     (5,439,784)         26,818
  Reinvested capital gains .......................        442,307       2,429,670       1,317,530
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (1,465,374)     (1,502,079)      3,129,588
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,952,879       2,378,371       2,909,351
  Transfers between funds ........................       (924,825)     (1,984,742)     (2,311,042)
  Surrenders .....................................     (1,051,266)       (944,977)       (832,733)
  Death benefits (note 4) ........................        (24,025)        (13,747)        (42,640)
  Policy loans (net of repayments) (note 5) ......       (139,132)       (368,885)       (659,859)
  Deductions for surrender charges (note 2d) .....        (94,082)        (86,478)       (124,486)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,110,503)     (1,085,359)     (1,199,744)
  Asset charges (note 3):
    MSP contracts ................................        (10,168)        (11,244)        (11,668)
    LSFP contracts ...............................         (3,155)         (3,046)         (2,332)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,404,277)     (2,120,107)     (2,275,153)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (2,869,651)     (3,622,186)        854,435
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     29,485,536      33,107,722      32,253,287
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 26,615,885      29,485,536      33,107,722
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,150,637       1,229,226       1,312,905
                                                     ------------    ------------    ------------
  Units purchased ................................         95,668         102,304         133,092
  Units redeemed .................................       (151,886)       (180,893)       (216,771)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,094,419       1,150,637       1,229,226
                                                     ============    ============    ============

                                                                      FIDVIPCON
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         43,587        (277,542)       (198,905)
  Realized gain (loss) on investments ............       (197,444)      1,601,999       8,607,593
  Change in unrealized gain (loss)
    on investments ...............................     (9,738,153)    (15,273,672)      2,632,252
  Reinvested capital gains .......................      1,612,865       8,862,945       1,916,516
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (8,279,145)     (5,086,270)     12,957,456
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      5,795,249       7,336,354       8,483,644
  Transfers between funds ........................     (3,613,770)     (2,948,975)      5,291,011
  Surrenders .....................................     (2,048,334)     (2,212,824)     (1,395,137)
  Death benefits (note 4) ........................       (148,293)        (73,090)       (199,019)
  Policy loans (net of repayments) (note 5) ......       (442,265)     (1,259,765)       (834,500)
  Deductions for surrender charges (note 2d) .....       (183,314)       (202,502)       (208,560)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (2,534,714)     (2,638,799)     (2,643,787)
  Asset charges (note 3):
    MSP contracts ................................        (28,667)        (38,581)        (36,244)
    LSFP contracts ...............................        (22,235)        (23,285)        (18,084)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (3,226,343)     (2,061,467)      8,439,324
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (11,505,488)     (7,147,737)     21,396,780
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     64,099,278      71,247,015      49,850,235
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     52,593,790      64,099,278      71,247,015
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      2,697,733       2,777,590       2,397,557
                                                     ------------    ------------    ------------
  Units purchased ................................        300,960         337,798         636,459
  Units redeemed .................................       (458,872)       (417,655)       (256,426)
                                                     ------------    ------------    ------------
  Ending units ...................................      2,539,821       2,697,733       2,777,590
                                                     ============    ============    ============

                                                                      FIDVIPGROP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (13,820)         36,283          11,876
  Realized gain (loss) on investments ............       (634,796)       (263,449)        453,860
  Change in unrealized gain (loss)
    on investments ...............................       (126,832)     (1,250,959)       (343,328)
  Reinvested capital gains .......................             --         391,834         110,237
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (775,448)     (1,086,291)        232,645
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        793,729         917,497       1,132,717
  Transfers between funds ........................       (496,644)       (800,042)         12,561
  Surrenders .....................................       (258,771)       (161,720)       (135,968)
  Death benefits (note 4) ........................           (237)        (20,814)        (53,293)
  Policy loans (net of repayments) (note 5) ......        (39,475)        (58,980)        (44,200)
  Deductions for surrender charges (note 2d) .....        (23,158)        (14,800)        (20,326)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (236,312)       (280,822)       (320,411)
  Asset charges (note 3):
    MSP contracts ................................         (2,717)         (3,949)         (5,191)
    LSFP contracts ...............................         (2,557)         (3,318)         (2,905)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (266,142)       (426,948)        562,984
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,041,590)     (1,513,239)        795,629
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      5,170,670       6,683,909       5,888,280
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      4,129,080       5,170,670       6,683,909
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        446,913         475,926         434,495
                                                     ------------    ------------    ------------
  Units purchased ................................         82,751          80,319         135,244
  Units redeemed .................................       (109,553)       (109,332)        (93,813)
                                                     ------------    ------------    ------------
  Ending units ...................................        420,111         446,913         475,926
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      JANCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     4,262          9,106             --
  Realized gain (loss) on investments ............    (1,133,638)       (67,632)            --
  Change in unrealized gain (loss)
    on investments ...............................       244,422       (509,550)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (884,954)      (568,076)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       395,668        163,374             --
  Transfers between funds ........................       497,060      3,483,176             --
  Surrenders .....................................       (98,492)       (18,995)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (63,185)       (36,245)            --
  Deductions for surrender charges (note 2d) .....        (8,814)        (1,738)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (158,392)       (66,641)            --
  Asset charges (note 3):
    MSP contracts ................................        (2,325)        (1,552)            --
    LSFP contracts ...............................        (1,195)          (436)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       560,325      3,520,943             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (324,629)     2,952,867             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,952,867             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,628,238      2,952,867             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       373,970             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       118,903        387,744             --
  Units redeemed .................................       (64,088)       (13,774)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       428,785        373,970             --
                                                     ===========    ===========    ===========

                                                                     JANGLTECH
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (3,153)         4,424             --
  Realized gain (loss) on investments ............    (2,122,695)        13,176             --
  Change in unrealized gain (loss)
    on investments ...............................     1,125,331     (1,148,444)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (1,000,517)    (1,130,844)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       364,127        200,047             --
  Transfers between funds ........................       478,283      3,477,054             --
  Surrenders .....................................      (146,539)       (16,070)            --
  Death benefits (note 4) ........................       (98,999)            --             --
  Policy loans (net of repayments) (note 5) ......       (41,135)       (15,097)            --
  Deductions for surrender charges (note 2d) .....       (13,114)        (1,471)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (106,881)       (59,588)            --
  Asset charges (note 3):
    MSP contracts ................................        (1,712)        (1,521)            --
    LSFP contracts ...............................          (802)          (407)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       433,228      3,582,947             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (567,289)     2,452,103             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,452,103             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,884,814      2,452,103             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       363,557             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       180,547        375,042             --
  Units redeemed .................................       (94,989)       (11,485)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       449,115        363,557             --
                                                     ===========    ===========    ===========

                                                                     JANINTGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (2,522)        59,459             --
  Realized gain (loss) on investments ............    (1,006,099)      (181,333)            --
  Change in unrealized gain (loss)
    on investments ...............................       441,311       (349,293)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (567,310)      (471,167)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       286,461        121,443             --
  Transfers between funds ........................       263,144      2,598,237             --
  Surrenders .....................................       (60,603)       (16,540)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (50,849)       (11,714)            --
  Deductions for surrender charges (note 2d) .....        (5,424)        (1,514)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (95,431)       (34,493)            --
  Asset charges (note 3):
    MSP contracts ................................        (1,219)        (1,038)            --
    LSFP contracts ...............................          (668)          (146)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       335,411      2,654,235             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (231,899)     2,183,068             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,183,068             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,951,169      2,183,068             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       276,083             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       104,433        284,504             --
  Units redeemed .................................       (55,767)        (8,421)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       324,749        276,083             --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATCAPAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (149,321)       (197,752)        (45,147)
  Realized gain (loss) on investments ............     (4,280,310)        (44,470)      1,545,323
  Change in unrealized gain (loss)
    on investments ...............................     (3,202,773)    (16,033,473)     (2,937,651)
  Reinvested capital gains .......................             --       6,018,129       2,820,485
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (7,632,404)    (10,257,566)      1,383,010
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      4,054,677       5,307,598       6,414,922
  Transfers between funds ........................     (1,301,931)     (7,322,445)       (902,464)
  Surrenders .....................................     (1,215,938)     (1,101,685)     (1,464,698)
  Death benefits (note 4) ........................        (94,201)        (67,374)        (26,646)
  Policy loans (net of repayments) (note 5) ......       (469,940)       (651,768)       (839,186)
  Deductions for surrender charges (note 2d) .....       (108,820)       (100,818)       (218,959)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,486,232)     (1,990,000)     (2,416,248)
  Asset charges (note 3):
    MSP contracts ................................         (8,664)        (20,853)        (26,238)
    LSFP contracts ...............................         (9,001)        (15,363)        (15,764)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (640,050)     (5,962,708)        504,719
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (8,272,454)    (16,220,274)      1,887,729
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     26,950,799      43,171,073      41,283,344
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 18,678,345      26,950,799      43,171,073
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,201,390       1,403,197       1,381,944
                                                     ------------    ------------    ------------
  Units purchased ................................        245,018         187,771         272,423
  Units redeemed .................................       (289,101)       (389,578)       (251,170)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,157,307       1,201,390       1,403,197
                                                     ============    ============    ============

                                                                     NSATMIDCAPIX
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (4,071)            819              --
  Realized gain (loss) on investments ............       (255,703)         17,525              --
  Change in unrealized gain (loss)
    on investments ...............................        115,892         (68,941)             --
  Reinvested capital gains .......................         25,776          59,565              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (118,106)          8,968              --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        190,528          32,770              --
  Transfers between funds ........................      1,669,130       1,786,882              --
  Surrenders .....................................        (44,557)         (2,384)             --
  Death benefits (note 4) ........................         (7,174)             --              --
  Policy loans (net of repayments) (note 5) ......        (24,551)         (7,462)             --
  Deductions for surrender charges (note 2d) .....         (3,988)           (218)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (116,906)        (19,481)             --
  Asset charges (note 3):
    MSP contracts ................................         (1,953)           (199)             --
    LSFP contracts ...............................           (578)            (87)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,659,951       1,789,821              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,541,845       1,798,789              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      1,798,789              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      3,340,634       1,798,789              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        171,893              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................        173,353         174,796              --
  Units redeemed .................................        (19,255)         (2,903)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        325,991         171,893              --
                                                     ============    ============    ============

                                                                      NSATEMMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................             75             (21)             --
  Realized gain (loss) on investments ............        (24,506)         (1,147)             --
  Change in unrealized gain (loss)
    on investments ...............................         33,345            (711)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          8,914          (1,879)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................          5,169             541              --
  Transfers between funds ........................        413,987          10,816              --
  Surrenders .....................................         (2,213)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......            198              --              --
  Deductions for surrender charges (note 2d) .....           (198)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (7,221)           (235)             --
  Asset charges (note 3):
    MSP contracts ................................           (295)             --              --
    LSFP contracts ...............................             (7)             --              --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        409,420          11,122              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        418,334           9,243              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................          9,243              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        427,577           9,243              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................          1,063              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         52,164           1,081              --
  Units redeemed .................................         (1,215)            (18)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         52,012           1,063              --
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATGLOBTC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (2,955)          (918)            --
  Realized gain (loss) on investments ............      (424,935)        (5,935)            --
  Change in unrealized gain (loss)
    on investments ...............................       215,502       (233,078)            --
  Reinvested capital gains .......................            --          8,554             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (212,388)      (231,377)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        75,992         13,606             --
  Transfers between funds ........................       172,244        634,363             --
  Surrenders .....................................        (3,862)            --             --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (58,752)          (641)            --
  Deductions for surrender charges (note 2d) .....          (346)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (29,002)        (9,740)            --
  Asset charges (note 3):
    MSP contracts ................................           (90)           (34)            --
    LSFP contracts ...............................            --             --             --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       156,184        637,554             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (56,204)       406,177             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       406,177             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   349,973        406,177             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................        67,646             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................        65,702         68,793             --
  Units redeemed .................................       (30,732)        (1,147)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       102,616         67,646             --
                                                     ===========    ===========    ===========

                                                                     NSATINTGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................          (165)           (14)            --
  Realized gain (loss) on investments ............        (3,090)          (233)            --
  Change in unrealized gain (loss)
    on investments ...............................         1,005           (168)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (2,250)          (415)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         2,587              2             --
  Transfers between funds ........................        52,127          4,696             --
  Surrenders .....................................           (14)            --             --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......          (105)            (1)            --
  Deductions for surrender charges (note 2d) .....            (1)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (1,273)          (100)            --
  Asset charges (note 3):
    MSP contracts ................................            --             --             --
    LSFP contracts ...............................            --             --             --
                                                     -----------    -----------    -----------
      Net equity transactions ....................        53,321          4,597             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        51,071          4,182             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         4,182             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        55,253          4,182             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................           453             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................         8,228            464             --
  Units redeemed .................................          (225)           (11)            --
                                                     -----------    -----------    -----------
  Ending units ...................................         8,456            453             --
                                                     ===========    ===========    ===========

                                                                     NSATGVTBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       682,702        593,146        665,371
  Realized gain (loss) on investments ............       690,349       (132,300)      (851,332)
  Change in unrealized gain (loss)
    on investments ...............................      (567,238)       822,785       (301,600)
  Reinvested capital gains .......................        25,190             --         25,753
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       831,003      1,283,631       (461,808)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,047,084        943,979        755,607
  Transfers between funds ........................     6,329,761     (1,337,392)       381,498
  Surrenders .....................................      (497,629)      (403,544)      (310,304)
  Death benefits (note 4) ........................       (69,873)        (5,619)        (3,017)
  Policy loans (net of repayments) (note 5) ......    (1,259,271)      (161,143)      (495,291)
  Deductions for surrender charges (note 2d) .....       (44,535)       (36,929)       (46,387)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (627,606)      (631,603)      (500,735)
  Asset charges (note 3):
    MSP contracts ................................       (13,288)        (9,707)       (13,045)
    LSFP contracts ...............................        (8,008)        (4,392)        (2,382)
                                                     -----------    -----------    -----------
      Net equity transactions ....................     4,856,635     (1,646,350)      (234,056)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     5,687,638       (362,719)      (695,864)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    12,999,190     13,361,909     14,057,773
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    18,686,828     12,999,190     13,361,909
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       696,947        791,927        790,689
                                                     -----------    -----------    -----------
  Units purchased ................................       377,562         74,451        135,050
  Units redeemed .................................      (134,347)      (169,431)      (133,812)
                                                     -----------    -----------    -----------
  Ending units ...................................       940,162        696,947        791,927
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATMSECBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    26,704          3,488             --
  Realized gain (loss) on investments ............       (16,549)          (786)            --
  Change in unrealized gain (loss)
    on investments ...............................        (1,097)           457             --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................         9,058          3,159             --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        22,300          2,289             --
  Transfers between funds ........................       526,721         82,990             --
  Surrenders .....................................        (4,013)            --             --
  Death benefits (note 4) ........................          (954)            --             --
  Policy loans (net of repayments) (note 5) ......          (829)          (190)            --
  Deductions for surrender charges (note 2d) .....          (359)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (13,528)        (1,041)            --
  Asset charges (note 3):
    MSP contracts ................................          (733)          (115)            --
    LSFP contracts ...............................           (60)            (4)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       528,545         83,929             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       537,603         87,088             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        87,088             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   624,691         87,088             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................         8,333             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................        54,885          8,485             --
  Units redeemed .................................        (5,339)          (152)            --
                                                     -----------    -----------    -----------
  Ending units ...................................        57,879          8,333             --
                                                     ===========    ===========    ===========

                                                                     NSATMYMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................     1,471,308      2,643,745      2,192,750
  Realized gain (loss) on investments ............            --             --             --
  Change in unrealized gain (loss)
    on investments ...............................            --             --             --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     1,471,308      2,643,745      2,192,750
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     7,038,540      9,251,495     33,970,462
  Transfers between funds ........................    (1,799,877)    (7,781,365)   (20,060,327)
  Surrenders .....................................    (6,733,123)    (3,720,656)    (2,949,962)
  Death benefits (note 4) ........................      (323,940)       (45,052)    (1,748,315)
  Policy loans (net of repayments) (note 5) ......       312,202        335,834        257,119
  Deductions for surrender charges (note 2d) .....      (602,577)      (340,488)      (440,992)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................    (2,220,627)    (1,615,471)    (2,710,844)
  Asset charges (note 3):
    MSP contracts ................................       (44,176)       (45,443)       (55,122)
    LSFP contracts ...............................       (38,727)       (27,847)       (32,642)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (4,412,305)    (3,988,993)     6,229,377
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (2,940,997)    (1,345,248)     8,422,127
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    54,591,864     55,937,112     47,514,985
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    51,650,867     54,591,864     55,937,112
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     3,829,526      4,122,003      3,682,600
                                                     -----------    -----------    -----------
  Units purchased ................................       732,398        935,006      3,648,845
  Units redeemed .................................    (1,021,909)    (1,227,483)    (3,209,442)
                                                     -----------    -----------    -----------
  Ending units ...................................     3,540,015      3,829,526      4,122,003
                                                     ===========    ===========    ===========

                                                                    NSATSMCAPG
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (8,611)        (2,514)            --
  Realized gain (loss) on investments ............      (223,133)       (74,213)            --
  Change in unrealized gain (loss)
    on investments ...............................       178,447       (167,853)            --
  Reinvested capital gains .......................            --          2,683             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (53,297)      (241,897)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       104,712         34,629             --
  Transfers between funds ........................       646,697        992,140             --
  Surrenders .....................................       (30,141)        (8,200)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (30,450)          (923)            --
  Deductions for surrender charges (note 2d) .....        (2,697)          (750)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (61,379)       (14,507)            --
  Asset charges (note 3):
    MSP contracts ................................          (635)          (255)            --
    LSFP contracts ...............................          (264)            (8)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       625,843      1,002,126             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       572,546        760,229             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       760,229             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,332,775        760,229             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................        94,113             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       113,449         96,894             --
  Units redeemed .................................       (21,282)        (2,781)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       186,280         94,113             --
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATSMCAPV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (93,474)        (51,635)        (12,857)
  Realized gain (loss) on investments ............        110,418         163,206         435,390
  Change in unrealized gain (loss)
    on investments ...............................      1,228,548      (1,082,758)       (178,227)
  Reinvested capital gains .......................      1,026,030       1,418,043         463,979
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      2,271,522         446,856         708,285
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        856,736         441,523         205,584
  Transfers between funds ........................      6,194,722       4,096,956       1,364,159
  Surrenders .....................................       (349,290)       (460,458)         (9,301)
  Death benefits (note 4) ........................         (3,924)         (1,053)             --
  Policy loans (net of repayments) (note 5) ......        (53,992)        (43,917)        (17,764)
  Deductions for surrender charges (note 2d) .....        (31,259)        (42,138)         (1,390)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (387,192)       (151,631)        (60,914)
  Asset charges (note 3):
    MSP contracts ................................         (5,500)         (2,859)         (3,844)
    LSFP contracts ...............................         (8,972)         (7,330)         (2,270)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      6,211,329       3,829,093       1,474,260
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      8,482,851       4,275,949       2,182,545
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      7,299,116       3,023,167         840,622
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 15,781,967       7,299,116       3,023,167
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        610,738         277,593          98,226
                                                     ------------    ------------    ------------
  Units purchased ................................        520,517         411,148         195,544
  Units redeemed .................................        (96,353)        (78,003)        (16,177)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,034,902         610,738         277,593
                                                     ============    ============    ============

                                                                       NSATSMCO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (165,788)       (212,417)       (133,984)
  Realized gain (loss) on investments ............     (4,402,099)      9,053,628         322,338
  Change in unrealized gain (loss)
    on investments ...............................      2,206,825     (12,312,627)      6,521,648
  Reinvested capital gains .......................             --       5,338,437       1,017,362
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (2,361,062)      1,867,021       7,727,364
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,441,354       2,677,792       3,047,229
  Transfers between funds ........................     (3,075,492)      2,990,395         108,189
  Surrenders .....................................       (849,541)       (609,371)       (506,958)
  Death benefits (note 4) ........................        (69,847)       (168,776)        (58,447)
  Policy loans (net of repayments) (note 5) ......       (474,171)       (467,147)       (304,105)
  Deductions for surrender charges (note 2d) .....        (76,029)        (55,765)        (75,786)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,301,720)     (1,160,409)     (1,042,927)
  Asset charges (note 3):
    MSP contracts ................................        (17,316)        (21,930)        (14,377)
    LSFP contracts ...............................        (13,625)        (16,087)         (6,706)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (3,436,387)      3,168,702       1,146,112
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (5,797,449)      5,035,723       8,873,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     31,404,476      26,368,753      17,495,277
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     25,607,027      31,404,476      26,368,753
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,306,261       1,185,688       1,118,367
                                                     ------------    ------------    ------------
  Units purchased ................................        116,845         234,167         222,497
  Units redeemed .................................       (281,130)       (113,594)       (155,176)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,141,976       1,306,261       1,185,688
                                                     ============    ============    ============

                                                                      NSATSTMCAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (6,440)         (2,791)             --
  Realized gain (loss) on investments ............       (447,934)        (87,965)             --
  Change in unrealized gain (loss)
    on investments ...............................        118,872        (109,003)             --
  Reinvested capital gains .......................             --          14,918              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (335,502)       (184,841)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        128,618          52,824              --
  Transfers between funds ........................        407,630         989,506              --
  Surrenders .....................................        (17,647)         (1,135)             --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......        (28,387)        (20,424)             --
  Deductions for surrender charges (note 2d) .....         (1,579)           (104)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (47,737)        (14,396)             --
  Asset charges (note 3):
    MSP contracts ................................           (769)           (656)             --
    LSFP contracts ...............................           (240)            (36)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        439,889       1,005,579              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        104,387         820,738              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        820,738              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        925,125         820,738              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        101,174              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         87,445         105,044              --
  Units redeemed .................................        (23,747)         (3,870)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        164,872         101,174              --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATTOTRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     10,101        (124,674)       (110,908)
  Realized gain (loss) on investments ............     (1,755,795)      4,343,276       2,886,861
  Change in unrealized gain (loss)
    on investments ...............................    (11,829,407)    (40,766,537)       (615,625)
  Reinvested capital gains .......................      2,194,987      33,726,301       3,857,973
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (11,380,114)     (2,821,634)      6,018,301
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     10,570,297      12,173,163      14,477,695
  Transfers between funds ........................     (1,415,297)     (9,625,991)     (3,544,992)
  Surrenders .....................................     (4,543,745)     (3,857,717)     (2,714,451)
  Death benefits (note 4) ........................       (691,160)       (355,642)       (233,861)
  Policy loans (net of repayments) (note 5) ......       (338,342)     (2,458,440)     (2,351,544)
  Deductions for surrender charges (note 2d) .....       (406,639)       (353,031)       (405,785)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (5,593,239)     (5,594,595)     (6,266,041)
  Asset charges (note 3):
    MSP contracts ................................        (34,275)        (42,471)        (46,751)
    LSFP contracts ...............................        (19,473)        (21,288)        (17,691)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (2,471,873)    (10,136,012)     (1,103,421)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (13,851,987)    (12,957,646)      4,914,880
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     91,072,596     104,030,242      99,115,362
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 77,220,609      91,072,596     104,030,242
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      2,847,611       3,151,278       3,169,018
                                                     ------------    ------------    ------------
  Units purchased ................................        387,748         376,602         505,511
  Units redeemed .................................       (476,855)       (680,269)       (523,251)
                                                     ------------    ------------    ------------
  Ending units ...................................      2,758,504       2,847,611       3,151,278
                                                     ============    ============    ============

                                                                      NSATGRFOC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (1,295)           (100)             --
  Realized gain (loss) on investments ............       (142,465)         (2,764)             --
  Change in unrealized gain (loss)
    on investments ...............................         26,613         (24,195)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (117,147)        (27,059)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         17,433           2,062              --
  Transfers between funds ........................        263,212          75,866              --
  Surrenders .....................................           (397)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......             (5)           (160)             --
  Deductions for surrender charges (note 2d) .....            (35)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (8,497)         (1,281)             --
  Asset charges (note 3):
    MSP contracts ................................           (166)             --              --
    LSFP contracts ...............................             --              --              --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        271,545          76,487              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        154,398          49,428              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         49,428              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        203,826          49,428              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................          7,806              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         47,788           7,989              --
  Units redeemed .................................         (2,354)           (183)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         53,240           7,806              --
                                                     ============    ============    ============

                                                                       NBAMTBAL
                                                     -------------------------------------------
                                                         2001            2000           1999
                                                     ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................            (43)             --             --
  Realized gain (loss) on investments ............            (16)             --             --
  Change in unrealized gain (loss)
    on investments ...............................            125              --             --
  Reinvested capital gains .......................             --              --             --
                                                     ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................             66              --             --
                                                     ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................            469              --             --
  Transfers between funds ........................         14,107              --             --
  Surrenders .....................................             --              --             --
  Death benefits (note 4) ........................             --              --             --
  Policy loans (net of repayments) (note 5) ......             --              --             --
  Deductions for surrender charges (note 2d) .....             --              --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (374)             --             --
  Asset charges (note 3):
    MSP contracts ................................             --              --             --
    LSFP contracts ...............................             --              --             --
                                                     ------------    ------------   ------------
      Net equity transactions ....................         14,202              --             --
                                                     ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         14,268              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................             --              --             --
                                                     ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         14,268              --             --
                                                     ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................................             --              --             --
                                                     ------------    ------------   ------------
  Units purchased ................................            654              --             --
  Units redeemed .................................            (18)             --             --
                                                     ------------    ------------   ------------
  Ending units ...................................            636              --             --
                                                     ============    ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NBAMTGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (193,586)       (326,947)       (183,268)
  Realized gain (loss) on investments ............    (28,997,129)      9,694,143       2,237,185
  Change in unrealized gain (loss)
    on investments ...............................      6,433,848     (18,572,555)      7,073,105
  Reinvested capital gains .......................     12,536,350       3,211,533       1,124,154
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (10,220,517)     (5,993,826)     10,251,176
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,731,498       3,061,931       2,741,841
  Transfers between funds ........................        444,727       9,518,532      (2,585,171)
  Surrenders .....................................       (974,018)     (1,565,105)       (733,093)
  Death benefits (note 4) ........................        (42,216)        (35,426)     (1,410,172)
  Policy loans (net of repayments) (note 5) ......       (212,223)       (903,203)       (530,684)
  Deductions for surrender charges (note 2d) .....        (87,169)       (143,228)       (109,591)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,244,333)     (1,638,100)     (1,049,294)
  Asset charges (note 3):
    MSP contracts ................................        (12,841)        (20,766)         (9,624)
    LSFP contracts ...............................         (9,710)        (11,928)         (4,427)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        593,715       8,262,707      (3,690,215)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (9,626,802)      2,268,881       6,560,961
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     33,341,564      31,072,683      24,511,722
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 23,714,762      33,341,564      31,072,683
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,073,053         862,532       1,004,418
                                                     ------------    ------------    ------------
  Units purchased ................................        180,511         320,777         172,219
  Units redeemed .................................       (138,923)       (110,256)       (314,105)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,114,641       1,073,053         862,532
                                                     ============    ============    ============

                                                                      NBAMTGUARD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (6,035)         (2,263)         (8,218)
  Realized gain (loss) on investments ............          6,732          81,869          87,231
  Change in unrealized gain (loss)
    on investments ...............................       (216,517)        (98,383)         43,771
  Reinvested capital gains .......................        152,227              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (63,593)        (18,777)        122,784
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        222,976         236,546         241,772
  Transfers between funds ........................        726,698        (205,049)      1,149,560
  Surrenders .....................................       (143,079)       (207,025)        (18,129)
  Death benefits (note 4) ........................             --         (13,947)           (281)
  Policy loans (net of repayments) (note 5) ......        (25,903)         (1,956)        (19,356)
  Deductions for surrender charges (note 2d) .....        (12,805)        (18,946)         (2,710)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (90,460)        (64,600)        (59,481)
  Asset charges (note 3):
    MSP contracts ................................         (1,858)         (1,487)         (1,168)
    LSFP contracts ...............................         (1,559)         (1,145)           (701)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        674,010        (277,609)      1,289,506
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        610,417        (296,386)      1,412,290
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      1,974,105       2,270,491         858,201
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      2,584,522       1,974,105       2,270,491
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        184,667         213,441          92,073
                                                     ------------    ------------    ------------
  Units purchased ................................         88,493          29,781         134,132
  Units redeemed .................................        (26,023)        (58,555)        (12,764)
                                                     ------------    ------------    ------------
  Ending units ...................................        247,137         184,667         213,441
                                                     ============    ============    ============

                                                                      NBAMTLMAT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        220,379         274,820         241,375
  Realized gain (loss) on investments ............         89,230        (266,075)        (74,295)
  Change in unrealized gain (loss)
    on investments ...............................         11,853         223,548        (128,665)
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        321,462         232,293          38,415
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        299,644         124,829         418,414
  Transfers between funds ........................      1,321,934        (907,154)       (166,249)
  Surrenders .....................................       (773,410)       (310,740)        (82,093)
  Death benefits (note 4) ........................        (14,103)             --         (50,646)
  Policy loans (net of repayments) (note 5) ......        159,958          (7,769)        (66,552)
  Deductions for surrender charges (note 2d) .....        (69,216)        (28,437)        (12,272)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (172,678)       (139,082)       (161,822)
  Asset charges (note 3):
    MSP contracts ................................         (5,349)         (5,836)         (7,656)
    LSFP contracts ...............................         (1,030)           (720)           (487)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        745,750      (1,274,909)       (129,363)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,067,212      (1,042,616)        (90,948)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      3,885,764       4,928,380       5,019,328
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      4,952,976       3,885,764       4,928,380
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        252,610         342,163         349,795
                                                     ------------    ------------    ------------
  Units purchased ................................        105,369          23,235          62,199
  Units redeemed .................................        (59,489)       (112,788)        (69,831)
                                                     ------------    ------------    ------------
  Ending units ...................................        298,490         252,610         342,163
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NBAMTPART
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (75,310)         23,707         160,794
  Realized gain (loss) on investments ............       (803,266)     (2,426,344)       (548,879)
  Change in unrealized gain (loss)
    on investments ...............................       (872,728)     (2,383,122)      1,854,882
  Reinvested capital gains .......................        860,887       4,631,886         687,554
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (890,417)       (153,873)      2,154,351
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,895,052       3,997,213       5,441,082
  Transfers between funds ........................       (551,168)     (6,757,477)     (8,211,478)
  Surrenders .....................................       (900,324)     (1,477,559)       (949,302)
  Death benefits (note 4) ........................        (80,967)       (143,800)        (94,956)
  Policy loans (net of repayments) (note 5) ......       (121,221)       (176,640)       (473,894)
  Deductions for surrender charges (note 2d) .....        (80,574)       (135,216)       (141,912)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,226,475)     (1,294,898)     (1,823,914)
  Asset charges (note 3):
    MSP contracts ................................        (16,055)        (19,393)        (23,724)
    LSFP contracts ...............................        (13,840)        (12,402)        (10,391)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        (95,572)     (6,020,172)     (6,288,489)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (985,989)     (6,174,045)     (4,134,138)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     24,634,148      30,808,193      34,942,331
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 23,648,159      24,634,148      30,808,193
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,056,621       1,307,010       1,570,249
                                                     ------------    ------------    ------------
  Units purchased ................................        143,261         184,798         257,385
  Units redeemed .................................       (149,545)       (435,187)       (520,624)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,050,337       1,056,621       1,307,010
                                                     ============    ============    ============

                                                                      OPPAGGGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................          4,198          (9,718)             --
  Realized gain (loss) on investments ............     (1,542,830)       (489,326)             --
  Change in unrealized gain (loss)
    on investments ...............................        307,499        (435,498)             --
  Reinvested capital gains .......................        315,653              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (915,480)       (934,542)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        414,251         238,305              --
  Transfers between funds ........................       (327,543)      3,670,423              --
  Surrenders .....................................        (70,469)        (19,423)             --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......        (30,433)        (15,499)             --
  Deductions for surrender charges (note 2d) .....         (6,307)         (1,778)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (140,549)        (63,844)             --
  Asset charges (note 3):
    MSP contracts ................................         (1,861)         (1,077)             --
    LSFP contracts ...............................           (353)            (72)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (163,264)      3,807,035              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,078,744)      2,872,493              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      2,872,493              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      1,793,749       2,872,493              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        369,008              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         71,698         379,813              --
  Units redeemed .................................       (102,937)        (10,805)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        337,769         369,008              --
                                                     ============    ============    ============

                                                                       OPPBDFD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        771,452         804,164         472,261
  Realized gain (loss) on investments ............       (494,081)       (238,067)         (6,702)
  Change in unrealized gain (loss)
    on investments ...............................        471,071          16,219        (794,086)
  Reinvested capital gains .......................             --              --          54,146
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        748,442         582,316        (274,381)
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,078,932       1,288,550       1,530,602
  Transfers between funds ........................      1,213,664      (1,146,061)       (747,631)
  Surrenders .....................................       (744,342)       (429,249)       (352,928)
  Death benefits (note 4) ........................        (21,063)         (4,850)         (9,225)
  Policy loans (net of repayments) (note 5) ......        (35,391)        (75,839)       (214,389)
  Deductions for surrender charges (note 2d) .....        (66,614)        (39,282)        (52,759)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (528,090)       (431,185)       (496,721)
  Asset charges (note 3):
    MSP contracts ................................        (10,865)         (9,970)         (9,861)
    LSFP contracts ...............................         (3,915)         (2,013)         (1,060)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        882,316        (849,899)       (353,972)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,630,758        (267,583)       (628,353)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     11,466,171      11,733,754      12,362,107
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     13,096,929      11,466,171      11,733,754
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        647,048         692,055         707,690
                                                     ------------    ------------    ------------
  Units purchased ................................        120,657          89,307         108,517
  Units redeemed .................................        (75,805)       (134,314)       (124,152)
                                                     ------------    ------------    ------------
  Ending units ...................................        691,900         647,048         692,055
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       OPPCAPAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (19,077)       (110,855)        (32,613)
  Realized gain (loss) on investments ............     (1,029,806)      1,860,687         710,047
  Change in unrealized gain (loss)
    on investments ...............................     (3,248,518)     (3,665,305)      1,735,399
  Reinvested capital gains .......................      1,656,912       1,008,850         175,824
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (2,640,489)       (906,623)      2,588,657
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,908,054       2,157,034       1,214,511
  Transfers between funds ........................      1,333,450       6,354,660       3,004,317
  Surrenders .....................................       (730,423)       (726,427)        (60,102)
  Death benefits (note 4) ........................        (20,947)         (6,975)         (6,703)
  Policy loans (net of repayments) (note 5) ......       (312,079)       (235,392)       (111,846)
  Deductions for surrender charges (note 2d) .....        (65,369)        (66,477)         (8,985)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (860,437)       (739,986)       (351,903)
  Asset charges (note 3):
    MSP contracts ................................         (9,111)         (9,840)         (4,217)
    LSFP contracts ...............................         (7,689)         (7,653)         (3,718)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,235,449       6,718,944       3,671,354
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,405,040)      5,812,321       6,260,011
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     18,099,350      12,287,029       6,027,018
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 16,694,310      18,099,350      12,287,029
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,010,305         679,081         467,763
                                                     ------------    ------------    ------------
  Units purchased ................................        199,382         432,286         284,637
  Units redeemed .................................       (135,693)       (101,062)        (73,319)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,073,994       1,010,305         679,081
                                                     ============    ============    ============

                                                                       OPPGLSEC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (17,114)       (213,733)         65,415
  Realized gain (loss) on investments ............        711,276       1,641,953       2,137,635
  Change in unrealized gain (loss)
    on investments ...............................    (10,336,593)     (5,708,731)      9,595,322
  Reinvested capital gains .......................      4,652,673       5,565,874         717,222
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (4,989,758)      1,285,363      12,515,594
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      3,040,269       3,586,290       3,377,203
  Transfers between funds ........................       (700,733)      3,670,519         127,319
  Surrenders .....................................     (1,165,344)     (1,335,643)       (755,080)
  Death benefits (note 4) ........................        (59,812)       (106,833)        (44,903)
  Policy loans (net of repayments) (note 5) ......       (641,888)       (736,228)       (343,214)
  Deductions for surrender charges (note 2d) .....       (104,292)       (122,229)       (112,877)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,470,276)     (1,541,228)     (1,110,398)
  Asset charges (note 3):
    MSP contracts ................................        (14,321)        (17,080)         (9,874)
    LSFP contracts ...............................         (7,414)         (8,237)         (4,111)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,123,811)      3,389,331       1,124,065
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (6,113,569)      4,674,694      13,639,659
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     39,444,895      34,770,201      21,130,542
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     33,331,326      39,444,895      34,770,201
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,321,836       1,212,506       1,158,329
                                                     ------------    ------------    ------------
  Units purchased ................................        124,911         237,815         196,187
  Units redeemed .................................       (168,042)       (128,485)       (142,010)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,278,705       1,321,836       1,212,506
                                                     ============    ============    ============

                                                                      OPPMSGRINC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (1,569)           (965)             --
  Realized gain (loss) on investments ............        (68,580)          2,561              --
  Change in unrealized gain (loss)
    on investments ...............................          3,903         (40,617)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (66,246)        (39,021)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         73,457          18,231              --
  Transfers between funds ........................        478,473         465,697              --
  Surrenders .....................................        (13,868)             --              --
  Death benefits (note 4) ........................         (5,572)             --              --
  Policy loans (net of repayments) (note 5) ......         (6,462)        (13,064)             --
  Deductions for surrender charges (note 2d) .....         (1,241)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (28,125)         (5,465)             --
  Asset charges (note 3):
    MSP contracts ................................           (846)           (407)             --
    LSFP contracts ...............................           (396)            (32)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        495,420         464,960              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        429,174         425,939              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        425,939              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        855,113         425,939              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................         47,244              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         67,246          49,163              --
  Units redeemed .................................         (8,150)         (1,919)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        106,340          47,244              --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        OPPMULT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    463,119         559,143         364,821
  Realized gain (loss) on investments ............       (253,215)        397,611         405,169
  Change in unrealized gain (loss)
    on investments ...............................       (788,871)     (1,160,185)         10,270
  Reinvested capital gains .......................        782,407         993,822         694,901
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        203,440         790,391       1,475,161
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,340,866       1,409,025       1,717,678
  Transfers between funds ........................         73,937        (593,747)     (1,101,933)
  Surrenders .....................................     (1,108,678)       (532,389)       (382,853)
  Death benefits (note 4) ........................        (15,941)        (31,040)        (36,757)
  Policy loans (net of repayments) (note 5) ......       (124,435)       (299,399)       (234,710)
  Deductions for surrender charges (note 2d) .....        (99,220)        (48,720)        (57,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (685,803)       (598,149)       (646,532)
  Asset charges (note 3):
    MSP contracts ................................         (8,884)         (8,633)         (8,700)
    LSFP contracts ...............................         (3,101)         (2,652)         (1,730)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (631,259)       (705,704)       (752,770)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (427,819)         84,687         722,391
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     15,014,837      14,930,150      14,207,759
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 14,587,018      15,014,837      14,930,150
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        597,489         625,008         661,584
                                                     ------------    ------------    ------------
  Units purchased ................................         62,920          66,207          80,794
  Units redeemed .................................        (85,593)        (93,726)       (117,370)
                                                     ------------    ------------    ------------
  Ending units ...................................        574,816         597,489         625,008
                                                     ============    ============    ============

                                                                        STOPP2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (90,855)       (355,887)       (283,101)
  Realized gain (loss) on investments ............        810,668       1,982,167       1,739,375
  Change in unrealized gain (loss)
    on investments ...............................     (9,214,867)     (4,879,451)      5,430,662
  Reinvested capital gains .......................      6,568,447       5,562,609       3,541,869
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (1,926,607)      2,309,438      10,428,805
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      3,747,736       3,997,729       4,448,212
  Transfers between funds ........................      1,868,557          46,907         (12,621)
  Surrenders .....................................     (1,628,712)     (1,864,450)     (1,148,838)
  Death benefits (note 4) ........................       (138,099)        (68,640)       (104,927)
  Policy loans (net of repayments) (note 5) ......       (509,235)       (890,076)       (753,805)
  Deductions for surrender charges (note 2d) .....       (145,760)       (170,621)       (171,741)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,891,585)     (1,687,865)     (1,589,094)
  Asset charges (note 3):
    MSP contracts ................................        (10,652)        (11,771)         (9,653)
    LSFP contracts ...............................         (7,189)         (6,074)         (4,177)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,285,061        (654,861)        653,356
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (641,546)      1,654,577      11,082,161
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     43,772,522      42,117,945      31,035,784
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     43,130,976      43,772,522      42,117,945
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,075,957       1,086,172       1,071,986
                                                     ------------    ------------    ------------
  Units purchased ................................        153,470         130,217         143,914
  Units redeemed .................................       (120,020)       (140,432)       (129,728)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,109,407       1,075,957       1,086,172
                                                     ============    ============    ============

                                                                       STDISC2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (7,858)        (58,904)        (53,820)
  Realized gain (loss) on investments ............     (1,394,760)        752,895        (992,301)
  Change in unrealized gain (loss)
    on investments ...............................        323,479        (482,257)        125,370
  Reinvested capital gains .......................      1,246,478              --       1,035,670
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        167,339         211,734         114,919
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        677,166         954,266       1,126,745
  Transfers between funds ........................        331,868        (570,553)     (2,017,437)
  Surrenders .....................................       (500,137)       (235,086)       (201,408)
  Death benefits (note 4) ........................         (9,601)        (21,678)         (1,033)
  Policy loans (net of repayments) (note 5) ......          1,236        (266,090)       (115,906)
  Deductions for surrender charges (note 2d) .....        (44,759)        (21,513)        (30,109)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (360,160)       (329,564)       (340,295)
  Asset charges (note 3):
    MSP contracts ................................         (1,879)         (1,697)         (1,300)
    LSFP contracts ...............................         (1,043)           (903)           (513)
                                                     ------------    ------------    ------------
      Net equity transactions ....................         92,691        (492,818)     (1,581,256)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        260,030        (281,084)     (1,466,337)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      6,604,411       6,885,495       8,351,832
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      6,864,441       6,604,411       6,885,495
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        325,876         349,019         440,162
                                                     ------------    ------------    ------------
  Units purchased ................................         54,515          53,248          70,498
  Units redeemed .................................        (53,274)        (76,391)       (161,641)
                                                     ------------    ------------    ------------
  Ending units ...................................        327,117         325,876         349,019
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     STINTSTK2
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (19,820)       (49,525)       (14,510)
  Realized gain (loss) on investments ............      (668,197)      (387,126)     1,329,944
  Change in unrealized gain (loss)
    on investments ...............................       (12,561)    (1,546,991)     1,572,604
  Reinvested capital gains .......................        94,952             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (605,626)    (1,983,642)     2,888,038
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       379,003        580,207        428,882
  Transfers between funds ........................      (626,846)    (2,282,869)     2,309,650
  Surrenders .....................................       (73,457)      (136,421)       (56,239)
  Death benefits (note 4) ........................        (8,282)        (8,738)        (4,048)
  Policy loans (net of repayments) (note 5) ......        (5,357)       (28,642)        52,892
  Deductions for surrender charges (note 2d) .....        (6,574)       (12,484)        (8,407)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (138,425)      (207,957)      (125,810)
  Asset charges (note 3):
    MSP contracts ................................        (1,205)        (2,758)        (2,085)
    LSFP contracts ...............................        (2,203)        (4,055)        (1,753)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (483,346)    (2,103,717)     2,593,082
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (1,088,972)    (4,087,359)     5,481,120
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,380,757      7,468,116      1,986,996
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,291,785      3,380,757      7,468,116
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       339,841        453,067        222,590
                                                     -----------    -----------    -----------
  Units purchased ................................        48,269         53,645        255,086
  Units redeemed .................................       (90,356)      (166,871)       (24,609)
                                                     -----------    -----------    -----------
  Ending units ...................................       297,754        339,841        453,067
                                                     ===========    ===========    ===========

                                                                      UIFEMMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       103,553        102,397         81,127
  Realized gain (loss) on investments ............         2,970         26,389         26,192
  Change in unrealized gain (loss)
    on investments ...............................       (10,775)       (38,552)        29,379
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        95,748         90,234        136,698
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       115,651        106,585        106,804
  Transfers between funds ........................        58,296        219,001        158,219
  Surrenders .....................................       (10,839)       (10,363)        (6,693)
  Death benefits (note 4) ........................          (558)        (3,364)            --
  Policy loans (net of repayments) (note 5) ......        (2,643)        (4,279)        (7,238)
  Deductions for surrender charges (note 2d) .....          (970)          (948)        (1,001)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (40,159)       (31,590)       (24,247)
  Asset charges (note 3):
    MSP contracts ................................          (898)          (542)          (425)
    LSFP contracts ...............................        (2,146)        (1,706)          (885)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       115,734        272,794        224,534
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       211,482        363,028        361,232
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     1,064,426        701,398        340,166
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,275,908      1,064,426        701,398
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       106,632         77,785         48,664
                                                     -----------    -----------    -----------
  Units purchased ................................        22,094         35,031         35,161
  Units redeemed .................................       (11,905)        (6,184)        (6,040)
                                                     -----------    -----------    -----------
  Ending units ...................................       116,821        106,632         77,785
                                                     ===========    ===========    ===========

                                                                      UIFUSRE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       260,668        467,855        356,207
  Realized gain (loss) on investments ............       499,135        446,597     (1,050,667)
  Change in unrealized gain (loss)
    on investments ...............................      (151,471)       443,730        478,383
  Reinvested capital gains .......................        71,668         36,959             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       680,000      1,395,141       (216,077)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       771,202        743,161      1,006,759
  Transfers between funds ........................       801,119        623,498     (1,435,388)
  Surrenders .....................................      (221,091)      (117,484)      (187,346)
  Death benefits (note 4) ........................        (6,563)        (3,388)        (2,653)
  Policy loans (net of repayments) (note 5) ......      (125,377)       (37,568)      (131,155)
  Deductions for surrender charges (note 2d) .....       (19,786)       (10,751)       (28,007)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (419,054)      (274,253)      (432,919)
  Asset charges (note 3):
    MSP contracts ................................        (5,645)        (4,297)        (4,975)
    LSFP contracts ...............................        (3,546)        (2,747)        (2,459)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       771,259        916,171     (1,218,143)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     1,451,259      2,311,312     (1,434,220)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     7,416,383      5,105,071      6,539,291
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     8,867,642      7,416,383      5,105,071
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       388,011        339,591        417,073
                                                     -----------    -----------    -----------
  Units purchased ................................        83,489         81,265         63,982
  Units redeemed .................................       (46,231)       (32,845)      (141,464)
                                                     -----------    -----------    -----------
  Ending units ...................................       425,269        388,011        339,591
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      VEWRLDBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    82,397        103,752        109,624
  Realized gain (loss) on investments ............       (98,475)      (272,468)      (379,921)
  Change in unrealized gain (loss)
    on investments ...............................      (128,804)       148,290        (74,747)
  Reinvested capital gains .......................            --             --         60,420
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (144,882)       (20,426)      (284,624)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       148,351        195,128        232,837
  Transfers between funds ........................       (16,738)      (244,098)      (449,720)
  Surrenders .....................................       (89,552)      (111,418)       (98,243)
  Death benefits (note 4) ........................          (911)          (594)       (25,665)
  Policy loans (net of repayments) (note 5) ......        58,063        (49,056)       (70,184)
  Deductions for surrender charges (note 2d) .....        (8,014)       (10,196)       (14,686)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (94,179)       (83,862)      (113,947)
  Asset charges (note 3):
    MSP contracts ................................        (1,268)        (1,432)        (1,809)
    LSFP contracts ...............................          (221)          (159)          (145)
                                                     -----------    -----------    -----------
      Net equity transactions ....................        (4,469)      (305,687)      (541,562)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (149,351)      (326,113)      (826,186)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,394,922      2,721,035      3,547,221
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,245,571      2,394,922      2,721,035
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       170,727        195,887        233,069
                                                     -----------    -----------    -----------
  Units purchased ................................        17,591         16,793         18,613
  Units redeemed .................................       (18,125)       (41,953)       (55,795)
                                                     -----------    -----------    -----------
  Ending units ...................................       170,193        170,727        195,887
                                                     ===========    ===========    ===========

                                                                     VEWRLDEMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (26,750)       (53,777)       (32,044)
  Realized gain (loss) on investments ............      (647,627)      (325,564)     2,142,637
  Change in unrealized gain (loss)
    on investments ...............................       690,151     (2,614,711)     1,939,640
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        15,774     (2,994,052)     4,050,233
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       490,507        797,659        580,564
  Transfers between funds ........................      (331,274)    (3,479,128)     4,022,991
  Surrenders .....................................      (180,526)      (194,407)      (107,435)
  Death benefits (note 4) ........................        (8,562)       (13,706)            --
  Policy loans (net of repayments) (note 5) ......        28,266       (160,319)       (70,361)
  Deductions for surrender charges (note 2d) .....       (16,156)       (17,791)       (16,061)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (186,521)      (270,107)      (157,046)
  Asset charges (note 3):
    MSP contracts ................................        (2,672)        (4,809)        (3,494)
    LSFP contracts ...............................        (2,560)        (4,221)        (1,983)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (209,498)    (3,346,829)     4,247,175
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (193,724)    (6,340,881)     8,297,408
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,808,102     10,148,983      1,851,575
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     3,614,378      3,808,102     10,148,983
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       573,188        882,045        320,168
                                                     -----------    -----------    -----------
  Units purchased ................................        86,484         89,672        609,978
  Units redeemed .................................      (101,379)      (398,529)       (48,101)
                                                     -----------    -----------    -----------
  Ending units ...................................       558,293        573,188        882,045
                                                     ===========    ===========    ===========

                                                                     VEWRLDHAS
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        13,329         11,079         25,195
  Realized gain (loss) on investments ............      (465,577)       525,703        609,115
  Change in unrealized gain (loss)
    on investments ...............................       (17,134)      (152,863)       199,401
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (469,382)       383,919        833,711
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       327,399        365,844        602,994
  Transfers between funds ........................      (274,541)      (236,020)      (822,875)
  Surrenders .....................................      (221,290)      (307,798)      (289,205)
  Death benefits (note 4) ........................        (9,201)        (5,146)        (1,818)
  Policy loans (net of repayments) (note 5) ......        (6,073)      (120,415)        77,240
  Deductions for surrender charges (note 2d) .....       (19,804)       (28,167)       (43,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (191,766)      (176,970)      (189,825)
  Asset charges (note 3):
    MSP contracts ................................        (1,931)        (2,345)        (1,809)
    LSFP contracts ...............................          (644)        (1,775)          (322)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (397,851)      (512,792)      (668,853)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (867,233)      (128,873)       164,858
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     4,165,570      4,294,443      4,129,585
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     3,298,337      4,165,570      4,294,443
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       278,673        317,507        361,828
                                                     -----------    -----------    -----------
  Units purchased ................................        26,308         29,839         63,996
  Units redeemed .................................       (57,511)       (68,673)      (108,317)
                                                     -----------    -----------    -----------
  Ending units ...................................       247,470        278,673        317,507
                                                     ===========    ===========    ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

      (b)   The Contracts

            Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

            Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP);
                  American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                    (ACVPCapAp)
                  American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                  American Century VP - American Century VP International
                    (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

              Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital
                    Portfolio (CSWPGPV)
                  Credit Suisse Trust - International Equity
                    Portfolio (CSWPIntEq)
                  Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCo)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryAp)
                  Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund
               (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                    (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                    (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund II
               (Fidelity(R) VIP-II);
                  Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
                    (FidVIPAM)
                  Fidelity(R) VIP-II - Contrafund Portfolio: Initial
                    Class (FidVIPCon)

              Portfolio of the Fidelity(R) Variable Insurance Products
               Fund III (Fidelity(R) VIP-III);
                  Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                    Initial Class (FidVIPGrOp)

              Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio -
                    Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio -
                    Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio -
                    Service Shares (JanIntGro)

              Funds of the Nationwide(R) Separate Account Trust
               (Nationwide(R) SAT);
                  Nationwide(R) SAT - Capital Appreciation Fund Class I
                    (NSATCapAp)
                  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
                    (NSATMidCapIx)
                  Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
                    (NSATEmMkt)
                  Nationwide(R) SAT - Gartmore Global Technology &
                    Communications Fund Class I (NSATGlobTC)
                  Nationwide(R) SAT - Gartmore International Growth Fund Class I
                    (NSATIntGr)
                  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
                    (NSATMSecBd)
                  Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
                    (NSATStMCap)
                  Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe) Nationwide(R) SAT - Turner Growth Focus Fund Class I
                    (NSATGrFoc)

              Portfolios of the Neuberger Berman Advisers Management Trust
               (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                    (NBAMTLMat)
                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA (OppAggGro) Oppenheimer Bond Fund/VA (OppBdFd)
                  Oppenheimer Capital Appreciation Fund/VA (OppCapAp) Oppenheimer Global Securities Fund/VA (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc) Oppenheimer Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of The Universal Institutional Funds, Inc. (UIF);
                  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
                    (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                  UIF - U.S. Real Estate Portfolio (UIFUSRE)
                    (formerly Van Kampen American Capital - Morgan Stanley
                    U.S. Real Estate Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

            At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   POLICY CHARGES

      (a)   Deductions from Premiums

            For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts, flexible premium contracts and modified single premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

            On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

            The Company may at its sole discretion reduce this sales loading.

      (b)   Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

            For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

      (c)   Administrative Charges

            An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

            For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

                  Contracts issued prior to April 16, 1990:
                    Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

                  Contracts issued on or after April 16, 1990:
                    Purchase payments totalling less than $25,000 - $90/year
                      ($65/year in New York)
                    Purchase payments totalling $25,000 or more - $50/year

            For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

            For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

            For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

            For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1,000 of increase per year at the Company's discretion.

      (d)   Surrender Charges

            Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

            For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

            For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

            For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

            For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

            The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)   ASSET CHARGES

      For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

      For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

      For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

      For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

      The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2001:



                                              TOTAL         ACVPBAL       ACVPCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $      9,945              --           1,018              --              73
Single Premium contracts issued
  on or after April 16, 1990 ....         1,353,580           7,447          31,357           5,783          25,817
Multiple Payment contracts and
  Flexible Premium contracts ....         6,083,486          31,951         124,709          25,760         105,826
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  7,447,011          39,398         157,084          31,543         131,716
                                       ============    ============    ============    ============    ============
                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO       DRYEUROEQ
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          5              94              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....            17,208           1,626           9,068          17,489             452
Multiple Payment contracts and
  Flexible Premium contracts ....            49,449          13,768          47,217         121,208           1,093
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     66,662          15,488          56,285         138,697           1,545
                                       ============    ============    ============    ============    ============

                                           DRYSRGRO        DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --             376              --              --             954
Single Premium contracts issued
  on or after April 16, 1990 ....            10,745          80,334          12,577           2,918         142,241
Multiple Payment contracts and
  Flexible Premium contracts ....           108,279         584,155          37,962          17,118         482,790
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    119,024         664,865          50,539          20,036         625,985
                                       ============    ============    ============    ============    ============

                                           FIDVIPGR        FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $      1,155             199             283             166              --
Single Premium contracts issued
  on or after April 16, 1990 ....           165,229          27,672          35,278          67,334          62,048
Multiple Payment contracts and
  Flexible Premium contracts ....           870,483         108,604         126,449         165,618         351,343
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  1,036,867         136,475         162,010         233,118         413,391
                                       ============    ============    ============    ============    ============

                                         FIDVIPGROP        JANCAPAP       JANGLTECH       JANINTGRO       NSATCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         65              --              --               1               3
Single Premium contracts issued
  on or after April 16, 1990 ....             3,098           2,039           3,286           5,738           9,520
Multiple Payment contracts and
  Flexible Premium contracts ....            28,122          18,962          12,000          11,153         139,798
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     31,285          21,001          15,286          16,892         149,321
                                       ============    ============    ============    ============    ============

                                       NSATMIDCAPIX       NSATEMMKT      NSATGLOBTC       NSATINTGR       NSATGVTBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --              --              --              --             188
Single Premium contracts issued
  on or after April 16, 1990 ....             3,038              40             847              18          59,091
Multiple Payment contracts and
  Flexible Premium contracts ....            14,877           1,014           2,108             175          69,556
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     17,915           1,054           2,955             193         128,835
                                       ============    ============    ============    ============    ============

                                         NSATMSECBD       NSATMYMKT      NSATSMCAPG      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          1           1,003              --           1,152              91
Single Premium contracts issued
  on or after April 16, 1990 ....               355         171,623           1,121          40,521          16,666
Multiple Payment contracts and
  Flexible Premium contracts ....             2,430         250,925           7,490          55,678         178,482
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      2,786         423,551           8,611          97,351         195,239
                                       ============    ============    ============    ============    ============

                                         NSATSTMCAP       NSATTOTRE       NSATGRFOC        NBAMTBAL        NBAMTGRO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --             232              --              --             572
Single Premium contracts issued
  on or after April 16, 1990 ....             1,051          40,397              97              --          34,690
Multiple Payment contracts and
  Flexible Premium contracts ....             5,389         571,617           1,198              43         158,324
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      6,440         612,246           1,295              43         193,586
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NBAMTGUARD       NBAMTLMAT       NBAMTPART       OPPAGGGRO         OPPBDFD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          1             537               2               1               4
Single Premium contracts issued
  on or after April 16, 1990 ....               884          14,129          16,958           1,776          18,350
Multiple Payment contracts and
  Flexible Premium contracts ....            15,806          20,568         148,970          14,255          74,286
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     16,691          35,234         165,930          16,032          92,640
                                       ============    ============    ============    ============    ============

                                           OPPCAPAP        OPPGLSEC      OPPMSGRINC         OPPMULT          STOPP2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $        661              84              --              --             581
Single Premium contracts issued
  on or after April 16, 1990 ....            19,634          33,610             588          33,772          51,199
Multiple Payment contracts and
  Flexible Premium contracts ....           109,197         234,376           3,628          88,883         293,420
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    129,492         268,070           4,216         122,655         345,200
                                       ============    ============    ============    ============    ============

                                            STDISC2       STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --              --              65             293              83
Single Premium contracts issued
  on or after April 16, 1990 ....             9,142           4,397             652          14,648           5,690
Multiple Payment contracts and
  Flexible Premium contracts ....            46,945          15,423           5,664          48,775          13,754
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     56,087          19,820           6,381          63,716          19,527
                                       ============    ============    ============    ============    ============

                                         VEWRLDEMKT       VEWRLDHAS
                                       ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          2             --
Single Premium contracts issued
  on or after April 16, 1990 ....             3,098           9,194
Multiple Payment contracts and
  Flexible Premium contracts ....            23,650          22,763
                                       ------------    ------------
    Total .......................      $     26,750          31,957
                                       ============    ============

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2000:

                                              TOTAL         ACVPBAL        ACVCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $     24,586              --           2,924              --             575
Single Premium contracts issued
  on or after April 16, 1990 ....         1,668,100           8,312          50,858           7,821          39,191
Multiple Payment and Flexible
  Premium contracts .............         7,171,155          35,037         172,093          25,391         152,864
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  8,863,841          43,349         225,875          33,212         192,630
                                       ============    ============    ============    ============    ============

                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO       DRYEUROEQ
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $          9             794              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....             7,369           2,662          12,244          35,097             469
Multiple Payment and Flexible
  Premium contracts .............            19,786          23,021          69,430         181,441              58
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     27,164          26,477          81,674         216,538             527
                                       ============    ============    ============    ============    ============

                                           DRYSRGRO        DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --           2,043              --              --           2,573
Single Premium contracts issued
  on or after April 16, 1990 ....            14,818         104,574          14,211           3,646         167,821
Multiple Payment and Flexible
  Premium contracts .............           142,212         691,343          43,939          16,273         459,835
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    157,030         797,960          58,150          19,919         630,229
                                       ============    ============    ============    ============    ============

                                           FIDVIPGR        FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      3,497             443             734             369              --
Single Premium contracts issued
  on or after April 16, 1990 ....           234,747          32,538          47,224          81,758          85,023
Multiple Payment and Flexible
  Premium contracts .............         1,199,892         135,615         182,649         185,028         436,677
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  1,438,136         168,596         230,607         267,155         521,700
                                       ============    ============    ============    ============    ============

                                         FIDVIPGROP        JANCAPAP       JANGLTECH       JANINTGRO       NSATCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        151              --              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....             3,965           2,507           5,105           8,260          15,130
Multiple Payment and Flexible
  Premium contracts .............            36,864           7,957           5,342             535         247,451
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     40,980          10,464          10,447           8,795         262,581
                                       ============    ============    ============    ============    ============

                                       NSATMIDCAPIX       NSATEMMKT      NSATGLOBTC       NSATINTGR       NSATGVTBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --              --              --              --             458
Single Premium contracts issued
  on or after April 16, 1990 ....             1,586              --             789              --          55,609
Multiple Payment and Flexible
  Premium contracts .............             2,639              21             129              14          43,413
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      4,225              21             918              14          99,480
                                       ============    ============    ============    ============    ============

                                         NSATMSECBD       NSATMYMKT      NSATSMCAPG      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         15           2,426              --             737             203
Single Premium contracts issued
  on or after April 16, 1990 ....               109         180,399             362          40,313          26,301
Multiple Payment and Flexible
  Premium contracts .............                96         231,050           2,152          10,585         194,188
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $        220         413,875           2,514          51,635         220,692
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NSATSTMCAP       NSATTOTRE       NSATGRFOC        NBAMTGRO      NBAMTGUARD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --             581              --           1,617              --
Single Premium contracts issued
  on or after April 16, 1990 ....             1,065          52,162              --          52,458             654
Multiple Payment and Flexible
  Premium contracts .............             1,726         684,107             100         272,872          14,034
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      2,791         736,850             100         326,947          14,688
                                       ============    ============    ============    ============    ============

                                          NBAMTLMAT       NBAMTPART       OPPAGGGRO         OPPBDFD        OPPCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      1,243               9              --              11           1,316
Single Premium contracts issued
  on or after April 16, 1990 ....            13,012          16,642           2,875          15,964          23,233
Multiple Payment and Flexible
  Premium contracts .............            17,838         177,442           6,843          68,588         105,211
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     32,093         194,093           9,718          84,563         129,760
                                       ============    ============    ============    ============    ============

                                           OPPGLSEC      OPPMSGRINC         OPPMULT          STOPP2         STDISC2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        681              --              --             202              --
Single Premium contracts issued
  on or after April 16, 1990 ....            43,763             390          38,900          59,630           8,552
Multiple Payment and Flexible
  Premium contracts .............           268,868             575          86,217         296,055          50,352
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................          $313,312             965         125,117         355,887          58,904
                                       ============    ============    ============    ============    ============

                                          STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD      VEWRLDEMKT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --             133             631             181              29
Single Premium contracts issued
  on or after April 16, 1990 ....            11,016           1,340          13,596           6,649           3,523
Multiple Payment and Flexible
  Premium contracts .............            38,509           4,918          32,402          14,851          50,225
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     49,525           6,391          46,629          21,681          53,777
                                       ============    ============    ============    ============    ============

                                          VEWRLDHAS
                                       ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $          1
Single Premium contracts issued
  on or after April 16, 1990 ....            11,858
Multiple Payment and Flexible
  Premium contracts .............            24,402
                                       ------------
    Total .......................      $     36,261
                                       ============

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                              TOTAL         ACVPBAL       ACVPCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $     22,217             126             315              79             360
Single Premium contracts issued
  on or after April 16, 1990 ....         1,597,906           9,070          22,650           5,653          25,861
Multiple Payment and Flexible
  Premium contracts .............         6,040,026          34,284          85,615          21,369          97,752
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  7,660,149          43,480         108,580          27,101         123,973
                                       ============    ============    ============    ============    ============

                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO        DRYSRGRO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         61              40             204             333             333
Single Premium contracts issued
  on or after April 16, 1990 ....             4,379           2,855          14,649          23,934          23,957
Multiple Payment and Flexible
  Premium contracts .............            16,553          10,791          55,372          90,470          90,556
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     20,993          13,686          70,225         114,737         114,846
                                       ============    ============    ============    ============    ============

                                           DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI        FIDVIPGR
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      2,086             166              46           2,071           3,322
Single Premium contracts issued
  on or after April 16, 1990 ....           150,018          11,975           3,327         148,948         238,938
Multiple Payment and Flexible
  Premium contracts .............           567,060          45,265          12,577         563,016         903,175
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    719,164          57,406          15,950         714,035       1,145,435
                                       ============    ============    ============    ============    ============

                                           FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON      FIDVIPGROP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        574             580             784           1,335             137
Single Premium contracts issued
  on or after April 16, 1990 ....            41,267          41,698          56,415          96,008           9,823
Multiple Payment and Flexible
  Premium contracts .............           155,987         157,616         213,245         362,905          37,128
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    197,828         199,894         270,444         460,248          47,088
                                       ============    ============    ============    ============    ============

                                          NSATCAPAP       NSATGVTBD       NSATMYMKT      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        937             352           1,204              37             389
Single Premium contracts issued
  on or after April 16, 1990 ....            67,386          25,386          86,597           2,682          27,949
Multiple Payment and Flexible
  Premium contracts .............           254,746          95,940         327,332          10,138         105,646
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    323,069         121,678         415,133          12,857         133,984
                                       ============    ============    ============    ============    ============

                                          NSATTOTRE        NBAMTGRO      NBAMTGUARD       NBAMTLMAT       NBAMTPART
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      2,247             531              37             104             680
Single Premium contracts issued
  on or after April 16, 1990 ....           161,641          38,230           2,667           7,455          48,927
Multiple Payment and Flexible
  Premium contracts .............           610,999         144,507          10,083          28,179         184,942
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    774,887         183,268          12,787          35,738         234,549
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                            OPPBDFD        OPPCAPAP        OPPGLSEC         OPPMULT          STOPP2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        266             141             553             335             821
Single Premium contracts issued
  on or after April 16, 1990 ....            19,098          10,142          39,744          24,110          59,055
Multiple Payment and Flexible
  Premium contracts .............            72,189          38,336         150,232          91,134         223,225
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     91,553          48,619         190,529         115,579         283,101
                                       ============    ============    ============    ============    ============

                                            STDISC2       STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        156              65               9             128              74
Single Premium contracts issued
  on or after April 16, 1990 ....            11,227           4,687             666           9,180           5,340
Multiple Payment and Flexible
  Premium contracts .............            42,437          17,716           2,520          34,702          20,187
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     53,820          22,468           3,195          44,010          25,601
                                       ============    ============    ============    ============    ============

                                         VEWRLDEMKT       VEWRLDHAS
                                       ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         93             106
Single Premium contracts issued
  on or after April 16, 1990 ....             6,684           7,628
Multiple Payment and Flexible
  Premium contracts .............            25,267          28,833
                                       ------------    ------------
    Total .......................      $     32,044          36,567
                                       ============    ============

(4)   DEATH BENEFITS

      Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)   POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each of the five years in the period ended December 31, 2001.

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
Modified Single Premium contracts and Last Survivor
 Flexible Premium contracts:

  American Century VP - American Century VP Balanced
     2001 ............................................         0.00%      46,974  $15.146118    $  711,474      -3.54%
     2000 ............................................         0.00%      46,479   15.701900       729,809      -2.65%
     1999 ............................................         0.00%      47,439   16.129489       765,167      10.06%
     1998 ............................................         0.00%      40,224   14.655512       589,503      15.77%
     1997 ............................................         0.00%      27,206   12.659036       344,402      15.81%
  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         0.00%     113,954   11.137742     1,269,190     -28.07%
     2000 ............................................         0.00%     136,380   15.483078     2,111,582       9.03%
     1999 ............................................         0.00%      67,671   14.200282       960,947      64.52%
     1998 ............................................         0.00%      56,709    8.631172       489,465      -2.16%
     1997 ............................................         0.00%      32,542    8.821378       287,065      -3.26%
  American Century VP - American Century VP Income
   & Growth
     2001 ............................................         0.00%      53,217   10.558315       561,882      -8.35%
     2000 ............................................         0.00%      51,494   11.520561       593,240     -10.62%
     1999 ............................................         0.00%      90,023   12.888778     1,160,286      18.02%
     1998 ............................................         0.00%      49,568   10.920877       541,326       9.21% 5/1/98
  American Century VP - American Century VP
   International
     2001 ............................................         0.00%     111,542   14.668200     1,636,120     -29.17%
     2000 ............................................         0.00%     143,626   20.710054     2,974,502     -16.83%
     1999 ............................................         0.00%     120,278   24.899615     2,994,876      64.04%
     1998 ............................................         0.00%     109,633   15.178805     1,664,098      18.76%
     1997 ............................................         0.00%      32,515   12.781185       415,580      18.63%
  American Century VP - American Century VP Value
     2001 ............................................         0.00%      98,909   17.718442     1,752,513      12.82%
     2000 ............................................         0.00%      53,790   15.704757       844,759      18.14%
     1999 ............................................         0.00%      42,323   13.293167       562,607      -0.85%
     1998 ............................................         0.00%      39,670   13.407134       531,861       4.81%
     1997 ............................................         0.00%      17,691   12.791587       226,296      26.08%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2001 ............................................         0.00%      12,080   11.607891       140,223     -28.63%
     2000 ............................................         0.00%      19,402   16.265390       315,581     -18.94%
     1999 ............................................         0.00%      14,680   20.065541       294,562      63.50%
     1998 ............................................         0.00%       4,122   12.272697        50,588       6.51%
     1997 ............................................         0.00%       2,527   11.522579        29,118      13.34%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         0.00%     120,573    9.040640     1,090,057     -22.27%
     2000 ............................................         0.00%     119,996   11.631433     1,395,725     -25.90%
     1999 ............................................         0.00%     142,042   15.696053     2,229,499      53.43%
     1998 ............................................         0.00%     132,142   10.230064     1,351,821       5.35%
     1997 ............................................         0.00%     112,574    9.710827     1,093,187      -2.26%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         0.00%     185,522   12.840185     2,382,137     -16.01%
     2000 ............................................         0.00%     212,377   15.287247     3,246,660     -18.11%
     1999 ............................................         0.00%     154,684   18.668523     2,887,722      69.08%
     1998 ............................................         0.00%     131,376   11.041376     1,450,572      -2.85%
     1997 ............................................         0.00%     116,237   11.365509     1,321,093      15.65%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         0.00%         133    6.722485           894     -28.13%
     2000 ............................................         0.00%       2,553    9.353456        23,879      -9.65%
  The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ............................................         0.00%      72,096   16.646416     1,200,140     -22.57%
     2000 ............................................         0.00%      87,987   21.499776     1,891,701     -11.03%
     1999 ............................................         0.00%      72,077   24.166067     1,741,818      30.08%
     1998 ............................................         0.00%      59,391   18.577940     1,103,362      29.38%
     1997 ............................................         0.00%      37,804   14.359114       542,832      28.43%
  Dreyfus Stock Index Fund
     2001 ............................................         0.00%     599,693   18.770165    11,256,337     -12.18%
     2000 ............................................         0.00%     591,538   21.373424    12,643,192      -9.28%
     1999 ............................................         0.00%     619,532   23.560156    14,596,271      20.60%
     1998 ............................................         0.00%     451,985   19.535151     8,829,595      28.21%
     1997 ............................................         0.00%     228,273   15.236658     3,478,118      32.96%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         0.00%      81,387   13.409044     1,091,322      -9.31%
     2000 ............................................         0.00%      68,662   14.785375     1,015,193      -0.65%
     1999 ............................................         0.00%      54,118   14.882433       805,408      11.46%
     1998 ............................................         0.00%      32,649   13.352746       435,954      30.22%
     1997 ............................................         0.00%         450   10.254291         4,614       2.54% 7/14/97
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         0.00%      42,969   13.745232       590,619      -5.85%
     2000 ............................................         0.00%      50,580   14.598583       738,396      -3.78%
     1999 ............................................         0.00%      42,510   15.172345       644,976      16.88%
     1998 ............................................         0.00%      33,423   12.980656       433,852      11.81%
     1997 ............................................         0.00%      18,834   11.609215       218,648      16.21%
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         0.00%     431,008   16.906669     7,286,910      -4.96%
     2000 ............................................         0.00%     410,082   17.788146     7,294,598       8.42%
     1999 ............................................         0.00%     442,948   16.406894     7,267,401       6.33%
     1998 ............................................         0.00%     424,796   15.430209     6,554,691      11.63%
     1997 ............................................         0.00%     299,539   13.822981     4,140,522      28.11%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.00%     464,650   18.128151     8,423,245     -17.65%
     2000 ............................................         0.00%     494,090   22.013206    10,876,505     -10.98%
     1999 ............................................         0.00%     462,592   24.728511    11,439,211      37.44%
     1998 ............................................         0.00%     312,967   17.992701     5,631,122      39.49%
     1997 ............................................         0.00%     162,254   12.898986     2,092,912      23.48%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Fidelity(R) VIP - High Income Portfolio:
   Initial Class
     2001 ............................................         0.00%     268,872    9.023656     2,426,208     -11.73%
     2000 ............................................         0.00%     251,453   10.222956     2,570,593     -22.47%
     1999 ............................................         0.00%     301,341   13.186454     3,973,619       8.15%
     1998 ............................................         0.00%     328,441   12.192188     4,004,414      -4.33%
     1997 ............................................         0.00%     171,832   12.743794     2,189,792      17.67%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.00%     100,976   12.204145     1,232,326     -21.17%
     2000 ............................................         0.00%     109,074   15.480896     1,688,563     -19.11%
     1999 ............................................         0.00%     121,065   19.137888     2,316,928      42.63%
     1998 ............................................         0.00%      94,348   13.418281     1,265,988      12.75%
     1997 ............................................         0.00%      45,600   11.900892       542,681      11.56%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.00%      97,209   15.661062     1,522,396      -4.09%
     2000 ............................................         0.00%      97,054   16.328861     1,584,781      -3.93%
     1999 ............................................         0.00%      98,987   16.996678     1,682,450      11.09%
     1998 ............................................         0.00%      96,546   15.299714     1,477,126      15.05%
     1997 ............................................         0.00%      73,280   13.298253       974,496      20.65%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         0.00%     310,919   18.482808     5,746,656     -12.24%
     2000 ............................................         0.00%     339,730   21.061590     7,155,254      -6.62%
     1999 ............................................         0.00%     334,798   22.555449     7,551,519      24.25%
     1998 ............................................         0.00%     294,323   18.152724     5,342,764      29.98%
     1997 ............................................         0.00%     167,595   13.965921     2,340,619      24.14%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.00%      59,212   10.143319       600,606     -14.42%
     2000 ............................................         0.00%      67,837   11.852480       804,037     -17.07%
     1999 ............................................         0.00%      67,209   14.291602       960,524       4.27%
     1998 ............................................         0.00%      54,891   13.706120       752,343      24.61%
     1997 ............................................         0.00%      13,840   10.998857       152,224       9.99% 7/14/97
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         0.00%      62,604    6.201616       388,246     -21.83%
     2000 ............................................         0.00%      54,056    7.933369       428,846     -30.82% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         0.00%      58,616    4.249300       249,077     -37.31%
     2000 ............................................         0.00%      51,067    6.778794       346,173     -20.67% 5/1/00
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         0.00%      37,721    6.088787       229,675     -23.43%
     2000 ............................................         0.00%      28,662    7.951801       227,915     -20.48% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001 ............................................         0.00%     169,484   11.173143     1,893,669     -28.13%
     2000 ............................................         0.00%     202,780   15.547089     3,152,639     -26.53%
     1999 ............................................         0.00%     234,699   21.161942     4,966,687       4.28%
     1998 ............................................         0.00%     207,778   20.293858     4,216,617      29.96%
     1997 ............................................         0.00%      92,414   15.614947     1,443,040      34.49%
  Nationwide(R) SAT - Dreyfus Mid Cap Index
   Fund Class I
     2001 ............................................         0.00%      37,983   10.379883       394,259      -1.30%
     2000 ............................................         0.00%      15,903   10.517026       167,252       5.17% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets
   Fund Class I
     2001 ............................................         0.00%      27,272    8.260926       225,292      -5.18%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         0.00%       2,536    3.446837         8,741     -42.72%
     2000 ............................................         0.00%       2,596    6.017639        15,622     -39.82% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.00%     192,314   15.033937     2,891,237       7.25%
     2000 ............................................         0.00%     147,694   14.017108     2,070,243      12.54%
     1999 ............................................         0.00%     146,891   12.455412     1,829,588      -2.35%
     1998 ............................................         0.00%     100,956   12.754801     1,287,674       8.91%
     1997 ............................................         0.00%      38,575   11.711522       451,772       9.67%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2001 ............................................         0.00%       2,363   10.932334        25,833       4.19%
     2000 ............................................         0.00%       3,146   10.492823        33,010       4.93% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.00%     752,971   13.194770     9,935,279       3.60%
     2000 ............................................         0.00%     690,357   12.735851     8,792,284       6.03%
     1999 ............................................         0.00%     710,620   12.011954     8,535,935       4.85%
     1998 ............................................         0.00%     904,630   11.456534    10,363,924       5.27%
     1997 ............................................         0.00%     680,581   10.882768     7,406,605       5.26%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         0.00%      28,981    7.239237       209,800     -10.84%
     2000 ............................................         0.00%       5,428    8.119138        44,071     -18.81% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.00%     145,093   15.689204     2,276,394      28.28%
     2000 ............................................         0.00%      92,343   12.230652     1,129,415      11.20%
     1999 ............................................         0.00%      86,677   10.998838       953,346      27.84%
     1998 ............................................         0.00%      18,425    8.603810       158,525     -13.96% 5/1/98
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.00%     171,105   18.253468     3,123,260      -6.70%
     2000 ............................................         0.00%     232,635   19.565011     4,551,506       8.90%
     1999 ............................................         0.00%     210,131   17.966399     3,775,297      44.02%
     1998 ............................................         0.00%     170,740   12.475012     2,129,984       1.01%
     1997 ............................................         0.00%      99,062   12.350345     1,223,450      17.35%
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001 ............................................         0.00%      15,083    5.680754        85,683     -30.31%
     2000 ............................................         0.00%      15,341    8.151094       125,046     -18.49% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.00%     370,050   16.144226     5,974,171     -11.82%
     2000 ............................................         0.00%     383,717   18.308017     7,025,097      -2.12%
     1999 ............................................         0.00%     408,867   18.704720     7,647,743       6.94%
     1998 ............................................         0.00%     377,762   17.490359     6,607,193      18.07%
     1997 ............................................         0.00%     270,928   14.813042     4,013,268      29.43%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.00%     194,831   13.610476     2,651,743     -30.36%
     2000 ............................................         0.00%     165,377   19.543829     3,232,100     -11.66%
     1999 ............................................         0.00%     101,415   22.122463     2,243,550      50.40%
     1998 ............................................         0.00%      95,390   14.709510     1,403,140      15.53%
     1997 ............................................         0.00%      35,081   12.732630       446,673      29.01%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         0.00%      42,795   10.719948       458,760      -1.51%
     2000 ............................................         0.00%      31,192   10.883981       339,493       1.13%
     1999 ............................................         0.00%      28,718   10.762335       309,073      14.93%
     1998 ............................................         0.00%      15,552    9.364011       145,629      -6.36% 5/1/98
  Neuberger Berman AMT - Limited Maturity
   Bond Portfolio
     2001 ............................................         0.00%      53,267   13.761786       733,049       8.78%
     2000 ............................................         0.00%      48,744   12.650873       616,654       6.78%
     1999 ............................................         0.00%      73,941   11.847132       875,989       1.48%
     1998 ............................................         0.00%      72,201   11.674617       842,919       4.39%
     1997 ............................................         0.00%      63,831   11.183579       713,859       6.74%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         0.00%     214,234   16.491924     3,533,131      -2.83%
     2000 ............................................         0.00%     218,683   16.971642     3,711,410       0.07%
     1999 ............................................         0.00%     229,651   16.853460     3,870,414       7.37%
     1998 ............................................         0.00%     241,826   15.696640     3,795,856       4.21%
     1997 ............................................         0.00%     154,752   15.062681     2,330,980      31.25%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         0.00%      27,049    5.377832       145,465     -31.27%
     2000 ............................................         0.00%      29,380    7.824211       229,875     -21.76% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.00%     120,742   13.988352     1,688,982       7.79%
     2000 ............................................         0.00%     108,962   12.977817     1,414,089       6.10%
     1999 ............................................         0.00%     101,438   12.232154     1,240,805      -1.52%
     1998 ............................................         0.00%      90,724   12.420731     1,126,858       6.80%
     1997 ............................................         0.00%      60,188   11.629634       699,964       9.25%
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.00%     116,791   16.074008     1,877,299     -12.58%
     2000 ............................................         0.00%     115,080   18.386180     2,115,882      -0.23%
     1999 ............................................         0.00%      83,414   18.428739     1,537,215      41.66%
     1998 ............................................         0.00%      98,891   13.009524     1,286,525      24.00%
     1997 ............................................         0.00%       7,635   10.491590        80,103       4.92% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         0.00%     111,537   22.171331     2,472,924     -12.04%
     2000 ............................................         0.00%     119,169   25.205074     3,003,663       5.09%
     1999 ............................................         0.00%      94,622   23.984739     2,269,484      58.48%
     1998 ............................................         0.00%      89,467   15.133929     1,353,987      14.10%
     1997 ............................................         0.00%      53,741   13.263226       712,779      22.42%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         0.00%      21,240    8.134641       172,780     -10.16%
     2000 ............................................         0.00%      10,745    9.054521        97,291      -9.45% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         0.00%      84,920   16.632670     1,412,446       2.22%
     2000 ............................................         0.00%      82,390   16.271709     1,340,626       6.44%
     1999 ............................................         0.00%      80,822   15.287602     1,235,575      11.80%
     1998 ............................................         0.00%      90,548   13.674340     1,238,184       6.65%
     1997 ............................................         0.00%      58,544   12.821215       750,605      17.22%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.00%     103,859   21.238327     2,205,791      -3.70%
     2000 ............................................         0.00%      96,471   22.004768     2,122,822       6.60%
     1999 ............................................         0.00%      85,543   20.690172     1,769,899      34.91%
     1998 ............................................         0.00%      85,559   15.336685     1,312,191      13.54%
     1997 ............................................         0.00%      50,153   13.507426       677,438      25.45%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         0.00%      22,035   13.485135       297,145       4.08%
     2000 ............................................         0.00%      25,155   12.955970       325,907       4.39%
     1999 ............................................         0.00%      19,763   12.410693       245,273       5.09%
     1998 ............................................         0.00%      20,724   11.809640       244,743       7.26%
     1997 ............................................         0.00%      15,515   11.010302       170,825      11.39%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         0.00%      55,640    7.298468       406,087     -22.14%
     2000 ............................................         0.00%      51,648    9.373600       484,128     -39.52%
     1999 ............................................         0.00%      91,170   15.499580     1,413,097      87.20%
     1998 ............................................         0.00%      36,980    8.279751       306,185      -4.78%
     1997 ............................................         0.00%      28,984    8.695226       252,022     -13.52%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.00%      33,534   11.216363       376,130      10.10%
     2000 ............................................         0.00%      33,493   10.187412       341,207      11.39%
     1999 ............................................         0.00%      25,999    9.146001       237,787      29.37%
     1998 ............................................         0.00%       6,444    7.069376        45,555     -28.38%
     1997 ............................................         0.00%       3,497    9.870449        34,517      -1.30% 7/14/97
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         0.00%      58,299   19.952330     1,163,201       9.84%
     2000 ............................................         0.00%      57,529   18.164582     1,044,990      28.06%
     1999 ............................................         0.00%      53,125   14.184757       753,565      -3.37%
     1998 ............................................         0.00%      58,853   14.679798       863,950     -11.62%
     1997 ............................................         0.00%      47,746   16.610019       793,062      21.47%
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.00%      15,977   10.819530       172,864      -5.10%
     2000 ............................................         0.00%      15,146   11.400381       172,670       1.87%
     1999 ............................................         0.00%      16,613   11.191476       185,924      -7.82%
     1998 ............................................         0.00%      21,531   12.141253       261,413      12.75%
     1997 ............................................         0.00%      19,142   10.767851       206,118       2.39%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         0.00%      79,757    6.710492       535,209      -1.81%
     2000 ............................................         0.00%      91,301    6.834145       623,964     -41.87%
     1999 ............................................         0.00%     175,122   11.755719     2,058,685     100.28%
     1998 ............................................         0.00%      41,962    5.869611       246,301     -34.13%
     1997 ............................................         0.00%      13,242    8.910909       117,998     -11.60%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.00%      32,526    8.239575       268,000     -10.44%
     2000 ............................................         0.00%      35,253    9.200485       324,345      11.40%
     1999 ............................................         0.00%      38,783    8.258894       320,305      21.00%
     1998 ............................................         0.00%      21,804    6.825397       148,821     -30.97%
     1997 ............................................         0.00%      14,793    9.887286       146,263      -1.68%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
Single Premium contracts issued prior to April 16, 1990
 (policy years 11 and thereafter):

  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         0.50%       2,922   28.500613        83,279      -28.43%
     2000 ............................................         0.50%       7,428   39.820221       295,785        8.49%
     1999 ............................................         0.50%       6,108   36.406768       222,373       63.70%
     1998 ............................................         0.50%       6,437   22.339504       143,799       -2.73%
     1997 ............................................         0.50%       8,329   23.049846       191,982       -4.17%
  American Century VP - American Century VP
   International
     2000 ............................................         0.50%       2,453   22.205291        54,470      -17.24%
     1999 ............................................         0.50%       2,459   26.614141        65,444       63.23%
  American Century VP - American Century VP Value
     2000 ............................................         0.50%         118   15.308543         1,806       17.56%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2000 ............................................         0.50%       4,740   15.854894        75,152      -19.34%
  Credit Suisse Trust - International Equity Portfolio
     1998 ............................................         0.50%       1,777   11.754581        20,888        4.73%
     1997 ............................................         0.50%       1,792   11.264405        20,186       -3.18%
  Credit Suisse Trust - Small Cap Growth Portfolio
     1997 ............................................         0.50%         134   16.093971         2,157       14.56%
  The Dreyfus Socially Responsible Growth Fund, Inc.
     1999 ............................................         0.50%       1,699   36.209915        61,521       29.43%
  Dreyfus Stock Index Fund
     2001 ............................................         0.50%       1,122   26.476528        29,707      -12.62%
     2000 ............................................         0.50%       6,384   30.300792       193,440       -9.73%
     1999 ............................................         0.50%      16,208   33.296352       539,667       20.00%
     1998 ............................................         0.50%      14,798   27.871347       412,440       27.46%
     1997 ............................................         0.50%       9,956   21.945853       218,493       31.70%
  Dreyfus VIF - Appreciation Portfolio
     1999 ............................................         0.50%         868   14.538186        12,619       10.90%
     1998 ............................................         0.50%         876   13.168334        11,535       28.99%
  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
     2001 ............................................         0.50%       3,200   45.378727       145,212       -5.43%
     2000 ............................................         0.50%       5,076   47.985530       243,575        7.88%
     1999 ............................................         0.50%       5,082   44.120448       224,220        5.80%
     1998 ............................................         0.50%       6,566   41.890019       275,050       10.97%
     1997 ............................................         0.50%       6,812   37.884780       258,071       26.90%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.50%       3,370   57.875878       195,042      -18.06%
     2000 ............................................         0.50%       4,686   70.634432       330,993      -11.42%
     1999 ............................................         0.50%       3,009   79.099308       238,010       36.75%
     1998 ............................................         0.50%       4,551   58.102055       264,422       38.67%
     1997 ............................................         0.50%       5,177   42.050483       217,695       22.31%
  Fidelity(R) VIP - High Income Portfolio: Initial Class
     2001 ............................................         0.50%       1,784   19.796324        35,317      -12.17%
     2000 ............................................         0.50%       1,862   22.540543        41,970      -22.86%
     1999 ............................................         0.50%       2,115   28.983767        61,301        7.62%
     1998 ............................................         0.50%       3,510   27.054068        94,960       -4.89%
     1997 ............................................         0.50%       3,493   28.548032        99,718       16.55%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.50%       2,274   21.810922        49,598      -21.56%
     2000 ............................................         0.50%       2,500   27.806776        69,517      -19.51%
     1999 ............................................         0.50%       4,084   34.268141       139,951       41.92%
     1998 ............................................         0.50%       4,966   24.255551       120,453       12.09%
     1997 ............................................         0.50%       5,108   21.717871       110,935       10.50%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.50%       1,169   28.291882        33,073       -4.57%
     2000 ............................................         0.50%       1,178   29.647039        34,924       -4.41%
     1999 ............................................         0.50%       1,185   30.762893        36,454       10.54%
     1998 ............................................         0.50%       1,193   27.955691        33,351       14.38%
     1997 ............................................         0.50%       1,203   24.530415        29,510       19.51%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     1999 ............................................         0.50%         677   25.968332        17,581       23.63%
     1998 ............................................         0.50%         684   21.098746        14,432       29.22%
     1997 ............................................         0.50%       3,331   16.387248        54,586       22.97%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.50%       1,210    9.889817        11,967      -14.85%
     2000 ............................................         0.50%       1,231   11.614608        14,298      -17.48%
     1999 ............................................         0.50%       1,477   13.960952        20,620        3.75%
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     1999 ............................................         0.50%       1,979   32.388538        64,097        3.76%
     1998 ............................................         0.50%       2,354   31.356408        73,813       29.20%
     1997 ............................................         0.50%       2,373   24.356996        57,799       33.22%
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.50%       1,291   27.097613        34,983        6.72%
     2000 ............................................         0.50%       1,707   25.392104        43,344       11.98%
     1999 ............................................         0.50%       1,747   22.492327        39,294       -2.83%
     1998 ............................................         0.50%       1,481   23.252862        34,437        8.27%
     1997 ............................................         0.50%       2,159   21.554629        46,536        8.63%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2000 ............................................         0.50%         259   10.458203         2,709        4.58% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.50%       7,295   18.417013       134,352        3.08%
     2000 ............................................         0.50%      12,856   17.866283       229,689        5.50%
     1999 ............................................         0.50%      16,350   16.794246       274,586        4.32%
     1998 ............................................         0.50%       9,477   16.171326       153,256        4.67%
     1997 ............................................         0.50%       9,301   15.508767       144,247        4.26%
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.50%      16,203   15.403979       249,591       27.63%
     2000 ............................................         0.50%       5,781   12.068870        69,770       10.65%
     1999 ............................................         0.50%       2,201   10.825871        23,828       27.20%
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.50%         749   23.371178        17,505       -7.17%
     2000 ............................................         0.50%         762   25.176901        19,185        8.36%
     1999 ............................................         0.50%         913   23.047417        21,042       43.30%
     1997 ............................................         0.50%         124   16.146794         2,002       16.24%

                                                                     (Continued)

                                                             CONTRACT                              CONTRACT
                                                              EXPENSE                UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----    ----------       --------     --------
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.50%       1,162   36.560512         42,483     -12.26%
     2000 ............................................         0.50%       1,319   41.669957         54,963      -2.61%
     1999 ............................................         0.50%       4,738   42.439374        201,078       6.41%
     1998 ............................................         0.50%       4,462   40.062865        178,761      17.38%
     1997 ............................................         0.50%       2,904   34.253930         99,473      28.21%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.50%       3,126   33.226236        103,865     -30.71%
     2000 ............................................         0.50%       3,192   47.952407        153,064     -12.09%
     1999 ............................................         0.50%       3,041   54.109841        164,548      49.65%
     1998 ............................................         0.50%       4,910   36.321304        178,338      14.85%
     1997 ............................................         0.50%       5,113   31.739871        162,286      27.79%
  Neuberger Berman AMT - Guardian Portfolio
     1999 ............................................         0.50%         561   10.593122          5,943      14.36%
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2001 ............................................         0.50%       2,817   20.939856         58,988       8.24%
     2000 ............................................         0.50%       6,082   19.346478        117,665       6.25%
     1999 ............................................         0.50%       5,986   18.060558        108,111       0.97%
     1998 ............................................         0.50%       5,842   17.967444        104,966       3.78%
     1997 ............................................         0.50%       5,557   17.375997         96,558       5.73%
  Neuberger Berman AMT - Partners Portfolio
     2000 ............................................         0.50%          72   25.096849          1,807       0.20%
     1997 ............................................         0.50%       2,379   22.629887         53,837      30.01%
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.50%          47   21.678723          1,019       7.25%
     2000 ............................................         0.50%          51   20.213946          1,031       5.57%
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.50%       8,487   15.672302        133,011     -13.02%
     2000 ............................................         0.50%       6,917   18.017261        124,625      -0.73%
  Oppenheimer Global Securities Fund/VA
     2000 ............................................         0.50%       2,118   30.445645         64,484       4.57%
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.50%       3,831   41.000669        157,074      -4.19%
     2000 ............................................         0.50%         447   42.694690         19,085       6.07%
     1999 ............................................         0.50%         450   40.018322         18,008      34.23%
     1998 ............................................         0.50%         452   29.946506         13,536      12.88%
     1997 ............................................         0.50%         456   26.626359         12,142      24.27%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.50%       1,244   10.935992         13,604       9.55%
     2000 ............................................         0.50%       1,265    9.982829         12,628      10.83%
     1999 ............................................         0.50%       1,518    8.934183         13,562      28.73%
  UIF - U.S. Real Estate Portfolio
     2000 ............................................         0.50%       3,074   19.442286         59,766      27.42%
     1998 ............................................         0.50%       4,103   15.812545         64,879     -12.14%
     1997 ............................................         0.50%       4,138   18.062622         74,743      20.33%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                             CONTRACT                              CONTRACT
                                                              EXPENSE                UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----    ----------       --------     --------
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.50%       1,086   14.653212         15,913      -5.57%
     2000 ............................................         0.50%       1,105   15.517699         17,147       1.36%
     1999 ............................................         0.50%       1,325   15.185599         20,121      -8.28%
     1998 ............................................         0.50%         264   16.631673          4,391      12.09%
     1997 ............................................         0.50%          22   14.891060            328       1.42%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2000 ............................................         0.50%         407    6.661531          2,711     -42.15%
     1999 ............................................         0.50%       6,267   11.423096         71,589      99.29%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.50%           4   11.933986             48     -10.89%
     2000 ............................................         0.50%           5   13.393001             67      10.85%
     1999 ............................................         0.50%          10   11.984540            120      20.40%
     1998 ............................................         0.50%       5,479    9.998900         54,784     -31.37%
     1997 ............................................         0.50%       5,526   14.622970         80,807      -2.61%

Multiple Payment contracts and Flexible
 Premium contracts:

  American Century VP - American Century VP Balanced
     2001 ............................................         0.80%     201,384     19.493759      3,925,731      -4.31%
     2000 ............................................         0.80%     204,099     20.372425      4,157,992      -3.42%
     1999 ............................................         0.80%     222,611     21.094348      4,695,834       9.18%
     1998 ............................................         0.80%     215,629     19.320541      4,166,069      14.85%
     1997 ............................................         0.80%     162,980     16.822481      2,741,728      14.88%
  American Century VP - American Century VP
   Capital Appreciation
     2001 ............................................         0.80%     735,263     17.987270     13,225,374     -28.64%
     2000 ............................................         0.80%     819,897     25.207415     20,667,484       8.17%
     1999 ............................................         0.80%     643,372     23.303640     14,992,909      63.21%
     1998 ............................................         0.80%     649,478     14.277913      9,273,190      -2.94%
     1997 ............................................         0.80%     655,176     14.709822      9,637,522      -4.03%
  American Century VP - American Century VP
   Income & Growth
     2001 ............................................         0.80%     322,604     10.252927      3,307,635      -9.09%
     2000 ............................................         0.80%     303,622     11.277817      3,424,193     -11.32%
     1999 ............................................         0.80%     235,223     12.717991      2,991,564      17.08%
     1998 ............................................         0.80%      73,815     10.862660        801,827       8.63% 5/1/98
  American Century VP - American Century VP
   International
     2001 ............................................         0.80%     733,730     15.554724     11,412,968     -29.74%
     2000 ............................................         0.80%     754,646     22.139513     16,707,495     -17.49%
     1999 ............................................         0.80%     649,836     26.831062     17,435,790      62.74%
     1998 ............................................         0.80%     568,779     16.487231      9,377,591      17.81%
     1997 ............................................         0.80%     333,719     13.994328      4,670,173      17.69%
  American Century VP - American Century VP Value
     2001 ............................................         0.80%     499,070     17.020923      8,494,632      11.92%
     2000 ............................................         0.80%     323,587     15.208380      4,921,234      17.21%
     1999 ............................................         0.80%     156,791     12.975752      2,034,481      -1.64%
     1998 ............................................         0.80%     140,522     13.192098      1,853,780       3.98%
     1997 ............................................         0.80%      81,237     12.687534      1,030,697      25.08%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Credit Suisse Trust - Global Post-Venture
   Capital Portfolio
     2001 ............................................         0.80%     135,156     11.150533      1,507,061     -29.21%
     2000 ............................................         0.80%     139,959     15.751152      2,204,515     -19.58%
     1999 ............................................         0.80%     123,907     19.586645      2,426,922      62.20%
     1998 ............................................         0.80%      64,081     12.075838        773,832       5.66%
     1997 ............................................         0.80%      44,199     11.428806        505,142      12.43%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         0.80%     503,048     10.194751      5,128,449     -22.90%
     2000 ............................................         0.80%     525,361     13.222451      6,946,560     -26.48%
     1999 ............................................         0.80%     555,966     17.985801      9,999,494      52.21%
     1998 ............................................         0.80%     579,078     11.816371      6,842,600       4.51%
     1997 ............................................         0.80%     651,598     11.306660      7,367,397      -3.04%
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         0.80%     816,970     17.675000     14,439,945     -16.68%
     2000 ............................................         0.80%     942,509     21.214019     19,994,404     -18.76%
     1999 ............................................         0.80%     754,487     26.113570     19,702,349      67.73%
     1998 ............................................         0.80%     731,702     15.568525     11,391,521      -3.63%
     1997 ............................................         0.80%     712,489     16.154327     11,509,780      14.73%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         0.80%       9,248      6.633319         61,345     -28.71%
     2000 ............................................         0.80%       3,721      9.304097         34,621      -6.96% 5/1/00
  The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ............................................         0.80%     479,262     24.776659     11,874,511     -23.20%
     2000 ............................................         0.80%     508,803     32.259560     16,413,761     -11.74%
     1999 ............................................         0.80%     450,901     36.549891     16,480,382      29.04%
     1998 ............................................         0.80%     359,871     28.323603     10,192,843      28.35%
     1997 ............................................         0.80%     275,028     22.067304      6,069,126      27.41%
  Dreyfus Stock Index Fund
     2001 ............................................         0.80%   2,735,378     26.351146     72,080,345     -12.88%
     2000 ............................................         0.80%   2,613,545     30.248565     79,055,986     -10.00%
     1999 ............................................         0.80%   2,592,791     33.609618     87,142,715      19.64%
     1998 ............................................         0.80%   2,166,290     28.091438     60,854,201      27.19%
     1997 ............................................         0.80%   1,577,410     22.086039     34,838,739      31.90%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         0.80%     358,763     12.938645      4,641,907     -10.04%
     2000 ............................................         0.80%     365,003     14.382034      5,249,486      -1.44%
     1999 ............................................         0.80%     404,377     14.591996      5,900,668      10.57%
     1998 ............................................         0.80%     257,361     13.197284      3,396,466      29.18%
     1997 ............................................         0.80%      33,449     10.216196        341,722       2.16% 7/14/97
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         0.80%     162,195     13.204070      2,141,634      -6.60%
     2000 ............................................         0.80%     152,925     14.137245      2,161,938      -4.54%
     1999 ............................................         0.80%     138,815     14.810164      2,055,873      15.95%
     1998 ............................................         0.80%     125,274     12.772496      1,600,062      10.92%
     1997 ............................................         0.80%      74,022     11.514756        852,345      15.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         0.80%   1,558,719     37.915521     59,099,643      -5.72%
     2000 ............................................         0.80%   1,556,185     40.214814     62,581,690       7.56%
     1999 ............................................         0.80%   1,750,754     37.388084     65,457,338       5.48%
     1998 ............................................         0.80%   1,726,955     35.444796     61,211,568      10.74%
     1997 ............................................         0.80%   1,533,661     32.007773     49,089,073      27.09%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.80%   2,474,278     40.327380     99,781,149     -18.31%
     2000 ............................................         0.80%   2,621,312     49.366480    129,404,946     -11.69%
     1999 ............................................         0.80%   2,613,902     55.899014    146,114,544      36.34%
     1998 ............................................         0.80%   2,346,630     40.998916     96,209,286      38.38%
     1997 ............................................         0.80%   2,133,432     29.627929     63,209,172       22.5%
  Fidelity(R) VIP - High Income Portfolio: Initial Class
     2001 ............................................         0.80%     653,854     18.882734     12,346,551     -12.44%
     2000 ............................................         0.80%     619,065     21.565326     13,350,339     -23.09%
     1999 ............................................         0.80%     672,537     28.039263     18,857,442       7.29%
     1998 ............................................         0.80%     737,225     26.133234     19,266,073      -5.09%
     1997 ............................................         0.80%     660,090     27.535006     18,175,582      16.73%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.80%     814,381     16.843777     13,717,252     -21.80%
     2000 ............................................         0.80%     866,875     21.539183     18,671,779     -19.75%
     1999 ............................................         0.80%     863,446     26.840170     23,175,037      41.49%
     1998 ............................................         0.80%     871,214     18.969496     16,526,490      11.85%
     1997 ............................................         0.80%     801,447     16.959418     13,592,075      10.67%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.80%     808,651     24.805237     20,058,780      -4.86%
     2000 ............................................         0.80%     851,071     26.071970     22,189,098      -4.69%
     1999 ............................................         0.80%     917,098     27.355020     25,087,234      10.21%
     1998 ............................................         0.80%     961,754     24.821550     23,872,225      14.13%
     1997 ............................................         0.80%     930,767     21.747656     20,242,001      19.69%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         0.80%   2,013,717     21.083066     42,455,328     -12.95%
     2000 ............................................         0.80%   2,107,468     24.218904     51,040,565      -7.36%
     1999 ............................................         0.80%   2,151,780     26.143948     56,256,024      23.26%
     1998 ............................................         0.80%   1,826,890     21.209617     38,747,637      28.94%
     1997 ............................................         0.80%   1,351,683     16.448700     22,233,428      23.15%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.80%     341,765      9.787292      3,344,954     -15.11%
     2000 ............................................         0.80%     358,453     11.528985      4,132,599     -17.72%
     1999 ............................................         0.80%     385,372     14.012663      5,400,088       3.44%
     1998 ............................................         0.80%     315,036     13.546531      4,267,645      23.62%
     1997 ............................................         0.80%      55,769     10.958018        611,118       9.58% 7/14/97
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         0.80%     350,620      6.119334      2,145,561     -22.46%
     2000 ............................................         0.80%     297,781      7.891490      2,349,936     -21.09% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         0.80%     346,031      4.192814      1,450,844     -37.82%
     2000 ............................................         0.80%     259,751      6.742955      1,751,489     -32.57% 5/1/00

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         0.80%     227,552      6.008001      1,367,133     -24.04%
     2000 ............................................         0.80%     174,672      7.909816      1,381,623     -20.90% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001 ............................................         0.80%     950,129     17.022307     16,173,388     -28.71%
     2000 ............................................         0.80%     952,662     23.877962     22,747,627     -27.12%
     1999 ............................................         0.80%   1,104,444     32.761545     36,183,292       3.45%
     1998 ............................................         0.80%   1,058,148     31.669989     33,511,536      28.93%
     1997 ............................................         0.80%     755,171     24.563746     18,549,829      33.42%
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
     2001 ............................................         0.80%     246,977     10.242303      2,529,613      -2.10%
     2000 ............................................         0.80%     145,426     10.461575      1,521,385       4.62% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets Fund
   Class I
     2001 ............................................         0.80%      23,612      8.178748        193,117      -5.94%
     2000 ............................................         0.80%       1,063      8.695491          9,243     -13.05% 10/2/00
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         0.80%      86,686      3.412440        295,811     -43.18%
     2000 ............................................         0.80%      46,652      6.005978        280,191     -39.94% 10/2/00
  Nationwide(R) SAT - Gartmore International
   Growth Fund Class I
     2001 ............................................         0.80%       8,456      6.534130         55,253     -29.22%
     2000 ............................................         0.80%         453      9.231934          4,182      -7.68% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.80%     492,674     20.807253     10,251,193       6.40%
     2000 ............................................         0.80%     359,189     19.556523      7,024,488      11.65%
     1999 ............................................         0.80%     402,906     17.516435      7,057,477      -3.13%
     1998 ............................................         0.80%     414,068     18.081576      7,487,002       8.04%
     1997 ............................................         0.80%     237,476     16.735906      3,974,376       8.79%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2001 ............................................         0.80%      55,247     10.787560        595,980       3.35%
     2000 ............................................         0.80%       3,000     10.437484         31,312       4.37% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.80%   1,991,692     14.974957     29,825,502       2.77%
     2000 ............................................         0.80%   2,268,467     14.571330     33,054,581       5.18%
     1999 ............................................         0.80%   2,312,418     13.853330     32,034,690       4.01%
     1998 ............................................         0.80%   1,953,963     13.319323     26,025,464       4.43%
     1997 ............................................         0.80%   1,823,184     12.754301     23,253,438       4.42%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         0.80%     146,635      7.143137      1,047,434     -11.55%
     2000 ............................................         0.80%      85,563      8.076240        691,027     -19.24% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.80%     679,631     15.235359     10,354,422      27.25%
     2000 ............................................         0.80%     275,697     11.972833      3,300,874      10.32%
     1999 ............................................         0.80%     165,130     10.852975      1,792,152      26.82%
     1998 ............................................         0.80%      50,840      8.557853        435,081     -14.42% 5/1/98
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.80%     928,089     23.188796     21,521,266      -7.45%
     2000 ............................................         0.80%     998,068     25.056031     25,007,623       8.03%
     1999 ............................................         0.80%     907,754     23.192622     21,053,195      42.87%
     1998 ............................................         0.80%     879,309     16.233001     14,273,824       0.02%
     1997 ............................................         0.80%     690,077     16.199871     11,179,158      16.41%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001 ............................................         0.80%     146,210      5.605279        819,548     -30.87%
     2000 ............................................         0.80%      76,685      8.108035        621,765     -18.92% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.80%   2,295,929     29.801440     68,421,990     -12.53%
     2000 ............................................         0.80%   2,359,054     34.069071     80,370,778      -2.90%
     1999 ............................................         0.80%   2,622,351     35.085217     92,005,754       6.09%
     1998 ............................................         0.80%   2,650,483     33.070880     87,653,805      17.13%
     1997 ............................................         0.80%   2,342,232     28.233403     66,129,180      28.40%
  Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ............................................         0.80%      50,607      3.829622        193,806     -39.52%
     2000 ............................................         0.80%       7,806      6.332010         49,428     -36.68%
  Neuberger Berman AMT - Balanced Portfolio
     2001 ............................................         0.80%         636     22.433930         14,268      -3.34% 6/15/01
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.80%     800,152     22.896752     18,320,882     -30.92%
     2000 ............................................         0.80%     793,907     33.145055     26,314,091     -12.36%
     1999 ............................................         0.80%     660,524     37.818375     24,979,944      49.20%
     1998 ............................................         0.80%     767,489     25.347646     19,454,039      14.61%
     1997 ............................................         0.80%     628,860     22.117203     13,908,624      27.98%
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         0.80%     196,852     10.409898      2,049,209      -2.30%
     2000 ............................................         0.80%     149,159     10.654639      1,589,235       0.33%
     1999 ............................................         0.80%     181,217     10.619652      1,924,461      14.02%
     1998 ............................................         0.80%      71,761      9.314041        668,385      -6.86% 5/1/98
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2001 ............................................         0.80%     178,198     17.101800      3,047,507       7.91%
     2000 ............................................         0.80%     141,846     15.848178      2,248,001       5.94%
     1999 ............................................         0.80%     203,409     14.959827      3,042,963       0.67%
     1998 ............................................         0.80%     195,748     14.860392      2,908,892       3.56%
     1997 ............................................         0.80%     178,356     14.349688      2,559,353       5.89%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         0.80%     777,174     24.119941     18,745,391      -3.61%
     2000 ............................................         0.80%     781,588     25.022294     19,557,125      -0.01%
     1999 ............................................         0.80%   1,008,241     25.046437     25,252,845       6.51%
     1998 ............................................         0.80%   1,151,452     23.514569     27,075,898       3.38%
     1997 ............................................         0.80%     928,663     22.746051     21,123,416      30.21%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         0.80%     298,688      5.306432      1,584,968     -31.82%
     2000 ............................................         0.80%     313,898      7.782869      2,443,027     -22.17% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.80%     499,632     19.904727      9,945,039       6.92%
     2000 ............................................         0.80%     480,377     18.615856      8,942,629       5.26%
     1999 ............................................         0.80%     520,266     17.686402      9,201,634      -2.30%
     1998 ............................................         0.80%     532,098     18.103341      9,632,752       5.95%
     1997 ............................................         0.80%     381,236     17.086434      6,513,964       8.38%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.80%     859,711     15.509895     13,334,027     -13.28%
     2000 ............................................         0.80%     796,536     17.884539     14,245,679      -1.02%
     1999 ............................................         0.80%     535,283     18.069110      9,672,087      40.53%
     1998 ............................................         0.80%     342,717     12.857977      4,406,647      23.01%
     1997 ............................................         0.80%      40,779     10.452595        426,246       4.53% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         0.80%   1,078,042     26.520512     28,590,226     -12.74%
     2000 ............................................         0.80%   1,096,887     30.393395     33,338,120       4.26%
     1999 ............................................         0.80%   1,018,848     29.152831     29,702,304      57.22%
     1998 ............................................         0.80%     980,014     18.542353     18,171,766      13.20%
     1997 ............................................         0.80%     855,620     16.380762     14,015,708      21.45%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         0.80%      73,856      8.026816        592,829     -10.88%
     2000 ............................................         0.80%      33,482      9.006749        301,564      -9.93% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         0.80%     394,571     26.951432     10,634,253       1.40%
     2000 ............................................         0.80%     412,843     26.579650     10,973,222       5.59%
     1999 ............................................         0.80%     437,927     25.171538     11,023,296      10.91%
     1998 ............................................         0.80%     460,679     22.696024     10,455,582       5.80%
     1997 ............................................         0.80%     387,094     21.450954      8,303,536      16.29%
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.80%     901,762     40.890795     36,873,765      -4.48%
     2000 ............................................         0.80%     877,807     42.709091     37,490,339       5.75%
     1999 ............................................         0.80%     898,106     40.478200     36,353,714      33.83%
     1998 ............................................         0.80%     874,006     30.245312     26,434,584      12.64%
     1997 ............................................         0.80%     791,884     26.851737     21,263,461      24.46%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         0.80%     269,121     21.646818      5,825,613       3.25%
     2000 ............................................         0.80%     271,144     20.965624      5,684,703       3.57%
     1999 ............................................         0.80%     296,260     20.243703      5,997,399       4.25%
     1998 ............................................         0.80%     360,468     19.418031      6,999,579       6.41%
     1997 ............................................         0.80%     337,867     18.249145      6,165,784      10.50%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         0.80%     213,256      7.816872      1,666,995     -22.76%
     2000 ............................................         0.80%     210,636     10.120684      2,131,780     -40.00%
     1999 ............................................         0.80%     219,407     16.868902      3,701,155      85.71%
     1998 ............................................         0.80%     149,776      9.083353      1,360,468      -5.54%
     1997 ............................................         0.80%     140,532      9.615755      1,351,321     -14.21%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.80%      74,719     10.822665        808,659       9.22%
     2000 ............................................         0.80%      62,323      9.909218        617,572      10.50%
     1999 ............................................         0.80%      43,728      8.967304        392,122      28.35%
     1998 ............................................         0.80%      34,905      6.986851        243,876     -28.95%
     1997 ............................................         0.80%      16,674      9.833749        163,968      -1.66% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         0.80%     313,717     21.092541      6,617,089       8.96%
     2000 ............................................         0.80%     277,285     19.357784      5,367,623      27.04%
     1999 ............................................         0.80%     246,788     15.237208      3,760,360      -4.14%
     1998 ............................................         0.80%     287,075     15.895654      4,563,245     -12.33%
     1997 ............................................         0.80%     275,704     18.130321      4,998,602      20.51%
     Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.80%     120,008     13.323421      1,598,917      -5.86%
     2000 ............................................         0.80%     123,195     14.152095      1,743,467       1.06%
     1999 ............................................         0.80%     143,676     14.003753      2,012,003      -8.56%
     1998 ............................................         0.80%     154,980     15.314274      2,373,406      11.86%
     1997 ............................................         0.80%     121,423     13.690999      1,662,402       1.57%
     Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         0.80%     444,368      6.445985      2,864,389      -2.60%
     2000 ............................................         0.80%     443,771      6.617911      2,936,837     -42.33%
     1999 ............................................         0.80%     576,742     11.474995      6,618,112      98.69%
     1998 ............................................         0.80%     253,188      5.775322      1,462,242     -34.66%
     1997 ............................................         0.80%     222,956      8.838307      1,970,554     -12.31%
     Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.80%     176,699     14.394010      2,543,407     -11.16%
     2000 ............................................         0.80%     186,255     16.202639      3,017,823      10.52%
     1999 ............................................         0.80%     206,979     14.660562      3,034,428      20.04%
     1998 ............................................         0.80%     206,325     12.213208      2,519,890     -31.52%
     1997 ............................................         0.80%     212,577     17.834480      3,791,200      -2.46%

Single Premium contracts issued on or after April 16, 1990:

  American Century VP - American Century VP Balanced
     2001 ............................................         1.30%      27,610     18.571841        512,769      -4.79%
     2000 ............................................         1.30%      29,587     19.506844        577,149      -3.90%
     1999 ............................................         1.30%      36,043     20.298769        731,629       8.64%
     1998 ............................................         1.30%      43,205     18.685028        807,287      14.28%
     1997 ............................................         1.30%      38,245     16.350628        625,330      14.31%
  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         1.30%      93,041     18.500029      1,721,261     -29.00%
     2000 ............................................         1.30%     156,838     26.057031      4,086,733       7.63%
     1999 ............................................         1.30%     134,822     24.209204      3,263,933      62.40%
     1998 ............................................         1.30%     113,249     14.906965      1,688,199      -3.42%
     1997 ............................................         1.30%     129,674     15.434921      2,001,508      -4.51%
   American Century VP - American Century VP Income
    & Growth
     2001 ............................................         1.30%      40,468     10.066594        407,375      -9.54%
     2000 ............................................         1.30%      48,794     11.128733        543,015     -11.76%
     1999 ............................................         1.30%      53,220     12.612413        671,233      16.50%
     1998 ............................................         1.30%      18,703     10.826437        202,487       8.26% 5/1/98
   American Century VP - American Century VP
    International
     2001 ............................................         1.30%     105,515     14.988556      1,581,517     -30.10%
     2000 ............................................         1.30%     126,911     21.441430      2,721,153     -17.90%
     1999 ............................................         1.30%     162,982     26.114709      4,256,228      61.93%
     1998 ............................................         1.30%     168,629     16.127264      2,719,524      17.23%
     1997 ............................................         1.30%     109,065     13.757328      1,500,443      17.10%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  American Century VP - American Century VP Value
     2001 ............................................         1.30%     123,905     16.598988      2,056,698      11.36%
     2000 ............................................         1.30%      57,614     14.906133        858,802      16.63%
     1999 ............................................         1.30%      26,781     12.781220        342,294      -2.13%
     1998 ............................................         1.30%      25,086     13.059452        327,609       3.46%
     1997 ............................................         1.30%      36,293     12.622928        458,124      24.45%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2001 ............................................         1.30%       7,002     10.873870         76,139     -29.56%
     2000 ............................................         1.30%      11,974     15.438040        184,855     -19.98%
     1999 ............................................         1.30%      88,739     19.293144      1,712,054      61.39%
     1998 ............................................         1.30%      23,108     11.954408        276,242       5.13%
     1997 ............................................         1.30%      20,440     11.370593        232,415      11.87%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         1.30%      55,979      9.868857        552,449     -23.29%
     2000 ............................................         1.30%      66,083     12.864457        850,122     -26.85%
     1999 ............................................         1.30%      81,838     17.586224      1,439,221      51.45%
     1998 ............................................         1.30%      92,476     11.611647      1,073,799       3.99%
     1997 ............................................         1.30%     134,117     11.166430      1,497,608      -3.52%
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         1.30%      82,230     17.109846      1,406,943     -17.10%
     2000 ............................................         1.30%     118,070     20.639565      2,436,913     -19.17%
     1999 ............................................         1.30%     114,996     25.533360      2,936,234      66.90%
     1998 ............................................         1.30%     152,727     15.298780      2,336,537      -4.11%
     1997 ............................................         1.30%     175,452     15.954033      2,799,167      14.16%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         1.30%       2,993      6.578172         19,688     -29.06%
     2000 ............................................         1.30%       5,683      9.273374         52,701      -7.27% 5/1/00
  The Dreyfus Socially Responsible Growth Fund, Inc. .
     2001 ............................................         1.30%      22,613     23.777410        537,679     -23.58%
     2000 ............................................         1.30%      33,067     31.114958      1,028,878     -12.18%
     1999 ............................................         1.30%      31,488     35.428815      1,115,583      28.40%
     1998 ............................................         1.30%      27,695     27.592332        764,170      27.71%
     1997 ............................................         1.30%      27,923     21.605205        603,282      26.78%
  Dreyfus Stock Index Fund
     2001 ............................................         1.30%     215,776     25.286872      5,456,300     -13.32%
     2000 ............................................         1.30%     248,888     29.173405      7,260,910     -10.45%
     1999 ............................................         1.30%     315,343     32.576553     10,272,788      19.05%
     1998 ............................................         1.30%     326,895     27.364353      8,945,270      26.56%
     1997 ............................................         1.30%     252,267     21.622115      5,454,546      31.24%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         1.30%      80,268     12.653068      1,015,636     -10.49%
     2000 ............................................         1.30%      69,804     14.135555        986,718      -1.93%
     1999 ............................................         1.30%      81,279     14.413356      1,171,503      10.02%
     1998 ............................................         1.30%      62,982     13.101026        825,129      28.54%
     1997 ............................................         1.30%       8,365     10.192453         85,260       1.92% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         1.30%      12,109     12.876695        155,924      -7.07%
     2000 ............................................         1.30%      16,818     13.856323        233,036      -5.02%
     1999 ............................................         1.30%       9,941     14.588194        145,021      15.38%
     1998 ............................................         1.30%      14,240     12.644103        180,052      10.37%
     1997 ............................................         1.30%      11,510     11.456116        131,860      14.71%
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         1.30%     292,636     35.855591     10,492,637      -6.19%
     2000 ............................................         1.30%     304,863     38.221825     11,652,420       7.03%
     1999 ............................................         1.30%     395,355     35.712129     14,118,969       4.96%
     1998 ............................................         1.30%     456,214     34.025630     15,522,969      10.19%
     1997 ............................................         1.30%     525,933     30.880183     16,240,907      26.45%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         1.30%     283,815     38.662344     10,972,953     -18.72%
     2000 ............................................         1.30%     342,658     47.567395     16,299,348     -12.12%
     1999 ............................................         1.30%     355,884     54.130524     19,264,187      35.66%
     1998 ............................................         1.30%     376,885     39.900577     15,037,929      37.69%
     1997 ............................................         1.30%     325,852     28.978553      9,442,719      21.89%
  Fidelity(R) VIP - High Income Portfolio:
   Initial Class
     2001 ............................................         1.30%      93,229     19.673202      1,834,113     -12.88%
     2000 ............................................         1.30%     100,049     22.581448      2,259,251     -23.47%
     1999 ............................................         1.30%     105,520     29.506936      3,113,572       6.76%
     1998 ............................................         1.30%     144,326     27.638937      3,989,017      -5.56%
     1997 ............................................         1.30%     160,493     29.267460      4,697,222      16.15%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         1.30%     150,144     15.174561      2,278,369     -22.19%
     2000 ............................................         1.30%     168,125     19.502680      3,278,888     -20.15%
     1999 ............................................         1.30%     213,601     24.423718      5,216,931      40.79%
     1998 ............................................         1.30%     248,471     17.348011      4,310,478      11.29%
     1997 ............................................         1.30%     310,985     15.587449      4,847,463      10.11%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         1.30%     187,390     26.691052      5,001,636      -5.34%
     2000 ............................................         1.30%     201,334     28.195602      5,676,733      -5.16%
     1999 ............................................         1.30%     211,956     29.730624      6,301,584       9.66%
     1998 ............................................         1.30%     253,412     27.112311      6,870,585      13.57%
     1997 ............................................         1.30%     293,986     23.873730      7,018,542      19.09%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         1.30%     215,185     20.409441      4,391,806     -13.39%
     2000 ............................................         1.30%     250,535     23.563410      5,903,459      -7.82%
     1999 ............................................         1.30%     290,335     25.563198      7,421,891      22.65%
     1998 ............................................         1.30%     275,660     20.842351      5,745,402      28.30%
     1997 ............................................         1.30%     257,262     16.244815      4,179,174      22.54%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         1.30%      17,924      9.571123        171,553     -15.53%
     2000 ............................................         1.30%      19,392     11.331281        219,736     -18.13%
     1999 ............................................         1.30%      21,868     13.841079        302,677       2.93%
     1998 ............................................         1.30%      64,568     13.447707        868,292      23.01%
     1997 ............................................         1.30%      31,619     10.932562        345,677       9.33% 7/14/97

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         1.30%      15,561      6.068452         94,431     -22.85%
     2000 ............................................         1.30%      22,133      7.865419        174,085     -21.35% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         1.30%      44,468      4.157888        184,893     -38.13%
     2000 ............................................         1.30%      52,739      6.720656        354,441     -32.79% 5/1/00
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         1.30%      59,476      5.958051        354,361     -24.43%
     2000 ............................................         1.30%      72,749      7.883682        573,530     -21.16% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund
   Class I
     2001 ............................................         1.30%      37,694     16.217110        611,288     -29.07%
     2000 ............................................         1.30%      45,948     22.863519      1,050,533     -27.48%
     1999 ............................................         1.30%      62,075     31.526314      1,956,996       2.93%
     1998 ............................................         1.30%     113,664     30.628674      3,481,378      28.29%
     1997 ............................................         1.30%      71,279     23.875030      1,701,788      32.76%
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund
   Class I
     2001 ............................................         1.30%      41,031     10.157238        416,762      -2.59%
     2000 ............................................         1.30%      10,564     10.427067        110,152       4.27% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets Fund
   Class I
     2001 ............................................         1.30%       1,128      8.127810          9,168      -6.42%
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         1.30%      13,394      3.391119         45,421     -43.47%
     2000 ............................................         1.30%      18,398      5.998698        110,364     -40.01% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         1.30%     253,883     21.700608      5,509,415       5.86%
     2000 ............................................         1.30%     188,357     20.498919      3,861,115      11.09%
     1999 ............................................         1.30%     240,383     18.452016      4,435,551      -3.61%
     1998 ............................................         1.30%     274,184     19.142839      5,248,660       7.50%
     1997 ............................................         1.30%     255,535     17.806978      4,550,306       8.25%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund
   Class I
     2001 ............................................         1.30%         269     10.698042          2,878       2.84%
     2000 ............................................         1.30%       1,928     10.403041         20,057       4.03% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         1.30%     788,057     14.917365     11,755,734       2.25%
     2000 ............................................         1.30%     857,846     14.589227     12,515,310       4.66%
     1999 ............................................         1.30%   1,082,615     13.940225     15,091,897       3.49%
     1998 ............................................         1.30%     814,530     13.470763     10,972,341       3.90%
     1997 ............................................         1.30%   1,051,590     12.964662     13,633,509       3.89%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         1.30%      10,664      7.083730         75,541     -12.00%
     2000 ............................................         1.30%       3,122      8.049546         25,131     -29.07% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         1.30%     193,975     14.958425      2,901,560      26.61%
     2000 ............................................         1.30%     236,917     11.814503      2,799,057       9.77%
     1999 ............................................         1.30%      23,585     10.762831        253,841      26.19%
     1998 ............................................         1.30%      28,961      8.529271        247,016     -14.71% 5/1/98

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         1.30%      42,033     22.482240        944,996      -7.92%
     2000 ............................................         1.30%      74,796     24.415235      1,826,162       7.50%
     1999 ............................................         1.30%      66,890     22.712185      1,519,218      42.16%
     1998 ............................................         1.30%      68,318     15.976308      1,091,469      -0.30%
     1997 ............................................         1.30%      79,580     16.023638      1,275,161      15.83%
  Nationwide(R) SAT - Strong Mid Cap Growth Fund
   Class I
     2001 ............................................         1.30%       3,579      5.558609         19,894     -31.22%
     2000 ............................................         1.30%       9,148      8.081237         73,927     -19.19% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         1.30%      91,363     30.449581      2,781,965     -12.97%
     2000 ............................................         1.30%     103,521     34.985736      3,621,758      -3.38%
     1999 ............................................         1.30%     115,322     36.208762      4,175,667       5.56%
     1998 ............................................         1.30%     136,311     34.300994      4,675,603      16.55%
     1997 ............................................         1.30%     149,445     29.430261      4,398,205      27.76%
  Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ............................................         1.30%       2,633      3.805692         10,020     -39.82%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         1.30%     116,532     22.639891      2,638,272     -31.27%
     2000 ............................................         1.30%     110,577     32.939123      3,642,309     -12.79%
     1999 ............................................         1.30%      97,552     37.771042      3,684,641      48.46%
     1998 ............................................         1.30%     136,629     25.442656      3,476,205      14.03%
     1997 ............................................         1.30%     135,697     22.311330      3,027,581      27.34%
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         1.30%       7,490     10.220670         76,553      -2.79%
     2000 ............................................         1.30%       4,316     10.513749         45,377      -0.17%
     1999 ............................................         1.30%       2,945     10.531438         31,015      13.45%
     1998 ............................................         1.30%       4,760      9.282948         44,187      -7.17% 5/1/98
  Neuberger Berman AMT - Limited Maturity Bond
   Portfolio
     2001 ............................................         1.30%      64,208     17.341018      1,113,432       7.37%
     2000 ............................................         1.30%      55,938     16.150810        903,444       5.41%
     1999 ............................................         1.30%      58,827     15.321478        901,317       0.17%
     1998 ............................................         1.30%      76,004     15.295923      1,162,551       3.04%
     1997 ............................................         1.30%     169,876     14.844266      2,521,685       5.36%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         1.30%      58,929     23.242157      1,369,637      -4.09%
     2000 ............................................         1.30%      56,278     24.233377      1,363,806      -0.59%
     1999 ............................................         1.30%      69,118     24.377639      1,684,934       5.98%
     1998 ............................................         1.30%     176,971     23.001381      4,070,577       2.86%
     1997 ............................................         1.30%     233,445     22.361130      5,220,094      29.56%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         1.30%      12,032      5.262277         63,316     -32.16%
     2000 ............................................         1.30%      25,730      7.757136        199,591     -22.43% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         1.30%      71,479     20.452013      1,461,889       6.39%
     2000 ............................................         1.30%      57,658     19.224081      1,108,422       4.73%
     1999 ............................................         1.30%      70,351     18.355321      1,291,315      -2.79%
     1998 ............................................         1.30%      84,868     18.882225      1,602,497       5.42%
     1997 ............................................         1.30%      89,920     17.910876      1,610,546       7.84%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         1.30%      89,005     15.167382      1,349,973     -13.71%
     2000 ............................................         1.30%      91,772     17.577949      1,613,164      -1.51%
     1999 ............................................         1.30%      60,384     17.847892      1,077,727      39.83%
     1998 ............................................         1.30%      26,155     12.764150        333,846      22.40%
     1997 ............................................         1.30%      10,788     10.428297        112,500       4.28% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         1.30%      89,126     25.449092      2,268,176     -13.18%
     2000 ............................................         1.30%     103,662     29.312842      3,038,628       3.74%
     1999 ............................................         1.30%      99,036     28.256521      2,798,413      56.44%
     1998 ............................................         1.30%      88,848     18.062180      1,604,789      12.63%
     1997 ............................................         1.30%     113,733     16.036486      1,823,878      20.84%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         1.30%      11,244      7.960162         89,504     -11.33%
     2000 ............................................         1.30%       3,017      8.977032         27,084     -10.23% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         1.30%      95,325     26.649037      2,540,319       0.89%
     2000 ............................................         1.30%     102,256     26.413991      2,700,989       5.07%
     1999 ............................................         1.30%     106,259     25.139330      2,671,280      10.35%
     1998 ............................................         1.30%     110,357     22.780548      2,513,993       5.28%
     1997 ............................................         1.30%     152,543     21.638756      3,300,841      15.71%
  Strong Opportunity Fund II, Inc.
     2001 ............................................         1.30%      99,955     38.960989      3,894,346      -4.95%
     2000 ............................................         1.30%     101,232     40.898881      4,140,276       5.23%
     1999 ............................................         1.30%     102,073     38.955700      3,976,325      33.17%
     1998 ............................................         1.30%     111,969     29.253391      3,275,473      12.08%
     1997 ............................................         1.30%     132,285     26.101254      3,452,804      23.83%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         1.30%      35,961     20.624646        741,683       2.73%
     2000 ............................................         1.30%      29,577     20.076460        593,801       3.05%
     1999 ............................................         1.30%      32,996     19.481837        642,823       3.73%
     1998 ............................................         1.30%      58,970     18.780910      1,107,510       5.87%
     1997 ............................................         1.30%      68,152     17.738866      1,208,939       9.95%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         1.30%      28,858      7.578594        218,703     -23.15%
     2000 ............................................         1.30%      77,557      9.861771        764,849     -40.30%
     1999 ............................................         1.30%     142,490     16.519505      2,353,864      84.79%
     1998 ............................................         1.30%      35,834      8.939643        320,343      -6.01%
     1997 ............................................         1.30%      40,251      9.511045        382,829     -14.64%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         1.30%       7,324     10.583651         77,515       8.67%
     2000 ............................................         1.30%       9,551      9.739230         93,019       9.96%
     1999 ............................................         1.30%       6,540      8.857388         57,927      27.71%
     1998 ............................................         1.30%       7,315      6.935753         50,735     -29.31%
     1997 ............................................         1.30%       5,443      9.810873         53,401      -1.89% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                                 CONTRACT
                                                              EXPENSE                 UNIT             OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE          EQUITY      RETURN**
                                                             --------    -----     ----------         --------     --------
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         1.30%      53,253     20.418602        1,087,352       8.41%
     2000 ............................................         1.30%      50,123     18.833757          944,004      26.41%
     1999 ............................................         1.30%      39,678     14.898574          591,146      -4.62%
     1998 ............................................         1.30%      67,042     15.620311        1,047,217     -12.76%
     1997 ............................................         1.30%      98,406     17.905659        1,762,024      19.91%
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         1.30%      33,122     13.823940          457,877      -6.33%
     2000 ............................................         1.30%      31,281     14.757769          461,638       0.56%
     1999 ............................................         1.30%      34,273     14.675886          502,987      -9.01%
     1998 ............................................         1.30%      56,294     16.129801          908,011      11.30%
     1997 ............................................         1.30%      45,566     14.492332          660,358       1.07%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         1.30%      34,168      6.285993          214,780      -3.09%
     2000 ............................................         1.30%      37,709      6.486254          244,590     -42.61%
     1999 ............................................         1.30%     123,914     11.302972        1,400,596      97.70%
     1998 ............................................         1.30%      25,018      5.717162          143,032     -34.98%
     1997 ............................................         1.30%      35,382      8.793232          311,122     -12.75%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         1.30%      38,241     12.731937          486,882     -11.61%
     2000 ............................................         1.30%      57,160     14.404038          823,335       9.97%
     1999 ............................................         1.30%      71,735     13.098076          939,590      19.44%
     1998 ............................................         1.30%     128,220     10.966233        1,406,090     -31.86%
     1997 ............................................         1.30%     142,782     16.093994        2,297,933      -2.95%
                                                                                                 --------------

Total Contract Owners' Equity by Year
     2001.....................................................................................   $  933,404,977
                                                                                                 ==============
     2000.....................................................................................   $1,071,884,297
                                                                                                 ==============
     1999.....................................................................................   $1,144,615,392
                                                                                                 ==============
     1998.....................................................................................   $  894,156,479
                                                                                                 ==============
     1997.....................................................................................   $  658,587,322
                                                                                                 ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 149 pages.

Representations and Undertakings.


Independent Auditors' Consent.


Signatures.

The following exhibits required by Forms N-8B-2 and S-6:



1.   Power of Attorney dated April 1, 2002.                      Attached hereto.


2.   Resolution of the Depositor's Board of Directors            Included with the Registration Statement on Form
     authorizing the establishment of the Registrant,            N-8B-2 for the Nationwide VLI Separate Account-2, and
     adopted                                                     hereby incorporated herein by reference.

3.   Distribution Contracts                                      Filed previously with initial registration (File No.
                                                                 33-62795) and is hereby incorporated by reference.

4.   Form of Security                                            Filed previously with initial registration (File No.
                                                                 33-62795) and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor                      Included with the Registration Statement on Form
                                                                 N-8B-2 for the Nationwide VLI Separate Account-2, and
                                                                 hereby incorporated herein by reference.

6.   Application form of Security                                Filed previously with registration statement (File No.
                                                                 33-62795) and hereby incorporated by reference.

7.   Opinion of Counsel                                          Filed previously with initial registration (File No.
                                                                 33-62795) and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:



We consent to use of our reports for Nationwide VLI Separate Account-2 dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus (File No. 033-62795).






KPMG LLP
Columbus, Ohio

April 22, 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment No.-11 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 26th day of April, 2002.



                                                                 NATIONWIDE VLI SEPARATE ACCOUNT-2
                                                ---------------------------------------------------------------------
                                                                           (Registrant)
                                                                  NATIONWIDE LIFE INSURANCE COMPANY
                                                ---------------------------------------------------------------------
(Seal)                                                                     (Depositor)
Attest:

By:          /s/ GLENN W. SODEN                                           By: /s/ STEVEN SAVINI, ESQ.
-------------------------------------------     ----------------------------------------------------------------
                  Glenn W. Soden                                              Steven Savini, Esq.
                Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 26th day of April, 2002.




               SIGNATURE                                   TITLE

W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                                           Director
----------------------------------------
Galen R. Barnes

                                                                                                  By /s/ STEVEN SAVINI
                                                                                         ------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact